SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Australia — 2.3%
Communication Services — 0.0%
REA Group Ltd	13,770	$1,327

Consumer Discretionary — 0.2%
Aristocrat Leisure Ltd	115,373	4,893
Lottery Corp Ltd/The	658,724	2,620
		7,513
Energy — 0.2%
Ampol	27,157	615
Beach Energy	923,967	545
New Hope	550,686	2,037
Viva Energy Group	29,953	43
Whitehaven Coal Ltd	354,570	1,881
Woodside Energy Group Ltd	128,377	2,484
Yancoal Australia Ltd	224,723	854
		8,459
Financials — 0.3%
ANZ Group Holdings Ltd	19,219	469
Helia Group Ltd	109,333	419
HUB24 Ltd	14,792	748
Medibank Pvt Ltd	948,835	3,262
National Australia Bank Ltd	90,714	2,384
QBE Insurance Group Ltd	262,981	4,578
		11,860
Health Care — 0.1%
Ansell Ltd	76,553	1,682
Pro Medicus Ltd	15,452	2,186
Regis Healthcare Ltd	11,851	53
		3,921
Industrials — 0.2%
ALS	46,807	743
Aurizon Holdings	91,411	265
Brambles Ltd	70,477	952
Civmec Australia	27,779	38
Computershare Ltd	92,289	2,446
GenusPlus Group Ltd	7,212	55
Monadelphous Group Ltd	34,901	750
NRW Holdings	122,852	637
Qantas Airways Ltd	237,870	1,749
Service Stream Ltd	43,541	80
Shape Australia Pty	7,699	37
SRG Global Ltd	155,456	429
Ventia Services Group Pty Ltd	28,566	123
		8,304
Information Technology — 0.1%
Bravura Solutions Ltd	19,803	28
Codan Ltd	88,822	2,729
		2,757
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.9%
BHP Group Ltd	151,321	$6,310
BlueScope Steel Ltd	43,341	959
Capricorn Metals Ltd	2,891	26
Dyno Nobel Ltd	616,094	1,673
Fortescue Ltd	277,090	3,691
Imdex Ltd	38,668	110
Mineral Resources Ltd *	494	21
Northern Star Resources Ltd	50,152	664
OceanaGold Corp	53,900	1,351
Orica Ltd	98,957	1,624
Orora Ltd	745,829	716
Perseus Mining Ltd	912,773	3,086
Ramelius Resources Ltd	900,057	1,854
Regis Resources Ltd	639,373	2,711
Resolute Mining Ltd *	1,564,240	1,042
Rio Tinto Ltd	22,192	2,672
Sandfire Resources Ltd *	55,419	745
South32 Ltd	534,839	1,453
Zimplats Holdings Ltd *	4,323	40
		30,748
Real Estate — 0.3%
Charter Hall Group ‡	177,461	2,813
Charter Hall Retail REIT ‡	560,228	1,519
Dexus ‡	589,090	2,202
GPT Group/The ‡	26,642	90
Mirvac Group ‡	1,306,396	1,556
Region Group ‡	29,312	47
Servcorp Ltd	11,858	54
Waypoint REIT Ltd ‡	336,180	565
		8,846
Total Australia		83,735
Austria — 1.4%
Energy — 0.1%
OMV AG	76,264	4,796

Financials — 0.9%
BAWAG Group AG	7,951	1,595
Erste Group Bank AG	140,138	18,767
Raiffeisen Bank International AG	117,610	7,523
UNIQA Insurance Group AG	57,328	1,157
Vienna Insurance Group AG Wiener
Versicherung Gruppe	22,245	1,640
		30,682
Industrials — 0.2%
ANDRITZ AG	32,699	2,828
FACC AG	9,381	194
Frequentis	686	47
Oesterreichische Post AG	15,168	537
Palfinger AG	11,122	405
Porr Ag	26,361	1,335

SEI Institutional International Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rosenbauer International *	358	$25
		5,371
Information Technology — 0.0%
ams-OSRAM AG *	54,462	1,183

Materials — 0.2%
voestalpine AG	186,349	8,710
Total Austria		50,742

Belgium — 1.3%
Communication Services — 0.0%
Proximus SADP	50,955	341

Consumer Discretionary — 0.0%
D'ieteren Group	194	38

Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	33,176	2,743
Lotus Bakeries NV	6	80
Sipef NV	410	43
		2,866
Financials — 0.7%
Ageas SA/NV	79,422	6,358
KBC Group NV	141,192	19,296
		25,654
Health Care — 0.4%
Fagron	47,231	1,302
UCB SA	36,115	10,819
		12,121
Industrials — 0.0%
bpost SA *	22,132	39
Deme Group NV	4,416	885
Jensen-Group NV	472	46
		970
Information Technology — 0.0%
Barco NV	10,143	97
EVS Broadcast Equipment SA	119	4
Materialise NV ADR *	3,749	28
		129
Materials — 0.1%
Bekaert SA	19,727	882
Titan America	1,296	24
Umicore SA	98,756	2,293
		3,199
Total Belgium		45,318
Bermuda — 0.0%
Industrials — 0.0%
Himalaya Shipping Ltd	11,429	152
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brazil — 0.6%
Consumer Staples — 0.3%
Ambev SA	3,108,000	$9,776

Energy — 0.0%
Ventura Offshore Holding *	40,515	115

Financials — 0.1%
Banco do Brasil SA	1,464,400	5,644

Materials — 0.2%
Vale SA	297,300	4,476
Yara International ASA	70,121	3,085
		7,561
Total Brazil		23,096

Canada — 1.0%
Consumer Discretionary — 0.6%
Aritzia Inc *	11,800	1,301
Exco Technologies Ltd	7,454	40
Magna International Inc, Cl A	289,018	18,992
Martinrea International Inc	52,481	370
		20,703
Consumer Staples — 0.0%
Canada Packers	491	7

Energy — 0.1%
Bonterra Energy *	3,800	15
Cavvy Energy, Cl Common Subs. Receipt *	40,555	43
Enerflex Ltd	100,500	2,467
Ensign Energy Services Inc *	31,927	75
Journey Energy Inc *	110,800	319
Paramount Resources Ltd, Cl A	12,900	247
Pason Systems Inc	3,633	32
Tidewater Renewables *	1,700	15
Total Energy Services	4,900	76
Vermilion Energy Inc	15,000	140
		3,429
Financials — 0.1%
AGF Management Ltd, Cl B	14,781	210
Canaccord Genuity Group Inc	42,900	442
National Bank of Canada	17,800	2,809
Sprott Inc	2,200	248
		3,709
Health Care — 0.0%
Knight Therapeutics Inc *	5,800	40

Industrials — 0.0%
Chorus Aviation Inc	4,457	76
TFI International Inc	1,200	173
		249

2	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Celestica Inc *	6,364	$2,320

Materials — 0.2%
5N Plus *	13,600	420
Amerigo Resources Ltd	173,115	749
Centerra Gold Inc, Cl Common Subs. Receipt	52,346	830
Dynacor Group Inc	9,700	41
Fortuna Mining Corp *	182,800	1,545
Hudbay Minerals Inc	92,600	2,186
Imperial Metals Corp *	24,700	108
Mako Mining Corp *	19,600	144
Methanex	3,200	148
Santacruz Silver Mining Ltd *	39,825	258
SSR Mining Inc *	6,812	193
Thor Explorations Ltd	213,200	158
Torex Gold Resources Inc	11,700	465
		7,245
Total Canada		37,702
China — 1.6%
Consumer Discretionary — 0.5%
Alibaba Group Holding Ltd	840,354	10,076
China Beststudy Education Group	518,000	190
Haier Smart Home Co Ltd, Cl A	2,957,539	7,566
Prosus NV	1,048	45
		17,877
Consumer Staples — 0.1%
Wilmar International Ltd	843,773	2,355

Financials — 0.3%
BOC Hong Kong Holdings Ltd	163,000	885
China Merchants Bank Co Ltd, Cl H	1,498,342	8,604
		9,489
Industrials — 0.5%
KLN Logistics Group Ltd	227,315	160
SITC International Holdings Co Ltd	2,315,898	9,291
Yangzijiang Shipbuilding Holdings Ltd	2,599,000	6,896
		16,347
Information Technology — 0.0%
VSTECS Holdings Ltd	1,432,000	1,629

Real Estate — 0.2%
China Overseas Land & Investment Ltd	5,429,421	8,380
Total China		56,077

Denmark — 1.2%
Financials — 0.7%
AL Sydbank	5,507	486
Danske Bank A/S	326,500	17,511
Jyske Bank A/S	18,917	2,739
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ringkjoebing Landbobank A/S	21,383	$5,078
		25,814
Health Care — 0.2%
ALK-Abello A/S	26,249	982
Genmab A/S *	9,946	2,728
H Lundbeck A/S	33,022	215
Novo Nordisk A/S ADR	71,558	3,431
Zealand Pharma, Cl A *	1,622	72
		7,428
Industrials — 0.2%
D/S Norden A/S	15,117	636
Dfds A/S *	11,070	190
ISS A/S	76,352	3,128
NKT A/S *	6,906	1,034
Per Aarsleff Holding A/S	22,775	2,575
Vestas Wind Systems A/S	2,558	73
		7,636
Information Technology — 0.1%
Netcompany Group *	22,174	1,015

Materials — 0.0%
SP Group	394	24
Total Denmark		41,917
Finland — 0.9%
Communication Services — 0.0%
Sanoma Oyj	15,322	148

Consumer Discretionary — 0.0%
Puuilo Oyj	51,192	1,052

Consumer Staples — 0.0%
Anora Group Oyj	13,902	55

Energy — 0.2%
Neste Oyj	241,036	7,875

Financials — 0.1%
Nordea Bank Abp	251,107	4,768

Health Care — 0.2%
Orion Oyj, Cl B	63,788	5,243

Industrials — 0.4%
GRK Infra Oyj	1,442	32
Kone Oyj, Cl B	74,061	4,216
Konecranes Oyj	357	11
Luotea Plc	2,160	4
Wartsila OYJ Abp, Cl B	204,246	7,805
		12,068

SEI Institutional International Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Bittium Oyj	7,657	$275
F-Secure Oyj	18,623	44
Scanfil Oyj	782	11
Tieto OYJ	6,902	145
Vaisala Oyj, Cl A	478	31
		506
Materials — 0.0%
Outokumpu OYJ	21,836	126
Total Finland		31,841

France — 6.9%
Communication Services — 0.7%
Canal+ SA	388,246	1,262
IPSOS SA	139	6
JCDecaux SE	15,268	336
Publicis Groupe SA	218,339	21,590
		23,194
Consumer Discretionary — 1.8%
Accor SA	105,874	6,145
Christian Dior SE	678	348
Cie Generale des Etablissements Michelin SCA	698,229	26,990
Hermes International SCA	2,229	4,079
LVMH Moet Hennessy Louis Vuitton SE	47,355	26,206
Valeo SE	111,612	1,641
		65,409
Consumer Staples — 0.4%
Carrefour SA	327,064	6,076
L'Oreal SA	20,710	9,084
		15,160
Energy — 0.5%
Gaztransport Et Technigaz SA	10,908	2,313
North Atlantic Energies	5,579	280
TotalEnergies SE	200,473	15,511
		18,104
Financials — 1.0%
Amundi SA	139,962	13,444
AXA SA	54,770	2,746
BNP Paribas SA	64,403	7,526
Coface SA	63,331	1,091
SCOR SE	86,001	3,121
Societe Generale SA	96,159	8,516
VIEL & Cie SA	2,891	60
		36,504
Health Care — 0.2%
EssilorLuxottica SA	13,889	2,609
Ipsen SA	21,908	4,225
		6,834
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 1.6%
Air France-KLM *	60,752	$946
Airbus SE	25,455	5,667
Ayvens	178,279	2,350
Bouygues SA	74,130	4,142
Cie de Saint-Gobain SA	337	31
Derichebourg SA	6,556	72
Eiffage SA	30,444	4,493
Elis SA	32,651	1,012
Legrand SA	24,314	4,122
Rexel SA	384,390	16,851
Safran SA	12,507	4,932
Societe BIC SA	9,153	597
Teleperformance SE	238,140	12,529
		57,744
Information Technology — 0.0%
Alten SA	7,705	468
Neurones	996	39
Sopra Steria Group SACA	5,828	932
		1,439
Materials — 0.3%
Arkema SA	173,322	10,940

Real Estate — 0.2%
Carmila SA, Strike Price 866859 ‡	28,977	551
Covivio SA/France ‡	60,191	3,688
Klepierre SA ‡	99,515	4,162
		8,401
Utilities — 0.2%
Engie SA	196,734	6,196
Rubis SCA	38,405	1,348
		7,544
Total France		251,273

Gabon — 0.0%
Energy — 0.0%
BW Energy Ltd *	76,348	397

Georgia — 0.1%
Financials — 0.1%
Lion Finance Group PLC	15,643	2,354
TBC Bank Group PLC	18,060	1,061
		3,415
Total Georgia		3,415

Germany — 7.1%
Communication Services — 0.1%
CTS Eventim AG & Co KGaA	47,358	2,768
Deutsche Telekom AG	4,061	111
Scout24 SE	49	4
Trivago NV ADR *	4,663	25
		2,908

4	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.5%
Aumovio SE *	14,287	$590
Bayerische Motoren Werke AG	13,660	898
Continental AG	77,084	6,382
ElringKlinger AG	1,100	6
Hornbach Holding AG & Co KGaA	4,790	430
HUGO BOSS AG	21,927	943
Mercedes-Benz Group AG	109,125	5,492
TUI AG	255,096	2,111
Westwing Group SE *	1,946	37
		16,889
Financials — 0.9%
Commerzbank AG	165,582	7,057
Deutsche Bank AG	67,954	2,303
Deutsche Boerse AG	62,338	17,013
DWS Group GmbH & Co KGaA	30,814	2,316
flatexDEGIRO SE	41,282	1,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,612	3,695
		34,158
Health Care — 1.1%
Bayer AG	374,173	20,708
Fresenius Medical Care AG	345,422	15,647
Fresenius SE & Co KGaA	1,083	49
Merck KGaA	27,468	4,608
		41,012
Industrials — 2.3%
2G Energy	7,028	572
Aumann	4,948	87
Daimler Truck Holding AG	528,622	25,511
Deutsche Lufthansa AG	475,063	5,447
Deutsche Post AG	18,419	1,121
Deutz AG	63,011	631
Duerr AG	52,693	1,069
GEA Group AG	47,975	3,296
HOCHTIEF AG	10,147	5,885
Indus Holding AG	2,579	76
Knorr-Bremse AG	242	28
MTU Aero Engines AG	6,837	2,851
Nordex SE *	39,646	2,093
Pfisterer Holding SE	11,741	1,271
Rational AG	1,541	1,130
SFC Energy *	2,893	69
SGL Carbon *	5,404	28
Siemens AG	16,522	5,315
Siemens Energy AG	129,505	24,704
SMA Solar Technology AG *	30,575	2,208
Technotrans SE	848	31
Wacker Neuson	8,615	184
		83,607
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 1.0%
AIXTRON SE	75,474	$4,563
Atoss Software SE	9,163	703
Basler AG	8,748	283
Elmos Semiconductor SE	13,022	2,699
Infineon Technologies AG	7,633	720
Jenoptik	29,860	1,611
Nynomic *	1,465	29
SAP SE	151,344	23,344
Softwareone Holding AG	85,981	832
SUESS MicroTec SE	14,635	1,564
		36,348
Materials — 1.0%
Alzchem Group AG	2,380	473
BASF SE	382,614	20,464
Evonik Industries AG	627,847	11,400
Salzgitter AG	21,746	1,127
thyssenkrupp AG	118,160	1,408
Wacker Chemie AG *	2,493	259
		35,131
Real Estate — 0.0%
Aroundtown SA	422,393	1,124
LEG Immobilien SE	17,375	1,098
		2,222
Utilities — 0.2%
E.ON SE	126,013	2,593
RWE AG	54,591	3,532
		6,125
Total Germany		258,400

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	40,016	3,632

Hong Kong — 1.6%
Communication Services — 0.0%
HKT Trust & HKT Ltd	412,000	613
SmarTone Telecommunications Holdings	200,500	119
		732
Consumer Discretionary — 0.1%
Chow Sang Sang Holdings International Ltd	561,432	697
Crystal International Group Ltd	710,363	514
Johnson Electric Holdings Ltd	305,324	761
Luk Fook Holdings International Ltd	314,000	888
Yue Yuen Industrial Holdings Ltd	1,045,315	1,636
		4,496
Consumer Staples — 0.2%
Chaoda Modern Agriculture Holdings Ltd *	122,000	4
DFI Retail Group Holdings Ltd	350,856	1,331
WH Group Ltd	4,091,899	4,339
		5,674

SEI Institutional International Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.3%
AIA Group Ltd	707,400	$6,477
Bank of East Asia Ltd/The	113,624	182
Dah Sing Banking Group Ltd	617,600	913
Dah Sing Financial Holdings Ltd	148,800	717
Futu Holdings Ltd ADR	74	7
Hong Kong Exchanges & Clearing Ltd	44,341	2,063
Hongkong Land Holdings Ltd	260,100	1,853
Sun Hung Kai & Co Ltd	556,000	286
		12,498
Health Care — 0.0%
Modern Dental Group Ltd	129,000	98
United Laboratories International Holdings Ltd/The	43,884	47
		145
Industrials — 0.3%
Cathay Pacific Airways Ltd	668,000	1,109
Swire Pacific Ltd, Cl A	428,285	4,474
Techtronic Industries Co Ltd	268,632	4,471
		10,054
Information Technology — 0.1%
ASMPT Ltd	65,233	2,011
PAX Global Technology Ltd	1,339,000	575
Plover Bay Technologies Ltd	390,557	397
VTech Holdings Ltd	155,335	1,021
		4,004
Real Estate — 0.5%
CK Asset Holdings Ltd	1,744,455	9,856
Great Eagle Holdings Ltd	30,827	58
Hang Lung Group Ltd	615,709	990
Hang Lung Properties Ltd	1,383,865	1,219
Hysan Development Co Ltd	543,441	1,146
Kerry Properties Ltd	726,823	1,679
Langham Hospitality Investments and
Langham Hospitality Investments Ltd	1,333	–
Sun Hung Kai Properties Ltd	211,814	3,049
Swire Properties Ltd	312,800	822
Wharf Real Estate Investment Co Ltd	265,158	724
		19,543
Utilities — 0.1%
CLP Holdings Ltd	193,000	1,804
Total Hong Kong		58,950

Indonesia — 0.4%
Consumer Staples — 0.1%
Bumitama Agri	58,100	74
First Resources Ltd	422,157	1,015
Golden Agri-Resources Ltd	3,851,541	804
		1,893
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.1%
Bank Rakyat Indonesia Persero Tbk PT	29,148,308	$4,463

Industrials — 0.2%
Jardine Matheson Holdings Ltd	105,276	6,492
Total Indonesia		12,848

Ireland — 1.3%
Consumer Discretionary — 0.0%
Cairn Homes PLC	348,856	985

Consumer Staples — 0.1%
Glanbia	116,400	3,257
Greencore Group PLC	237,299	627
		3,884
Financials — 1.1%
AIB Group PLC	1,890,597	22,233
Bank of Ireland Group PLC	869,645	17,336
		39,569
Health Care — 0.0%
Amarin Corp PLC ADR *	13,654	218

Industrials — 0.1%
AerCap Holdings NV	16,744	2,441

Information Technology — 0.0%
Fineos Corp Ltd, Cl CDI *	16,698	25
Total Ireland		47,122

Israel — 1.6%
Communication Services — 0.0%
B Communications Ltd *(A)	25,894	–
Cellcom Israel Ltd	5,973	62
Nexxen International Ltd *	40,349	364
Perion Network Ltd *	46,268	449
		875
Consumer Discretionary — 0.0%
Castro Model Ltd	1,483	72
Max Stock Ltd	114,839	1,390
		1,462
Consumer Staples — 0.0%
M Yochananof & Sons Ltd	1,728	197
Neto ME Holdings Ltd *	443	32
		229
Financials — 1.1%
Analyst IMS Investment Management Services Ltd	5,921	297
Ayalon Holdings Ltd	1,105	46
Bank Hapoalim BM	314,852	7,253
Bank Leumi Le-Israel BM	788,416	17,622
Generation Capital Ltd	38,539	36

6	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harel Insurance Investments & Financial Services Ltd	38,269	$2,014
IBI Investment House	275	46
Israel Discount Bank Ltd, Cl A	565,267	5,590
Libra Insurance	3,891	26
Menora Mivtachim Holdings	903	135
Nawi Group Ltd	1,461	25
Phoenix Financial Ltd	11,156	616
Plus500 Ltd	19,372	1,231
Tel Aviv Stock Exchange Ltd	89,011	3,684
		38,621
Health Care — 0.1%
Brainsway *	6,153	95
SofWave Medical Ltd *	13,799	192
Teva Pharmaceutical Industries Ltd ADR *	77,126	2,613
		2,900
Industrials — 0.0%
Afcon Holdings	745	123
FMS Enterprises Migun Ltd	713	54
		177
Information Technology — 0.4%
Allot Ltd *	81,001	717
Ceragon Networks *	30,769	80
Check Point Software Technologies Ltd *	37,248	4,895
Gilat Satellite Networks Ltd *	24,921	332
Ituran Location and Control Ltd	14,774	901
Nova Ltd *	5,320	2,888
Telsys Ltd	1,545	186
Tower Semiconductor Ltd *	14,656	3,805
		13,804
Materials — 0.0%
Israel Corp Ltd	1,693	432
Total Israel		58,500

Italy — 3.8%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	207,913	479
Fiera Milano SpA	38,567	372
		851
Consumer Discretionary — 0.5%
CIR SpA-Compagnie Industriali *	257,347	204
De' Longhi SpA	16,064	683
Ferrari NV	1,199	446
Lottomatica Group Spa	94,307	2,618
Moncler SpA	45,353	2,641
OVS SpA	169,861	1,175
Pirelli & C SpA	606,380	4,595
PRADA SpA	946,900	4,815
Safilo Group SpA *	22,177	43
Sanlorenzo	1,187	49
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Technogym SpA	92,800	$1,614
		18,883
Consumer Staples — 0.2%
Coca-Cola HBC AG	108,955	7,107
Orsero	1,340	23
Pharmanutra	885	89
		7,219
Energy — 0.6%
Eni SpA	857,929	20,141

Financials — 1.9%
Azimut Holding SpA	31,232	1,269
Banca Mediolanum SpA	238,328	5,943
Banco BPM	153,388	2,654
Banco di Desio e della Brianza SpA	10,160	155
Directa SIM	500	4
FinecoBank Banca Fineco SpA	160,625	4,041
Generalfinance	706	23
Generali	143,301	6,991
Intesa Sanpaolo SpA	2,119,305	14,576
Poste Italiane SpA	141,885	4,647
UniCredit SpA	245,856	22,047
Unipol Assicurazioni SpA	217,676	6,088
		68,438
Industrials — 0.2%
Avio	7,690	277
Cembre	6,374	656
Danieli & C Officine Meccaniche SpA	18,954	1,001
ICOP	250	9
Leonardo SpA	26,212	1,408
LU-VE	4,012	305
Prysmian SpA	29,700	5,003
		8,659
Information Technology — 0.0%
Cy4gate SPA, Cl CDI *	20,226	219

Materials — 0.1%
Buzzi SpA	41,499	2,127

Utilities — 0.3%
A2A SpA	794,874	2,051
Ascopiave SpA	35,040	118
Enel SpA	699,439	8,028
		10,197
Total Italy		136,734

Japan — 19.4%
Communication Services — 0.5%
Hakuhodo DY Holdings Inc	111,219	788
Nexon Co Ltd	102,000	1,356
Nintendo Co Ltd	293,100	12,327

SEI Institutional International Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NTT Inc	1,499,940	$1,335
SKY Perfect JSAT Holdings Inc	90,335	1,507
		17,313
Consumer Discretionary — 3.1%
Aisin Corp	133,449	1,813
Asahi Co Ltd	3,900	31
Asics Corp	206,985	5,632
Aucnet Inc	8,500	72
Bandai Namco Holdings Inc	108,813	2,523
Bridgestone Corp	344,814	7,274
Central Automotive Products Ltd	3,400	42
DCM Holdings Co Ltd	38,442	362
EDION Corp	7,064	98
Fast Retailing Co Ltd	27,512	14,102
Food & Life Cos Ltd	111,214	3,356
Fujibo Holdings Inc	8,100	214
Futaba Industrial Co Ltd	5,800	34
Goldwin Inc	18,205	245
Haseko Corp	227,568	3,999
Honda Motor Co Ltd	901,382	8,123
Iida Group Holdings Co Ltd	80,905	1,092
JTEKT Corp	109,396	1,357
Koshidaka Holdings Co Ltd	4,400	26
K's Holdings Corp	41,883	492
LITALICO Inc	2,700	26
Mazda Motor Corp	289,438	1,937
Mitsubishi Motors Corp	17,929	35
Nissan Tokyo Sales Holdings	7,400	25
Niterra Co Ltd	118,367	7,869
NOK Corp	36,510	655
Rinnai Corp	69,083	1,520
Ryohin Keikaku Co Ltd	225,580	4,933
Sankyo Co Ltd	159,833	1,560
Sanrio Co Ltd	2,105	14
Seiko Group Corp	16,896	850
Sekisui House Ltd	151,746	3,156
Shimamura Co Ltd	70,450	1,451
Subaru Corp	180,210	2,638
Sumitomo Electric Industries Ltd	763,020	14,165
Suzuki Motor Corp	463,953	5,614
Takashimaya Co Ltd	745	11
Toyo Tire Corp	34,109	790
Toyoda Gosei Co Ltd	79,238	2,514
Toyota Boshoku Corp	35,430	467
USS Co Ltd	335,968	3,948
Yagi & Co Ltd	2,700	29
Yamada Holdings Co Ltd	298,159	1,209
Yamaha Corp	217,211	1,538
Yokohama Rubber Co Ltd/The	67,542	3,048
Yonex Co Ltd	1,416	20
ZOZO Inc	98,585	697
		111,606
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.8%
Aeon Co Ltd	6,179	$51
Ain Holdings Inc	2,309	79
H2O Retailing Corp	25,956	459
Japan Tobacco Inc	132,399	4,887
Kotobuki Spirits Co Ltd	29,427	452
Megmilk Snow Brand Co Ltd	18,348	410
NH Foods Ltd	14,840	542
Nichirei Corp	52,569	704
Nissui Corp	3,902	31
Pigeon Corp	93,999	1,200
Shiseido Co Ltd	230,000	3,714
Suntory Beverage & Food Ltd	614,830	17,140
		29,669
Energy — 0.2%
Cosmo Energy Holdings Co Ltd	53,405	1,248
ENEOS Holdings Inc	159,741	1,183
Idemitsu Kosan Co Ltd	76,646	567
Inpex Corp	201,089	4,059
Japan Petroleum Exploration Co Ltd	79,730	782
		7,839
Financials — 1.3%
Bank of the Ryukyus Ltd	4,600	75
First Bank of Toyama	2,600	41
Fukuoka Financial Group Inc	158,857	6,742
Hokuhoku Financial Group	1,900	79
Hyakujushi Bank	7,600	121
Japan Post Holdings Co Ltd	685,293	9,215
Japan Post Insurance Co Ltd	271,180	2,564
Keiyo Bank Ltd/The	7,300	112
Kita-Nippon Bank Ltd/The	1,300	44
Mitsubishi UFJ Financial Group Inc	404,071	8,054
Miyazaki Bank Ltd/The	2,700	36
Mizuho Financial Group Inc	49,100	2,359
MS&AD Insurance Group Holdings Inc	61,700	1,600
Musashino Bank Ltd/The	6,100	95
Ogaki Kyoritsu Bank Ltd/The	4,200	190
Oita Bank	13,500	202
Okinawa Financial Group Inc	3,600	142
Procrea Holdings	1,500	35
Resona Holdings Inc	670,253	8,742
San ju San Financial Group Inc	13,400	143
Shimizu Bank Ltd/The	1,300	19
Sony Financial Group Inc	21,908	19
Sumitomo Mitsui Financial Group Inc	127,673	5,007
Sumitomo Mitsui Trust Holdings Inc	10,700	400
Toho Bank Ltd/The	8,600	41
Tokio Marine Holdings Inc	44,908	1,975
TOMONY Holdings Inc	12,700	69
Yamagata Bank	4,400	96
		48,217

8	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 1.9%
Alfresa Holdings Corp	83,849	$1,125
Asahi Intecc Co Ltd	161,227	3,782
Chugai Pharmaceutical Co Ltd	69,904	3,230
Hoya Corp	42,971	6,934
Medipal Holdings Corp	88,771	1,439
Nippon Shinyaku Co Ltd	20,067	497
Nipro Corp	54,839	532
Olympus Corp	1,214,197	12,720
Ono Pharmaceutical Co Ltd	328,235	4,827
Otsuka Holdings Co Ltd	122,658	8,167
Santen Pharmaceutical Co Ltd	165,287	2,169
Sawai Group Holdings Co Ltd	7,362	77
Shionogi & Co Ltd	552,653	9,447
Ship Healthcare Holdings Inc	31,279	418
Suzuken Co Ltd/Aichi Japan	30,557	932
Sysmex Corp	517,500	4,657
Takeda Pharmaceutical Co Ltd	217,821	6,946
Terumo Corp	31,014	424
Toho Holdings Co Ltd	2,854	69
Tsumura & Co	30,931	709
		69,101
Industrials — 4.6%
AGC Inc	109,973	4,754
Amada Co Ltd	97,849	1,803
ANA Holdings Inc	82,760	1,516
Anest Iwata Corp	3,800	40
ARCHION *	491,659	874
BayCurrent Consulting Inc	25,102	937
Central Japan Railway Co	366,535	7,827
Chugai Ro Co Ltd	800	20
COMSYS Holdings Corp	49,481	1,671
Daihatsu Infinearth Mfg Co Ltd	3,200	51
Daikin Industries Ltd	150,400	22,952
EXEO Group Inc	94,983	1,625
Fujikura Ltd	63,262	2,509
Furukawa Electric Co Ltd	76,890	2,314
Gakujo Co Ltd	2,800	27
Gecoss Corp	2,800	27
Hanwa Co Ltd	60,075	631
Hazama Ando Corp	43,455	482
Helios Techno Holding Co Ltd	7,200	42
Hirakawa Hewtech Corp	2,730	65
Hitachi Ltd	77,000	2,132
Ichiken	1,400	23
Inaba Denki Sangyo Co Ltd	40,779	687
INFRONEER Holdings Inc	206,649	3,426
Iseki & Co Ltd	6,600	71
Japan Airlines Co Ltd	78,421	1,371
JGC Holdings Corp	121,847	1,898
Kajima Corp	178,988	6,527
Kamigumi Co Ltd	29,558	928
Kanaden Corp	2,000	31
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kanematsu Corp	69,252	$885
Kinden Corp	63,343	3,128
Komatsu Ltd	89,247	3,486
KPP Group Holdings Co Ltd	13,100	83
Kubota Corp	552,253	9,245
Matsuda Sangyo	1,800	64
MEITEC Group Holdings Inc	15,199	291
MINEBEA MITSUMI Inc	650,906	19,316
MIRAIT ONE corp	28,541	682
Mitsubishi Electric Corp	260,893	9,572
Miura Co Ltd	31,378	612
Nachi-Fujikoshi Corp	2,600	96
Nagase & Co Ltd	88,544	641
NGK Corp	133,356	6,288
Nidec Corp *	27,500	452
Nisshinbo Holdings Inc	73,810	1,139
NS United Kaiun Kaisha Ltd	800	32
NSK Ltd	203,491	1,439
Obayashi Corp	277,503	5,610
OSG Corp	31,606	713
Penta-Ocean Construction Co Ltd	172,912	1,832
Quick	5,700	25
Recruit Holdings Co Ltd	168,669	11,741
Sanko Gosei Ltd	28,900	135
Sanwa Holdings Corp	1,689	40
Sekisui Chemical Co Ltd	206,565	3,314
Senshu Electric	1,500	65
Shimizu Corp	60,642	961
SHO-BOND Holdings Co Ltd	41,300	319
Sumitomo Heavy Industries Ltd	57,413	1,813
Taikisha	2,900	89
Taisei Corp	15,144	1,341
Takeuchi Manufacturing Co Ltd	14,898	655
Toda	115,925	1,169
TOPPAN Holdings Inc	1,200	38
Toyota Tsusho Corp	309,927	11,541
Tsubakimoto Chain Co	35,014	556
Union Tool	1,000	142
Ushio Inc	8,800	246
Visional Inc *	7,393	355
World Holdings Co Ltd	1,400	21
		167,433
Information Technology — 4.4%
Adtec Plasma Technology	1,500	37
Advantest Corp	41,339	8,508
Ai Holdings Corp	2,800	46
Alps Alpine Co Ltd	94,457	1,199
Amano Corp	21,400	481
Anritsu Corp	69,735	1,919
Appier Group	9,800	49
Argo Graphics Inc	27,300	204
Arisawa Manufacturing Co Ltd	16,900	274
Azbil Corp	18,100	193

SEI Institutional International Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BIPROGY Inc	78,873	$2,078
Brother Industries Ltd	132,599	3,018
Canon Inc	433,937	11,118
Canon Marketing Japan Inc	34,100	727
Citizen Watch Co Ltd	109,976	1,653
CMK	72,800	297
Comture Corp	12,800	101
Daiwabo Holdings Co Ltd	29,363	626
DTS	5,900	36
ESPEC Corp	1,100	29
FUJIFILM Holdings Corp	825,316	17,664
GLTECHNO HOLDINGS INC	1,200	44
GMO internet group Inc	961	20
Horiba Ltd	8,346	1,434
Ibiden Co Ltd	7,900	1,193
Innotech Corp	2,500	62
Japan Aviation Electronics Industry Ltd	51,400	738
Keyence Corp	43,409	21,952
Koa Corp	31,200	566
Kohoku Kogyo	700	23
Konica Minolta Inc	227,417	777
Kyocera Corp	342,579	7,601
Mabuchi Motor Co Ltd	95,706	931
Marubun Corp	9,300	95
m-up Holdings Inc	38,900	172
Murata Manufacturing Co Ltd	371,018	26,645
Nagano Keiki Co Ltd	4,900	138
Nichicon Corp	29,100	757
Nippon Ceramic Co Ltd	1,300	30
Nippon Electric Glass Co Ltd	16,820	687
Nippon Kodoshi	2,800	171
Nippon Signal	3,300	32
OBIC Business Consultants Co Ltd	132,008	4,959
Obic Co Ltd	275,596	6,475
Optex Group Co Ltd	6,000	156
Otsuka Corp	126,906	2,174
Ricoh Co Ltd	296,070	2,581
Seiko Epson Corp	152,979	2,562
Shimadzu Corp	66,147	1,688
Startia Holdings	1,700	32
System Support Holdings Inc	5,600	34
Tazmo Co Ltd	12,200	362
TDK Corp	840,796	18,871
TIS Inc	117,646	2,303
Tokyo Electron Ltd	1,502	729
Uchida Yoko Co Ltd	12,200	150
Ulvac Inc	2,800	182
Wacom Co Ltd	103,300	494
Yokogawa Electric Corp	62,117	2,184
		160,261
Materials — 1.6%
ADEKA Corp	56,592	1,476
Asahi Kasei Corp	103,734	1,154
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daicel Corp	103,030	$876
Daido Steel Co Ltd	59,315	1,019
DIC Corp	45,675	1,363
Fujikura Kasei	4,700	30
Ishihara Chemical Co Ltd	1,400	29
JCU Corp	2,000	95
JFE Holdings Inc	312,775	3,021
Kaneka Corp	19,251	679
Kobe Steel Ltd	183,778	2,133
Lintec Corp	21,784	961
Mitsubishi Chemical Group Corp	705,433	4,952
Mitsubishi Materials Corp	23,707	637
Mitsui Chemicals Inc	167,756	2,224
Mitsui Kinzoku Co Ltd	8,877	2,376
Nippon Fine Chemical Co Ltd	1,400	22
Nippon Kayaku Co Ltd	61,342	756
Nippon Mining Holdings	84,241	2,326
Nippon Shokubai Co Ltd	39,942	515
Nippon Steel Corp	1,717,560	5,693
Nissan Chemical Corp	35,469	1,867
Nitto Denko Corp	193,206	3,803
Oji Holdings Corp	412,858	2,029
Rengo Co Ltd	113,347	992
Shin-Etsu Chemical Co Ltd	20,459	892
Soken Chemical & Engineering Co Ltd	2,300	49
Taiheiyo Cement Corp	54,780	1,351
Tokuyama Corp	227	7
Tokyo Ohka Kogyo Co Ltd	57,235	4,068
Toray Industries Inc	510,327	3,576
Tosoh Corp	155,748	2,830
Toyo Seikan Group Holdings Ltd	43,622	1,102
UBE Corp	18,490	365
Zeon Corp	76,994	1,126
		56,394
Real Estate — 0.4%
Daiwa House Industry Co Ltd	190,326	5,159
Hulic Co Ltd	237,003	2,483
Sumitomo Realty & Development Co Ltd	187,968	4,366
		12,008
Utilities — 0.6%
Chubu Electric Power Co Inc	363,288	6,867
Chugoku Electric Power Co Inc/The	163,156	895
Electric Power Development Co Ltd	71,268	1,611
Hokkaido Electric Power Co Inc	80,939	464
Hokuriku Electric Power Co	71,294	383
Kansai Electric Power Co Inc/The	339,716	4,803
Kyushu Electric Power Co Inc	207,585	2,105
Osaka Gas Co Ltd	18,937	639
Shikoku Electric Power Co Inc	62,074	564
Tohoku Electric Power Co Inc	268,364	1,765

10	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Electric Power Co Holdings Inc *	863,050	$2,467
		22,563
Total Japan		702,404

Liechtenstein — 0.0%
Financials — 0.0%
VP Bank AG, Cl A	992	110

Luxembourg — 0.6%
Communication Services — 0.0%
SES SA, Cl A	125,450	1,029

Health Care — 0.2%
Eurofins Scientific SE	63,470	4,970

Materials — 0.4%
APERAM SA	4,308	210
ArcelorMittal SA	242,690	14,641
		14,851
Total Luxembourg		20,850

Macao — 0.4%
Consumer Discretionary — 0.4%
Galaxy Entertainment Group Ltd	3,971,091	14,951

Malaysia — 0.0%
Industrials — 0.0%
Frencken Group Ltd	342,000	799

Netherlands — 6.3%
Communication Services — 0.4%
Havas NV	33,728	659
Universal Music Group NV	632,118	13,251
		13,910
Consumer Discretionary — 0.0%
Basic-Fit NV *	23,340	871
Kendrion NV	5,642	126
		997
Consumer Staples — 0.6%
Heineken Holding NV	26,739	2,037
Koninklijke Ahold Delhaize NV	226,297	9,118
Magnum Ice Cream Co NV/The *	554,121	9,634
		20,789

Energy — 0.0%
SBM Offshore NV	25,428	880

Financials — 2.1%
ABN AMRO Bank NV	279,700	11,903
Euronext NV	39,827	6,374
Flow Traders Ltd *	17,792	525
HAL Trust	5,099	962
ING Groep NV	1,368,410	43,204
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NN Group NV	140,620	$12,336
Van Lanschot Kempen NV, Cl A	2,558	195
		75,499
Health Care — 0.3%
Koninklijke Philips NV	485,345	13,207

Industrials — 0.7%
Aalberts NV	9,478	423
Alfen NorthV. *	15,813	286
Koninklijke BAM Groep SE	269,151	3,778
Koninklijke Heijmans N.V	11,245	1,468
Randstad NV	272,762	7,881
TKH Group NV	5,217	261
Wolters Kluwer NV	156,335	10,115
		24,212
Information Technology — 2.2%
ASM International NV	9,275	10,673
ASML Holding NV	19,556	38,748
ASML Holding NV, Cl G	12,227	24,325
BE Semiconductor Industries NV	15,346	5,071
Nedap NV	1,390	152
		78,969
Materials — 0.0%
AMG Critical Materials NV	13,296	499
Corbion NV	9,554	220
		719
Real Estate — 0.0%
Eurocommercial Properties NV ‡	13,830	431
Total Netherlands		229,613

New Zealand — 0.2%
Communication Services — 0.0%
SKY Network Television	13,273	25

Energy — 0.0%
Channel Infrastructure NZ Ltd	44,639	81

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	319,846	7,114
		7,114
Industrials — 0.0%
Freightways Group Ltd	8,186	65
Total New Zealand		7,285

Nigeria — 0.0%
Communication Services — 0.0%
Airtel Africa PLC	353,948	1,540

Norway — 1.5%
Consumer Discretionary — 0.0%
Europris ASA	81,741	730

SEI Institutional International Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SATS ASA	12,085	$51
		781
Consumer Staples — 0.0%
Orkla ASA	2,996	32

Energy — 0.9%
Aker BP ASA	34,172	1,043
Aker Solutions ASA	468,671	2,104
BW Offshore Ltd	22,654	100
DNO ASA	552,654	910
Equinor ASA	717,555	22,634
Frontline PLC	32,014	1,114
OKEA *	28,073	86
SFL, Cl B	58,645	598
Solstad Maritime	86,843	215
Solstad Offshore ASA	11,263	61
TGS Nopec Geophysical	56,549	735
Var Energi ASA	638,478	2,646
		32,246
Financials — 0.3%
DNB Bank ASA	278,956	8,308
SpareBank 1 Nord Norge	96,724	1,496
		9,804
Health Care — 0.0%
Medistim	1,533	35
PhotoCure ASA *	124	1
		36
Industrials — 0.1%
AF Gruppen ASA	3,040	59
Endur	13,178	149
Hoegh Autoliners ASA	130,326	1,908
Moreld AS	21,970	42
MPC Container Ships ASA	181,031	464
Wallenius Wilhelmsen ASA, Cl B	47,753	634
Wilh Wilhelmsen Holding ASA, Cl B	1,537	95
Zaptec ASA *	89,075	434
		3,785
Information Technology — 0.1%
Kitron ASA	206,189	2,230
Nordic Semiconductor *	8,344	154
Pexip Holding ASA	69,458	553
Smartoptics Group ASA	50,639	257
		3,194
Materials — 0.1%
Norsk Hydro ASA	470,809	4,261
Norske Skog *	22,271	96
		4,357
Total Norway		54,235
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.2%
Communication Services — 0.1%
NOS SGPS SA	196,599	$1,134

Consumer Staples — 0.0%
Sonae SGPS SA	430,165	991

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	2,341,515	2,772

Industrials — 0.0%
CTT-Correios de Portugal SA	3,340	22

Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	143,977	621
Total Portugal		5,540

Singapore — 2.3%
Communication Services — 0.1%
IGG Inc	237,587	99
Singapore Telecommunications Ltd	660,500	2,255
		2,354
Consumer Staples — 0.1%
Delfi	32,800	23
Sheng Siong Group Ltd	707,721	1,769
		1,792
Energy — 0.1%
BW LPG	75,284	1,312
China Aviation Oil Singapore	202,700	287
Hafnia Ltd	39,685	260
		1,859
Financials — 1.2%
DBS Group Holdings Ltd	123,425	6,251
iFAST Corp Ltd	166,300	1,138
Oversea-Chinese Banking Corp Ltd	853,406	16,381
Sing Investments & Finance	3,100	4
Singapore Exchange Ltd	725,155	13,533
United Overseas Bank Ltd	251,713	7,753
		45,060
Health Care — 0.0%
Riverstone Holdings	295,100	195

Industrials — 0.3%
BRC Asia Ltd	18,700	64
Hong Leong Asia Ltd	258,500	553
Pan-United Corp Ltd	129,500	135
SATS Ltd	233,400	819
SBS Transit	18,100	53
Singapore Airlines Ltd	771,362	4,588
Singapore Technologies Engineering Ltd	730,854	5,888

12	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wee Hur Holdings Ltd	632,600	$314
		12,414
Information Technology — 0.4%
Aztech Global Ltd	215,500	146
CSE Global Ltd	1,566,600	1,631
STMicroelectronics NV	46,975	3,477
STMicroelectronics NV, Cl Y	48,304	3,618
Venture Corp Ltd	355,344	4,711
		13,583
Materials — 0.0%
CNMC Goldmine Holdings Ltd	69,400	61
Nanofilm Technologies International	23,200	22
Straits Trading Co Ltd/Singapore	23,100	29
		112
Real Estate — 0.1%
Bukit Sembawang Estates	6,200	23
Centurion Corp Ltd	385,500	436
City Developments Ltd	198,033	1,192
Frasers Property Ltd	32,600	27
GuocoLand Ltd	39,000	64
Ho Bee Land Ltd	14,900	24
Singapore Land Group Ltd	16,300	40
UOL Group Ltd	284,181	2,095
Wing Tai Holdings Ltd	50,600	60
		3,961
Total Singapore		81,330

South Africa — 0.0%
Materials — 0.0%
Pan African Resources PLC	1,145,489	1,453

South Korea — 0.2%
Financials — 0.2%
Shinhan Financial Group Co Ltd	109,424	6,861

Spain — 2.4%
Communication Services — 0.0%
Telefonica SA	149,349	601

Consumer Discretionary — 0.4%
Amadeus IT Group SA, Cl A	150,664	8,820
Industria de Diseno Textil SA	85,921	5,419
		14,239
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion SA *	10,922	516
Viscofan SA	8,994	600
		1,116
Energy — 0.5%
Repsol SA	678,520	16,963
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tecnicas Reunidas SA *	26,725	$884
		17,847
Financials — 1.0%
Banco Bilbao Vizcaya Argentaria SA	537,578	13,543
Banco Santander SA	1,072,570	14,896
CaixaBank SA	362,971	5,146
Mapfre SA	380,683	1,886
		35,471
Industrials — 0.4%
Acciona SA	443	140
ACS Actividades de Construccion y Servicios SA	110,306	8,231
Aena SME SA	147,768	4,506
Construcciones y Auxiliar de Ferrocarriles SA	9,176	667
Elecnor SA	21,572	981
		14,525

Information Technology — 0.1%
Indra Sistemas SA	39,399	2,162

Utilities — 0.0%
Solaria Energia y Medio Ambiente SA *	42,126	958
Total Spain		86,919

Sweden — 2.6%
Communication Services — 0.1%
Acast AB *	14,860	61
Hemnet Group AB	18,070	137
Ovzon AB *	32,604	149
Tele2 AB, Cl B	65,436	1,141
Telia Co AB	418,178	2,041
		3,529
Consumer Discretionary — 0.2%
Clas Ohlson AB, Cl B	20,099	889
Evolution AB *	66,667	4,585
H & M Hennes & Mauritz AB, Cl B	52,981	913
Rusta AB	6,360	53
Rvrc Holding AB	104,086	606
Scandic Hotels Group AB	82,542	771
		7,817
Financials — 0.5%
Avanza Bank Holding AB	40,116	1,611
Kinnevik AB *	5,673	30
Nordnet AB publ	40,512	1,544
Skandinaviska Enskilda Banken AB, Cl A	7,679	153
Svenska Handelsbanken AB, Cl A	212,993	3,140
Swedbank AB, Cl A	312,434	11,693
		18,171
Health Care — 0.1%
Attendo AB	62,190	789

SEI Institutional International Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BioGaia AB, Cl B	31,450	$380
Cantargia AB *	183,219	41
Swedish Orphan Biovitrum AB *	5,954	284
		1,494
Industrials — 1.2%
Alfa Laval AB	40,813	2,439
Assa Abloy AB, Cl B	50,726	1,796
Atlas Copco AB, Cl A	174,798	3,550
Atlas Copco AB, Cl B	337,166	5,989
Coor Service Management Holding	7,505	39
Epiroc AB, Cl A	37,744	1,038
FM Mattsson, Cl B	948	7
Husqvarna AB, Cl B	196,831	766
Loomis AB, Cl B	69,636	3,420
NCC AB, Cl B	45,608	899
Peab AB, Cl B	84,518	796
Saab AB, Cl B	22,421	1,171
Sandvik AB	440,216	18,213
Skanska AB, Cl B	106,796	2,862
Systemair	8,106	69
		43,054
Information Technology — 0.5%
Ementor	1,647	29
Ependion	1,563	23
Hanza AB	3,154	47
Mycronic AB	141,758	4,719
Telefonaktiebolaget LM Ericsson ADR	564,821	6,298
Telefonaktiebolaget LM Ericsson, Cl B	682,101	7,664
Truecaller, Cl B	26,905	39
		18,819
Materials — 0.0%
Boliden AB	22,537	1,276
SSAB AB, Cl B	10,599	98
		1,374
Total Sweden		94,258

Switzerland — 5.0%
Consumer Discretionary — 0.6%
Avolta AG	46,196	3,091
Calida Holding	1,275	31
Cie Financiere Richemont SA, Cl A	63,213	14,616
Swatch Group AG/The	7,189	1,760
		19,498
Consumer Staples — 0.3%
Barry Callebaut AG	1,501	2,079
Nestle SA	97,174	9,983
		12,062
Energy — 0.1%
TORM PLC, Cl A	51,412	1,340
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 1.2%
Julius Baer Group Ltd	207,978	$17,999
Partners Group Holding AG	5,200	4,266
UBS Group AG	386,265	19,176
Vontobel Holding AG	14,882	1,354
Zurich Insurance Group AG	837	620
		43,415
Health Care — 0.8%
Galderma Group AG	32,285	7,355
Galenica AG	24,440	2,553
Roche Holding AG	2,980	1,251
Sandoz Group AG	124,942	11,308
Sonova Holding AG	10,979	2,610
Straumann Holding AG	37,635	4,955
		30,032
Industrials — 1.4%
ABB Ltd	203,453	22,169
Accelleron Industries AG	34,618	3,561
Adecco Group AG	93,460	1,727
Bucher Industries AG	3,434	1,354
Burckhardt Compression Holding AG	1,187	696
DKSH Holding AG	13,832	1,065
dormakaba Holding AG	14,060	910
Geberit AG	5,500	3,676
Huber + Suhner AG	11,893	3,305
Implenia AG	10,899	962
Kardex Holding AG	1,077	302
Kuehne + Nagel International AG	987	240
Phoenix Mecano AG	51	26
Schindler Holding AG	10,866	3,579
SGS SA	32,909	3,823
VAT Group	3,574	3,139
		50,534
Information Technology — 0.4%
ALSO Holding	2,881	689
Inficon Holding AG	4,728	1,069
Logitech International SA	116,009	10,901
Temenos AG	30,298	2,483
		15,142
Materials — 0.2%
Clariant AG	15,972	139
EMS-Chemie Holding AG	2,081	1,787
Givaudan SA	286	1,212
Sika AG	19,888	4,108
		7,246
Real Estate — 0.0%
Intershop Holding	2,721	582
Investis Holding SA	203	39
		621
Total Switzerland		179,890

14	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 0.1%
Financials — 0.1%
Bangkok Bank PCL NVDR	917,200	$4,972

United Kingdom — 13.7%
Communication Services — 0.6%
Autotrader Group PLC	252,175	1,671
BT Group PLC, Cl A	98,508	249
Gaming Realms PLC *	118,916	47
MONY Group PLC	137,338	338
Rightmove PLC	1,004,611	5,847
S4 Capital	68,801	29
Vodafone Group PLC	11,014,098	14,587
WPP PLC	229,553	712
		23,480
Consumer Discretionary — 1.2%
Berkeley Group Holdings PLC *	52,685	2,445
Compass Group PLC	233,953	7,559
Dunelm Group PLC	41,066	429
Games Workshop Group PLC	46,942	13,459
Inchcape PLC	133,436	1,365
JD Sports Fashion PLC	13,947	16
Kingfisher PLC	864,018	3,246
Marston's *	51,635	35
Next PLC	69,430	13,404
Playtech Plc *	127,484	539
		42,497
Consumer Staples — 2.1%
British American Tobacco PLC	80,790	5,003
Cranswick PLC	24,910	1,818
Diageo PLC	361,067	7,276
Imperial Brands PLC	109,120	4,035
J Sainsbury PLC	3,433,115	14,578
Premier Foods PLC	330,279	898
Reckitt Benckiser Group PLC	342,224	22,304
Tesco PLC	2,229,091	13,597
Unilever PLC	137,387	8,257
		77,766
Energy — 0.3%
BP PLC ADR	245,468	9,070
Capricorn Energy *	16,722	66
Petronor E&P ASA	7,687	8
		9,144
Financials — 4.5%
AJ Bell PLC	55,597	452
Barclays PLC ADR	360,364	9,679
Barclays PLC	4,328,123	29,020
HSBC Holdings PLC	2,619,704	49,567
IG Group Holdings PLC	120,319	2,903
Investec PLC	914,194	7,287
Lancashire Holdings Ltd	86,800	744
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lloyds Banking Group PLC	947,396	$1,387
London Stock Exchange Group PLC	130,757	14,145
Man Group PLC/Jersey	13,728	53
NatWest Group PLC	2,277,327	20,107
Ninety One PLC	192,875	542
OSB Group PLC	198,740	1,369
Paragon Banking Group PLC	102,232	1,041
Standard Chartered PLC	941,516	25,476
		163,772
Health Care — 2.0%
AstraZeneca PLC	135,733	25,460
Convatec Group PLC	1,898,928	5,419
GSK PLC ADR	132,998	6,972
GSK PLC	1,185,998	31,155
Hikma Pharmaceuticals PLC	81,267	1,638
		70,644
Industrials — 1.9%
Babcock International Group PLC	63,394	802
Balfour Beatty PLC	531,827	6,121
CK Hutchison Holdings Ltd	914,549	7,752
Clarkson PLC	24,715	1,367
easyJet PLC	137,076	1,014
Firstgroup PLC	324,007	808
Grafton Group PLC	63,936	764
Howden Joinery Group PLC	816,122	9,078
IMI PLC	75,949	2,994
International Consolidated Airlines Group SA	1,331,956	8,460
JET2 PLC	84,936	1,454
Kier Group PLC	228,270	662
Morgan Advanced Materials	16,542	47
Morgan Sindall Group PLC	44,938	2,928
RELX PLC	340,668	10,773
Rentokil Initial PLC	566,607	3,224
Rolls-Royce Holdings PLC	358,311	6,873
Rotork PLC	231,606	908
Serco Group PLC	499,428	1,452
Travis Perkins PLC	109,342	802
Vesuvius PLC	96,921	576
Weir Group PLC/The	300	10
Zigup PLC	95,626	576
		69,445
Information Technology — 0.5%
ARM Holdings PLC ADR *	2,035	722
Computacenter PLC	68,783	3,897
dotdigital group plc	125,365	70
Halma PLC	150,996	7,897
Sage Group PLC/The	271,019	2,942
Softcat PLC	107,816	2,627
		18,155

SEI Institutional International Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
Forterra	28,574	$51
Hill & Smith PLC	43,062	1,569
Johnson Matthey PLC	25,278	635
Synthomer *	19,353	21
Victrex	6,326	48
		2,324
Real Estate — 0.1%
Land Securities Group PLC ‡	383,778	3,308
Safestore Holdings PLC ‡	1,409	12
		3,320
Utilities — 0.4%
Centrica PLC	2,652,776	6,012
Drax Group PLC	190,722	1,925
United Utilities Group PLC	429,953	7,465
		15,402
Total United Kingdom		495,949

United States — 6.4%
Communication Services — 0.0%
Spotify Technology SA *	2,365	1,086

Consumer Discretionary — 0.1%
InterContinental Hotels Group PLC	30,638	5,266

Energy — 0.7%
Nordic American Tankers	145,985	809
Shell PLC	542,576	21,047
Tenaris SA	138,196	3,828
		25,684
Financials — 0.4%
Aegon Ltd	667,511	5,682
Swiss Re AG	52,373	8,339
		14,021
Health Care — 4.0%
Inmode Ltd *	44,484	650
Medtronic PLC	79,873	6,249
Novartis AG	359,864	56,338
Roche Holding AG	126,108	51,928
Sanofi SA	330,882	28,309
		143,474
Industrials — 0.8%
AP Moller - Maersk A/S, Cl A	1,394	3,222
AP Moller - Maersk A/S, Cl B	2,083	4,951
Experian PLC	335,417	11,312
Schneider Electric SE	16,922	5,541
Signify NV	134,286	2,566
		27,592
Information Technology — 0.2%
Accenture PLC, Cl A	64,807	8,065
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monday.com Ltd *	7,045	$510
		8,575
Materials — 0.2%
Holcim AG	65,325	5,900
Sims Ltd	23,751	455
		6,355
Total United States		232,053

Total Common Stock
(Cost $2,670,803) ($ Thousands)		3,422,863

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.4%
U.S. Treasury Bill
3.585%, 08/27/2026 (B)	$87,562	87,052

Total U.S. Treasury Obligation
(Cost $87,073) ($ Thousands)		87,052

	Shares
PREFERRED STOCK — 0.8%
Germany — 0.5%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke AG (C)	27,401	1,806
Dr Ing hc F Porsche AG (C)	160,169	8,001
Volkswagen AG, 7.200%	75,870	6,090
		15,897
Industrials — 0.0%
Jungheinrich AG (C)	24,320	644
KSB SE & Co KGaA(C)	409	402
		1,046
Materials — 0.0%
FUCHS SE , 2.800%	20,398	892
STO SE & Co KGaA, 0.247%	471	49
		941
Preferred Stock — 0.1%
Porsche Automobil Holding SE, 2.530%	74,039	2,288
Total Germany		20,172

South Korea — 0.3%
Information Technology — 0.3%
Samsung Electronics Co Ltd(C)	79,074	11,151

Total Preferred Stock
(Cost $28,524) ($ Thousands)		31,323

16	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class 3.510%**†	7,395,637	$7,396
Total Cash Equivalent
(Cost $7,396) ($ Thousands)		7,396
Total Investments in Securities — 97.9%
(Cost $2,793,796) ($ Thousands)		$3,548,634

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	35	Sep-2026	$2,543	$2,543	$39
FTSE 100 Index	12	Sep-2026	1,685	1,680	16
Hang Seng Index	2	Jul-2026	291	291	–
SPI 200 Index	7	Sep-2026	1,092	1,064	(6)
TOPIX Index	10	Sep-2026	2,435	2,463	63
			$8,046	$8,041	$112

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$17,066	$–	$17,066

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of June 30, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,010,120	CAIXABANK S.A. SHS	$13,351	$913	13.2%
52,943	IPSEN ACT	9,580	610	9.5
86,921	BNP PARIBAS SA ACT	9,205	918	9.1
362,708	STANDARD CHARTERED PLC REGISTERED SHS	8,952	846	8.9
22,243	TOKYO ELECTRON LTD.	8,785	1,764	8.7
387,580	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	8,623	1,044	8.5
1,054,323	NATWEST GROUP PLC REGISTERED SHS	8,256	1,052	8.2
97,261	SOCIETE GENERALE SA ACT	7,747	834	7.7
568,354	BANCO SANTANDER SA REGISTERED SHS	6,855	1,169	6.8
127,173	UBS GROUP AG NAMEN	6,424	(130)	6.4
75,308	RECRUIT HOLDINGS CO. LTD.	5,233	5	5.2
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	4,925	150	4.9
52,930	TOTALENERGIES SE ACT	4,755	(608)	4.7
357,400	ASTELLAS PHARMA INC.	4,691	82	4.6
167,495	REPSOL S.A. BEARER SHS	4,609	(407)	4.6
234,200	MITSUBISHI UFJ FINANCIAL GROUP INC.	4,582	29	4.5
82,000	MURATA MANUFACTURING CO. LTD.	4,580	1,159	4.5
249,633	HSBC HOLDINGS PLC REGISTERED SHS	4,397	355	4.4
546,600	ENEOS HOLDINGS INC.	4,163	(146)	4.1
25,700	HOYA CORP.	4,119	(24)	4.1
103,100	SUMITOMO MITSUI FINANCIAL GROUP INC.	3,984	42	3.9

SEI Institutional International Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
195,900	JAPAN POST BANK CO. LTD.	$3,778	$(95)	3.7%
272,799	JAPAN POST HOLDINGS CO. LTD.	3,774	(141)	3.7
7,500	FAST RETAILING CO. LTD.	3,677	136	3.6
20,860	INTERCONTINENTAL HOTELS GROUP PLC REGISTERED SHS	3,545	45	3.5
170,000	SONY GROUP CORP.	3,483	(56)	3.5
156,664	FUJITSU LTD.	3,281	(158)	3.3
1,201,127	CENTRICA PLC REGISTERED SHS	3,005	(290)	3.0
70,826	BAYER AG NAMEN	2,924	986	2.9
13,253	AURUBIS AG INHABER	2,865	(208)	2.8
49,022	BOUYGUES ACT	2,783	(54)	2.8
19,405	EIFFAGE SA ACT	2,773	83	2.7
41,305	PLUS500 LTD REGISTERED SHS	2,637	(21)	2.6
112,177	EISAI CO. LTD.	2,602	236	2.6
152,087	VALEO SE ACT	2,500	(278)	2.5
163,362	NOKIA CORP SHS SPONSORED AMERICAN DEPOSITARY RECEI	2,413	(272)	2.4
53,019	SHELL PLC REGISTERED SHS	2,315	(257)	2.3
27,200	BANK OF NOVA SCOTIA REGISTERED SHS	2,287	81	2.3
59,412	TREND MICRO INC.	2,271	(89)	2.3
5,200	DISCO CORP.	2,268	326	2.2
77,611	BIPROGY INC.	2,166	(136)	2.1
82,715	NEC CORP.	2,053	(59)	2.0
190,380	DAIICHI LIFE GROUP INC.	2,052	26	2.0
414,555	AIRTEL AFRICA PLC REGISTERED SHS	1,969	(154)	2.0
83,000	TDK CORP.	1,841	(22)	1.8
50,415	TECHNOPROBE S.P.A. AZ NOMINATIVA	1,827	180	1.8
185,600	SUMITOMO CORP.	1,788	(23)	1.8
7,900	BOMBARDIER INC REGISTERED SHS	1,756	58	1.7
77,447	NAVIGATOR HOLDINGS LTD REGISTERED SHS	1,739	(299)	1.7
60,900	RENESAS ELECTRONICS CORP.	1,672	127	1.7
20,042	SCREEN HOLDINGS CO. LTD.	1,622	570	1.6
167,055	JAPAN POST INSURANCE CO. LTD.	1,597	(32)	1.6
10,310	LEGRAND SA ACT	1,588	148	1.6
21,300	LINAMAR CORP REGISTERED SHS	1,570	(64)	1.6
33,600	TOKIO MARINE HOLDINGS INC.	1,550	(64)	1.5
172,694	RICOH CO. LTD.	1,543	(53)	1.5
175,281	D'AMICO INTERNATIONAL SHIPPING SA BEARER SHS	1,527	(211)	1.5
52,688	BAVARIAN NORDIC AS BEARER AND/OR REGISTERED SHS	1,487	(18)	1.5
110,655	DOF GROUP ASA REGISTERED SHS	1,429	(172)	1.4
58,900	ANRITSU CORP.	1,423	167	1.4
59,693	BROTHER INDUSTRIES LTD.	1,413	(67)	1.4
55,000	FURUKAWA ELECTRIC CO. LTD.	1,397	200	1.4
83,200	DAIICHI SANKYO CO. LTD.	1,293	39	1.3
153,800	IDEMITSU KOSAN CO. LTD.	1,288	(157)	1.3
31,500	NGK CORP.	1,261	196	1.2
13,993	INFINEON TECHNOLOGIES AG NAMEN	1,246	58	1.2
66,708	TECHNOGYM S.P.A. REGISTERED SHS	1,231	(75)	1.2
30,000	SOFTBANK GROUP CORP.	1,191	(93)	1.2
56,800	CANON MARKETING JAPAN INC.	1,191	20	1.2
26,190	ELECNOR SA BEARER SHS	1,157	30	1.1
168,266	MAZDA MOTOR CORP.	1,149	(16)	1.1
95,000	CES ENERGY SOLUTIONS CORP REGISTERED SHS	1,143	(33)	1.1
109,808	SANKYO CO. LTD.	1,098	(37)	1.1
61,574	DHT HOLDINGS INC REGISTERED SHS	1,085	(69)	1.1
2,300	KIOXIA HOLDINGS CORP.	1,081	186	1.1
48,437	OPTORUN CO. LTD.	1,070	50	1.1
17,000	SUNCOR ENERGY INC REGISTERED SHS	1,047	(302)	1.0
18,958	COMPUTACENTER PLC REGISTERED SHS	1,040	40	1.0
59,292	MIXI INC.	992	(6)	1.0
32,300	AECON GROUP INC REGISTERED SHS	980	58	1.0
65,200	THE CHIBA BANK LTD.	966	29	1.0

18	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Continued)

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(461,311)	VERISURE PLC REGISTERED SHS	$(5,794)	$661	(5.7)%
(395,438)	CVC CAPITAL PARTNERS PLC REGISTERED SHS	(5,734)	2	(5.7)
(14,899)	FERRARI N.V. REGISTERED SHS	(5,400)	(112)	(5.4)
(204,214)	AUTO1 GROUP SE INHABER	(5,273)	(123)	(5.2)
(755,658)	STELLANTIS N.V. BEARER AND REGISTERED SHS	(5,067)	781	(5.0)
(57,568)	VOLKSWAGEN AG VORZ	(4,744)	136	(4.7)
(5,033)	PARTNERS GROUP HOLDING AG NAMEN	(4,220)	100	(4.2)
(158,889)	NATIONAL AUSTRALIA BANK LTD REGISTERED SHS	(4,189)	31	(4.2)
(55,006)	BAYERISCHE MOTOREN WERKE AG INHABER	(3,635)	38	(3.6)
(1,099,000)	DENISON MINES CORP REGISTERED SHS	(3,433)	70	(3.4)
(307,205)	STORA ENSO OYJ REGISTERED SHS	(3,330)	62	(3.3)
(174,800)	SEIBU HOLDINGS INC.	(3,267)	(140)	(3.2)
(195,308)	CSG N.V. BEARER AND REGISTERED SHS	(3,197)	352	(3.2)
(71,309)	BAKKAFROST P/F REGISTERED SHS	(3,093)	191	(3.1)
(62,060)	REMY COINTREAU SA ACT	(3,079)	28	(3.1)
(2,830)	ADYEN N.V. BEARER AND REGISTERED SHS	(2,809)	162	(2.8)
(50,832)	SALMAR ASA REGISTERED SHS	(2,797)	365	(2.8)
(115,557)	VONOVIA SE NAMEN	(2,791)	(56)	(2.8)
(227,302)	AZELIS GROUP N.V. SHS	(2,691)	257	(2.7)
(174,050)	ENERGY FUELS INC REGISTERED SHS	(2,639)	124	(2.6)
(83,458)	UPM	(2,315)	106	(2.3)
(213,100)	TOKYU CORP.	(2,256)	63	(2.2)
(1,130,554)	SIGMA HEALTHCARE LTD REGISTERED SHS	(2,128)	(20)	(2.1)
(456,528)	ROSEBANK INDUSTRIES PLC REGISTERED SHS	(2,038)	44	(2.0)
(362,590)	KEEL INFRASTRUCTURE CORPORATION REGISTERED SHS	(2,027)	(53)	(2.0)
(60,300)	RAKUTEN BANK LTD.	(1,914)	(11)	(1.9)
(139,184)	GN STORE NORD A/S BEARER SHS	(1,907)	52	(1.9)
(550,499)	TREASURY WINE ESTATES LTD REGISTERED SHS	(1,864)	62	(1.8)
(56,900)	MUSASHI SEIMITSU INDUSTRY CO. LTD.	(1,818)	614	(1.8)
(108,000)	LA HOLDINGS CO. LTD.	(1,799)	(83)	(1.8)
(294,675)	KINNEVIK AB REGISTERED SHS	(1,765)	188	(1.7)
(216,470)	NOBA BANK GROUP AB REGISTERED SHS	(1,693)	(45)	(1.7)
(211,318)	HBX GROUP INTERNATIONAL PLC REGISTERED SHS	(1,609)	(43)	(1.6)
(18,067)	TKMS AG & CO. KGAA INHABER	(1,568)	29	(1.6)
(1,238,109)	GLOBALDATA PLC REGISTERED SHS	(1,521)	297	(1.5)
(221,129)	GENIUS SPORTS LIMITED REGISTERED SHS	(1,515)	203	(1.5)
(93,768)	SPORTRADAR GROUP AG NAMEN	(1,499)	98	(1.5)
(240,724)	A2Z CUST2MATE SOLUTIONS CORP REGISTERED SHS	(1,461)	61	(1.4)
(49,140)	RENAULT SA ACT	(1,450)	43	(1.4)
(98,300)	ORIENTAL LAND CO. LTD.	(1,422)	(81)	(1.4)
(137,658)	SVENSKA CELLULOSA SCA AB SHS	(1,420)	(18)	(1.4)
(215,987)	PALADIN ENERGY LTD REGISTERED SHS	(1,416)	28	(1.4)
(15,443)	HENSOLDT AG INHABER	(1,403)	331	(1.4)
(194,143)	PAYSAFE LTD REGISTERED SHS	(1,378)	(70)	(1.4)
(133,435)	TOMRA SYSTEMS ASA REGISTERED SHS	(1,330)	50	(1.3)
(1,318,823)	TAYLOR WIMPEY PLC REGISTERED SHS	(1,305)	(103)	(1.3)
(353,516)	CATALYST METALS LTD REGISTERED SHS	(1,262)	33	(1.3)
(76,100)	JMDC INC.	(1,256)	(89)	(1.2)
(75,400)	GNI GROUP LTD.	(1,241)	(78)	(1.2)
(341,434)	GENUIT GROUP PLC REGISTERED SHS	(1,238)	(15)	(1.2)
(83,800)	NITTETSU MINING CO. LTD.	(1,216)	32	(1.2)
(25,149)	NETCOMPANY GROUP A/S BEARER AND/OR REGISTERED SHS	(1,204)	59	(1.2)
(286,358)	BORR DRILLING LTD REGISTERED SHS	(1,198)	16	(1.2)
(580,790)	VERTICAL AEROSPACE LIMITED REGISTERED SHS	(1,190)	181	(1.2)
(367,732)	BARRATT REDROW PLC REGISTERED SHS	(1,185)	(183)	(1.2)
(49,153)	MANCHESTER UNITED PLC REGISTERED SHS	(1,141)	23	(1.1)
(149,716)	YELLOW CAKE PLC REGISTERED SHS	(1,090)	46	(1.1)
(179,714)	AURA INVESTMENTS LTD REGISTERED SHS	(1,086)	(24)	(1.1)
(195,900)	AMERICAS GOLD AND SILVER CORPORATION REGISTERED SH	(1,070)	145	(1.1)

SEI Institutional International Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(327,772)	METSA BOARD CORPORATION REGISTERED SHS	$(1,022)	$5	(1.0)%
(79,870)	PLUXEE N.V. SHS	(1,008)	(49)	(1.0)
(76,100)	RASA INDUSTRIES LTD.	(995)	40	(1.0)
(17,820)	RENK GROUP AG INHABER	(984)	257	(1.0)
(53,648)	CAR GROUP LIMITED REGISTERED SHS	(975)	20	(1.0)

Percentages are based on Net Assets of $3,623,326 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,536	$491,640	$(521,780)	$—	$—	$7,396	$1,016	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

20	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.4%
Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti Plc	64,945	$5,239
		5,239
Total Australia		5,239

Brazil — 3.6%
Communication Services — 0.5%
Telefonica Brasil SA	592,700	3,891
TIM SA/Brazil	982,800	4,172
		8,063
Consumer Discretionary — 0.5%
Cogna Educacao SA	265,917	115
Cyrela Brazil Realty SA Empreendimentos e Participacoes	374,200	1,653
Lojas Renner SA	433,892	1,239
Ultrapar Participacoes SA	739,333	3,721
Vibra Energia SA	463,904	2,674
		9,402
Consumer Staples — 0.5%
Ambev SA	304,200	957
Natura Cosmeticos SA *	3,041,300	5,088
Raia Drogasil SA	991,274	3,212
		9,257
Energy — 0.6%
Petroleo Brasileiro SA - Petrobras	64,300	518
Petroleo Brasileiro SA - Petrobras ADR, Cl A	581,562	8,514
PRIO SA/Brazil *	177,600	1,793
		10,825
Financials — 1.1%
B3 SA - Brasil Bolsa Balcao	437,000	1,226
Banco Bradesco SA ADR	1,036,457	3,596
Banco BTG Pactual SA	82,200	863
Itau Unibanco Holding SA ADR	1,438,488	11,752
Pagseguro Digital Ltd, Cl A	81,300	736
XP Inc, Cl A	31,600	514
		18,687
Industrials — 0.2%
Localiza Rent a Car SA	64,200	516
WEG SA	314,100	2,847
		3,363
Information Technology — 0.1%
TOTVS SA	260,900	1,445

Materials — 0.0%
Vale SA	28,948	436

Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4	–
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CPFL Energia SA	163,995	$1,415
		1,415
Total Brazil		62,893

Chile — 0.8%
Communication Services — 0.0%
Empresa Nacional de Telecomunicaciones SA	88,900	347

Consumer Discretionary — 0.1%
Falabella SA	241,569	1,508

Financials — 0.3%
Banco de Chile	21,334,580	4,176
Inversiones La Construccion SA	19,400	468
		4,644
Industrials — 0.3%
Latam Airlines Group ADR	48,588	2,831
Latam Airlines Group SA	108,902,300	3,167
		5,998
Real Estate — 0.0%
Plaza SA	231,400	954

Utilities — 0.1%
Colbun SA	531,048	76
Engie Energia Chile SA	545,040	1,064
		1,140
Total Chile		14,591

China — 18.7%
Communication Services — 3.7%
Baidu Inc ADR *	41,661	4,761
Giant Network Group Co Ltd, Cl A	135,800	553
Hello Group Inc ADR	60,546	351
JOYY Inc ADR	32,065	2,116
NetEase Inc	691,768	17,768
Newborn Town *	190,400	184
Tencent Holdings Ltd	691,200	38,146
Weibo Corp ADR	25,000	182
Weibo Corp, Cl A	78,700	569
Zhejiang Century Huatong Group, Cl A	136,900	286
		64,916
Consumer Discretionary — 4.7%
Alibaba Group Holding Ltd	1,915,900	22,971
BAIC Motor Corp Ltd, Cl H *	1,001,692	100
China Meidong Auto Holdings Ltd	5,648,000	369
Geely Automobile Holdings Ltd	3,171,302	6,847
H World Group Ltd ADR	30,100	1,256
Haier Smart Home Co Ltd, Cl A	2,508,800	6,418
JD.com Inc ADR	292,926	7,464
JD.com Inc, Cl A	128,888	1,642
Li Ning Co Ltd	1,557,900	2,937

SEI Institutional International Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Meituan, Cl B *	431,368	$3,808
Midea Group Co Ltd, Cl A	59,100	659
Midea Group Co Ltd, Cl H	431,900	4,564
New Oriental Education & Technology Group Inc	1,024,300	4,706
PDD Holdings Inc ADR *	54,139	4,130
TAL Education Group ADR *	74,900	717
TCL Electronics Holdings Ltd	847,157	1,398
Tianneng Power International Ltd	206,200	124
Topsports International Holdings Ltd	662,500	147
Trip.com Group Ltd ADR *	69,705	2,777
Trip.com Group Ltd *	79,638	3,167
Vipshop Holdings Ltd ADR	410,193	5,439
		81,640
Consumer Staples — 0.8%
Anjoy Foods Group, Cl A	112,900	1,335
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,147,560	5,620
Foshan Haitian Flavouring & Food Co Ltd, Cl H	467,500	1,782
Hengan International Group Co Ltd	569,400	1,581
JD Health International Inc *	432,600	1,822
Nongfu Spring Co Ltd, Cl H	226,700	1,151
Want Want China Holdings Ltd	3,302,800	1,426
		14,717
Energy — 0.1%
China Shenhua Energy Co Ltd, Cl H	180,800	926
PetroChina Co Ltd, Cl H	777,900	840
		1,766
Financials — 3.0%
Agricultural Bank of China Ltd, Cl H	4,076,800	2,781
China CITIC Bank Corp Ltd, Cl H	4,229,961	3,591
China CITIC Financial Asset Management Co Ltd, Cl H *	4,271,400	300
China Construction Bank Corp, Cl A	998,800	1,417
China Construction Bank Corp, Cl H	1,378,279	1,422
China Life Insurance Co Ltd, Cl A	151,700	792
China Life Insurance Co Ltd, Cl H	1,788,889	6,124
China Pacific Insurance Group Co Ltd, Cl A	170,600	719
China Pacific Insurance Group Co Ltd, Cl H	420,941	1,448
China Reinsurance Group Corp, Cl H	871,500	124
China Taiping Insurance Holdings Co Ltd	438,800	1,014
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,470,800	1,085
FinVolution Group ADR	131,724	631
GF Securities Co Ltd, Cl H	319,000	694
Hithink RoyalFlush Information Network Co Ltd, Cl A	55,160	1,969
Huatai Securities Co Ltd, Cl A	71,400	218
Huatai Securities Co Ltd, Cl H	97,600	209
Industrial & Commercial Bank of China Ltd, Cl H	10,107,909	8,304
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
New China Life Insurance Co Ltd, Cl A	95,000	$838
New China Life Insurance Co Ltd, Cl H	614,464	3,622
People's Insurance Co Group of China Ltd/ The, Cl A	661,700	661
People's Insurance Co Group of China Ltd/ The, Cl H	4,076,367	2,447
PICC Property & Casualty Co Ltd, Cl H	2,094,000	3,843
Ping An Insurance Group Co of China Ltd, Cl H	1,331,272	8,706
Shenwan Hongyuan Group Co Ltd, Cl A	408,000	265
		53,224
Health Care — 0.7%
Consun Pharmaceutical Group Ltd	453,511	728
Genertec Universal Medical Group Co Ltd	674,500	382
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	590,789	1,965
Hansoh Pharmaceutical Group Co Ltd	609,500	2,310
Innovent Biologics Inc *	44,500	453
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	121,900	462
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	49,594	282
Sino Biopharmaceutical Ltd	136,205	77
WuXi AppTec Co Ltd, Cl A	149,000	2,742
WuXi AppTec Co Ltd, Cl H	112,600	2,217
		11,618
Industrials — 3.0%
Airtac International Group	136,320	5,778
Centre Testing International Group Co Ltd, Cl A	3,359,000	6,890
Contemporary Amperex Technology, Cl H	12,400	1,117
Contemporary Amperex Technology Co Ltd, Cl A	243,700	14,166
COSCO SHIPPING Holdings Co Ltd, Cl A	886,200	1,735
COSCO SHIPPING Holdings Co Ltd, Cl H	2,127,186	3,535
Goneo Group Co Ltd, Cl A	36,706	212
Haitian International Holdings Ltd	392,600	942
JD Logistics Inc *	2,523,400	3,798
Lonking Holdings Ltd	2,223,300	739
Ningbo Deye Technology Co Ltd, Cl A	23,700	372
Qingdao Port International Co Ltd, Cl H	781,200	628
Sany Heavy Industry Co Ltd, Cl A	149,200	381
Shanghai Industrial Holdings Ltd	489,344	768
Shenzhen Envicool Technology Co Ltd, Cl A	80,170	947
Shenzhen Inovance Technology Co Ltd, Cl A	225,400	2,210
Shenzhen International Holdings Ltd	22,484	15
Sieyuan Electric Co Ltd, Cl A	13,600	348
Sinopec Engineering Group Co Ltd, Cl H	109,619	69
Yangzijiang Shipbuilding Holdings Ltd	2,044,500	5,425
Yutong Bus Co Ltd, Cl A	149,800	593
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	309,619	319

22	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZTO Express Cayman	75,800	$1,678
		52,665
Information Technology — 1.8%
Accelink Technologies, Cl A *	15,000	576
Anker Innovations Technology, Cl H *	9,200	116
Anker Innovations Technology Co Ltd, Cl A	28,900	447
Biwin Storage Technology, Cl A	12,900	956
Cambricon Technologies, Cl A	1,700	402
Chaozhou Three-Circle Group Co Ltd, Cl A	62,200	1,555
China Railway Signal & Communication Corp Ltd, Cl H	843,189	345
Eoptolink Technology Inc Ltd, Cl A	25,900	2,349
Foxconn Industrial Internet, Cl A	220,200	2,372
Hengtong Optic-electric, Cl A	20,000	327
Lenovo Group Ltd	1,122,500	3,331
NAURA Technology Group Co Ltd, Cl A	24,500	3,213
Shannon Semiconductor Technology, Cl A	8,700	392
Shengyi Technology Co Ltd, Cl A	146,300	3,775
Shennan Circuits Co Ltd, Cl A	11,700	796
Victory Giant Technology Huizhou, Cl H *	32,800	1,461
WUS Printed Circuit Kunshan Co Ltd, Cl A	35,900	816
Yuanjie Semiconductor Technology, Cl A	2,320	657
Zhongji Innolight Co Ltd, Cl A	38,900	7,407
		31,293
Materials — 0.6%
Chifeng Jilong Gold Mining Group, Cl A	29,200	115
China Hongqiao Group Ltd	245,401	633
China National Building Material Co Ltd, Cl H	912,000	624
CMOC Group Ltd, Cl A	640,200	1,671
CMOC Group Ltd, Cl H	345,748	676
Fufeng Group Ltd	885,347	536
Shanjin International Gold Co Ltd, Cl A	195,900	493
Tianshan Aluminum Group, Cl A	84,800	135
Yunnan Yuntianhua Co Ltd, Cl A	80,100	360
Zangge Mining Co Ltd, Cl A	110,300	1,135
Zhongjin Gold Corp Ltd, Cl A	90,100	243
Zijin Mining Group Co Ltd, Cl A	863,600	3,243
Zijin Mining Group Co Ltd, Cl H	86,600	306
		10,170
Real Estate — 0.2%
China Resources Land Ltd	1,096,000	4,211
Seazen Group Ltd *	504,554	86
		4,297
Utilities — 0.1%
Beijing Enterprises Holdings Ltd	86,557	297
Guangdong Investment Ltd	1,809,100	1,793
		2,090
Total China		328,396
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Egypt — 0.5%
Communication Services — 0.1%
Telecom Egypt Co	584,500	$1,100

Financials — 0.4%
Commercial International Bank - Egypt (CIB)	2,991,189	7,764
EFG Holding S.A.E.	305,091	166
		7,930
Total Egypt		9,030

Greece — 0.6%
Communication Services — 0.1%
Hellenic Telecommunications Organization SA	81,690	1,815

Consumer Discretionary — 0.1%
Allwyn AG	87,082	1,388
JUMBO SA	4,458	115
		1,503
Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	13,700	601

Financials — 0.3%
Eurobank SA	1,207,102	5,761
Total Greece		9,680

Hong Kong — 0.7%
Consumer Staples — 0.2%
Chaoda Modern Agriculture Holdings Ltd *	102,809	3
WH Group Ltd	3,729,707	3,955
		3,958
Financials — 0.5%
AIA Group Ltd	601,600	5,508
Hong Kong Exchanges & Clearing Ltd	49,900	2,322
		7,830
Information Technology — 0.0%
China High Precision Automation Group Ltd *(A)	1,385,624	42
Total Hong Kong		11,830

Hungary — 1.1%
Energy — 0.2%
MOL Hungarian Oil & Gas PLC	225,626	2,681

Financials — 0.7%
OTP Bank Nyrt	86,390	12,762

Health Care — 0.2%
Richter Gedeon Nyrt	96,700	3,749
Total Hungary		19,192

SEI Institutional International Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
India — 8.8%
Communication Services — 0.2%
Indus Towers Ltd *	146,676	$607
Info Edge India Ltd	262,925	2,723
		3,330
Consumer Discretionary — 0.9%
Eicher Motors Ltd	19,265	1,443
Hero MotoCorp Ltd	85,617	4,346
Mahindra & Mahindra Ltd GDR	134,790	4,313
MRF Ltd	700	946
Samvardhana Motherson International Ltd	1,119,600	1,755
Tube Investments of India Ltd	84,643	2,714
		15,517
Consumer Staples — 0.5%
Marico Ltd	539,663	4,772
Nestle India Ltd	200,700	2,980
		7,752
Energy — 1.2%
Aegis Logistics *	230,127	2,861
Bharat Petroleum Corp Ltd	793,450	2,552
Coal India Ltd	572,300	2,658
Great Eastern Shipping Co Ltd/The	116,839	1,834
Oil & Natural Gas Corp Ltd	3,019,868	7,488
Reliance Industries Ltd	250,867	3,437
Vedanta Oil and Gas *	538,697	183
		21,013
Financials — 2.8%
Bank of Baroda	1,140,019	3,285
Canara Bank	3,449,085	4,581
General Insurance Corp of India	238,495	917
HDFC Bank Ltd	323,902	2,734
HDFC Bank Ltd ADR	464,251	11,992
ICICI Bank Ltd	261,724	3,820
ICICI Bank Ltd ADR	317,587	9,220
Karur Vysya Bank Ltd/The	567,540	1,779
L&T Finance Ltd	169,450	557
LIC Housing Finance Ltd	348,847	2,081
Multi Commodity Exchange of India Ltd	31,100	935
Muthoot Finance Ltd	138,605	4,402
Shriram Finance Ltd	237,900	2,625
Union Bank of India Ltd	344,200	628
		49,556
Health Care — 1.1%
Apollo Hospitals Enterprise Ltd	11,480	1,054
Aurobindo Pharma Ltd	170,993	2,855
Dr Reddy's Laboratories Ltd	200,600	2,890
Dr Reddy's Laboratories Ltd ADR	476,702	6,907
Sun Pharmaceutical Industries Ltd	167,500	3,298
Zydus Lifesciences Ltd	249,546	2,935
		19,939
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.4%
Data Patterns India	53,542	$2,552
MTAR Technologies Ltd *	21,162	1,710
RR Kabel	122,732	3,115
		7,377
Information Technology — 0.5%
Infosys Ltd	367,194	3,893
Infosys Ltd ADR	290,092	3,043
Netweb Technologies India Ltd	41,015	1,973
		8,909
Materials — 0.9%
Castrol India Ltd	103,132	201
GHCL Ltd	37,743	174
Hindalco Industries Ltd	353,606	3,592
National Aluminium Co Ltd	970,200	3,496
NMDC Ltd	2,547,509	2,296
Vedanta Aluminium Metal *(A)	538,697	2,552
Vedanta Iron and Steel *(A)	538,697	201
Vedanta Ltd	961,297	2,862
		15,374
Real Estate — 0.2%
Phoenix Mills Ltd/The	157,788	3,254

Utilities — 0.1%
Acme Solar Holdings	164,756	663
Mahanagar Gas Ltd	53,700	667
PTC India Ltd	66,700	128
Vedanta Power *(A)	538,697	229
		1,687
Total India		153,708
Indonesia — 1.2%
Consumer Staples — 0.3%
Indofood Sukses Makmur Tbk PT	4,616,884	1,727
Japfa Comfeed Indonesia Tbk PT	5,820,800	634
Unilever Indonesia Tbk PT	32,975,400	3,333
		5,694
Energy — 0.1%
Adaro Andalan Indonesia PT	1,275,600	554
Alamtri Resources Indonesia Tbk PT	14,200	2
Bukit Asam Persero Tbk PT	1,217,600	156
United Tractors Tbk PT	872,700	1,122
		1,834
Financials — 0.6%
Bank Central Asia Tbk PT	18,386,300	5,729
Bank Rakyat Indonesia Persero Tbk PT	34,249,128	5,244
		10,973
Industrials — 0.1%
Astra International Tbk PT	6,852,645	1,733

24	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 0.1%
Perusahaan Gas Negara Persero Tbk PT	11,772,500	$901
Total Indonesia		21,135

Kazakhstan — 0.1%
Energy — 0.1%
NAC Kazatomprom JSC GDR	34,564	2,294

Kuwait — 0.3%
Communication Services — 0.3%
Mobile Telecommunications Co KSCP	2,335,231	4,596

Consumer Discretionary — 0.0%
Humansoft Holding Co KSC	108,600	838
Total Kuwait		5,434

Malaysia — 0.1%
Communication Services — 0.0%
Telekom Malaysia Bhd	111,900	205

Consumer Discretionary — 0.1%
Petronas Dagangan Bhd	223,000	1,035

Consumer Staples — 0.0%
United Plantations BHD	1,850	15

Industrials — 0.0%
Zetrix Ai Bhd	3,257,989	609

Materials — 0.0%
Malayan Cement Bhd	250,400	393

Real Estate — 0.0%
Sunway Real Estate Investment Trust ‡	91,200	49
Total Malaysia		2,306

Mexico — 2.0%
Communication Services — 0.0%
Grupo Televisa	422,700	233

Consumer Staples — 0.7%
Fomento Economico Mexicano SAB de CV ADR	35,694	4,565
Fomento Economico Mexicano SAB de CV	638,500	8,167
		12,732
Financials — 1.2%
Banco del Bajio SA	921,933	2,989
Gentera SAB de CV	407,200	883
Grupo Financiero Banorte SAB de CV, Cl O	1,676,428	17,768
		21,640
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.1%
Cemex SAB de CV ADR	65,250	$783
Total Mexico		35,388

Netherlands — 0.1%
Energy — 0.1%
SBM Offshore NV	29,888	1,034

Peru — 0.1%
Materials — 0.1%
Cia de Minas Buenaventura SAA ADR	76,698	2,247

Philippines — 0.6%
Communication Services — 0.0%
Converge Information and Communications Technology Solutions Inc	1,605,500	266

Consumer Staples — 0.2%
Century Pacific Food Inc	7,533,000	3,805

Financials — 0.0%
Metropolitan Bank & Trust Co	483,879	514

Industrials — 0.4%
Alliance Global Group Inc	1,722,505	224
International Container Terminal Services Inc	277,638	4,040
LT Group Inc	648,000	158
SM Investments Corp	169,110	1,630
		6,052
Total Philippines		10,637

Poland — 1.7%
Consumer Discretionary — 0.2%
Allegro.eu SA *	354,505	3,571

Energy — 0.2%
ORLEN SA	104,800	3,526

Financials — 1.0%
Alior Bank SA	108,701	3,765
Bank Handlowy w Warszawie SA	20,100	653
Bank Polska Kasa Opieki SA	196,248	11,966
KRUK SA	5,300	596
		16,980
Materials — 0.2%
KGHM Polska Miedz SA	35,218	3,115

Utilities — 0.1%
Enea SA	223,820	1,154
PGE Polska Grupa Energetyczna SA *	264,100	664
		1,818
Total Poland		29,010

SEI Institutional International Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Portugal — 0.3%
Consumer Staples — 0.3%
Jeronimo Martins SGPS SA	228,608	$4,381

Qatar — 0.3%
Communication Services — 0.2%
Ooredoo QPSC	1,166,678	4,246

Real Estate — 0.1%
Barwa Real Estate Co	1,181,700	766
Total Qatar		5,012

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC *	1,398,028	–

Energy — 0.0%
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC *	109,206	–
Rosneft Oil Co PJSC *(A)	230,389	–
Surgutneftegas PJSC ADR *	501,658	–
		–
Financials — 0.0%
Sberbank of Russia PJSC *(A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
		–
Materials — 0.0%
Alrosa PJSC *(A)	605,728	–
Total Russia		–

Saudi Arabia — 1.3%
Communication Services — 0.2%
Etihad Etisalat Co	195,388	3,144

Energy — 0.3%
Saudi Arabian Oil Co	805,931	5,600

Financials — 0.6%
Banque Saudi Fransi	100,100	517
Riyad Bank	1,216,433	6,448
Saudi National Bank/The	354,788	3,652
		10,617
Materials — 0.2%
SABIC Agri-Nutrients Co	71,300	2,349
Yanbu National Petrochemical Co	92,865	727
		3,076
Total Saudi Arabia		22,437

Singapore — 0.0%
Financials — 0.0%
Yangzijiang Financial Holding Ltd *	292,509	49
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
South Africa — 3.7%
Communication Services — 0.5%
MTN Group Ltd	438,100	$6,098
Telkom SA SOC Ltd	317,400	1,088
Vodacom Group Ltd	209,100	1,940
		9,126
Consumer Discretionary — 0.9%
Naspers Ltd, Cl N	316,655	15,891

Consumer Staples — 0.4%
AVI Ltd	389,477	2,389
Shoprite Holdings Ltd	116,217	2,093
Tiger Brands Ltd	132,166	2,390
		6,872
Energy — 0.1%
Exxaro Resources Ltd	139,900	1,733

Financials — 0.9%
Absa Group Ltd	543,135	7,562
Capitec Bank Holdings Ltd	11,039	3,203
Discovery Ltd	178,504	2,881
JSE Ltd	75,700	726
Momentum Group Ltd	25,945	64
Nedbank Group Ltd	25,533	420
Old Mutual Ltd	446,800	367
		15,223
Health Care — 0.2%
Aspen Pharmacare Holdings Ltd	427,175	4,089
Netcare Ltd	7,900	8
		4,097
Information Technology — 0.0%
DataTec Ltd	8,535	48

Materials — 0.5%
Anglo American Platinum Ltd	11,500	773
Anglo American PLC	65,262	3,235
DRDGOLD Ltd	127,200	275
Gold Fields Ltd	15,800	530
Harmony Gold Mining Co Ltd	102,100	1,561
Impala Platinum Holdings Ltd	65,249	685
Kumba Iron Ore Ltd	56,711	1,006
Omnia Holdings Ltd	189,858	1,296
Sasol Ltd *	13,900	137
		9,498
Real Estate — 0.2%
Growthpoint Properties Ltd ‡	768,500	811
Redefine Properties Ltd ‡	1,225,339	479

26	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Resilient REIT Ltd ‡	340,279	$1,729
		3,019
Total South Africa		65,507

South Korea — 21.9%
Communication Services — 0.3%
Krafton Inc	8,800	1,349
KT Corp ADR	115,128	1,990
LG Uplus Corp	247,440	2,234
NCSoft Corp	1,500	251
		5,824
Consumer Discretionary — 1.7%
Coway Co Ltd	7,600	446
DoubleUGames Co Ltd	3,700	153
Hankook Tire & Technology Co Ltd	80,330	3,241
Hyundai Department Store Co Ltd	32,869	4,137
Hyundai Mobis Co Ltd	7,857	2,588
Hyundai Motor Co	4,645	1,514
Hyundai Wia Corp	4,000	168
Kia Corp	120,421	10,876
LG Electronics Inc	43,680	5,823
Youngone Corp	10,695	505
Youngone Holdings Co Ltd	1,500	159
		29,610
Consumer Staples — 0.7%
Amorepacific Holdings Corp	9,300	132
APR Corp/Korea	15,544	3,900
BGF retail Co Ltd	2,600	195
E-MART Inc	5,800	311
KT&G Corp	12,901	1,420
Orion Corp/Republic of Korea	28,600	2,445
Samyang Foods	1,946	1,417
Shinsegae Inc	5,000	2,465
		12,285
Financials — 1.9%
BNK Financial Group Inc	42,800	474
Daishin Securities	8,700	153
Hana Financial Group Inc	183,615	13,715
KB Financial Group Inc	28,211	2,919
Korea Investment Holdings Co Ltd	11,587	1,679
Samsung Fire & Marine Insurance Co Ltd	8,445	3,408
Samsung Life Insurance Co Ltd	7,200	1,896
Shinhan Financial Group Co Ltd	108,900	6,828
Woori Financial Group Inc	133,283	2,517
		33,589
Health Care — 0.1%
Celltrion Inc	15,470	1,742

Industrials — 4.9%
Doosan Bobcat Inc	29,900	1,210
GS Holdings Corp	51,426	2,212
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HD Korea Shipbuilding & Offshore Engineering Co Ltd	6,368	$1,453
Hyosung Corp	2,300	263
Hyundai Rotem Co Ltd	34,883	3,931
LG Energy Solution Ltd *	5,107	1,208
LX INTERNATIONAL CORP	25,900	617
S-1, Cl 1	5,200	241
Samsung C&T Corp	19,106	5,916
Samsung E&A Co Ltd	33,600	1,048
SK Inc	37,468	20,546
SK Square Co Ltd	40,953	46,312
		84,957
Information Technology — 12.2%
Daeduck Electronics	6,900	699
Duk San Neolux Co Ltd *	44,687	955
Eugene Technology	17,855	2,190
HPSP Co Ltd	33,174	1,175
IsuPetasys	10,768	824
Koh Young Technology	15,900	333
PSK	10,900	1,416
Samsung Electro-Mechanics Co Ltd	6,521	9,444
Samsung Electronics Co Ltd	553,713	122,867
SK hynix Inc	41,579	73,370
Tokai Carbon Korea	1,600	287
WONIK IPS Co Ltd	4,900	545
		214,105
Materials — 0.1%
LG Chem Ltd	8,087	1,482
Total South Korea		383,594

Taiwan — 23.8%
Communication Services — 0.2%
Chunghwa Telecom Co Ltd	443,641	1,969
International Games System Co Ltd	58,800	1,465
		3,434
Consumer Discretionary — 0.3%
Far Eastern Department Stores Ltd	718,800	520
Fusheng Precision Co Ltd	38,235	308
Merry Electronics Co Ltd	207,700	592
Poya International Co Ltd	198,800	4,181
		5,601
Consumer Staples — 0.5%
Uni-President Enterprises Corp	3,918,250	9,188

Financials — 0.9%
Cathay Financial Holding Co Ltd	1,975,580	6,126
CTBC Financial Holding Co Ltd	4,131,000	9,260
		15,386
Health Care — 0.1%
PharmaEssentia *	60,000	2,534

SEI Institutional International Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 1.0%
Bizlink Holding Inc	27,100	$1,661
CyberPower Systems Inc	35,072	236
ETERNAL PRECISION MECHANICS	66,000	1,151
Eva Airways Corp	2,548,834	3,615
Kaori Heat Treatment Co Ltd	48,000	2,377
Shihlin Electric & Engineering	318,000	2,421
Sunonwealth Electric Machine Industry Co Ltd	60,205	272
United Integrated Services Co Ltd	37,500	1,579
Voltronic Power Technology Corp	102,890	3,545
		16,857
Information Technology — 20.8%
Accton Technology Corp	41,599	3,318
ADATA Technology	29,200	386
Advantech Co Ltd	314,458	4,906
Alchip Technologies Ltd	7,000	938
AP Memory Technology Corp	104,300	3,329
Ardentec Corp	144,999	1,031
ASE Technology Holding Co Ltd	221,900	4,952
Asia Vital Components Co Ltd	6,400	518
ASPEED Technology Inc	7,800	4,116
Asustek Computer Inc	370,000	8,211
Chroma ATE Inc	68,900	4,788
Compal Electronics Inc	228,200	256
Delta Electronics Inc	278,081	17,465
E Ink Holdings Inc	355,000	2,424
Elite Material Co Ltd	13,300	2,299
Genius Electronic Optical Co Ltd	49,531	1,034
Gold Circuit Electronics	5,400	207
Grand Process Technology Corp	28,000	3,261
Hon Hai Precision Industry Co Ltd	698,279	5,572
Hon Precision Inc	13,100	2,691
King Slide Works Co Ltd	10,600	2,484
King Yuan Electronics Co Ltd	59,400	643
Largan Precision Co Ltd	17,538	2,376
Marketech International	48,500	859
MediaTek Inc	162,911	22,199
Nan Ya Printed Circuit Board Corp	78,000	2,964
Nanya Technology Corp *	142,000	2,078
Novatek Microelectronics Corp	358,200	6,058
Parade Technologies Ltd	55,000	1,100
Pegatron Corp	338,900	897
Quanta Computer Inc	258,000	3,008
Realtek Semiconductor Corp	17,800	454
Simplo Technology Co Ltd	50,300	664
Sinbon Electronics Co Ltd	273,000	2,848
Sitronix Technology Corp	33,500	352
Synnex Technology International Corp	701,300	2,017
Taiwan Semiconductor Manufacturing Co Ltd	2,170,340	171,219
Taiwan Semiconductor Manufacturing Co Ltd ADR	56,311	26,892
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Topco Scientific Co Ltd	53,500	$932
Tripod Technology Corp	225,763	3,718
Unimicron Technology Corp	9,500	327
United Microelectronics Corp	1,239,369	6,648
Vanguard International Semiconductor Corp	314,000	2,168
Winbond Electronics Corp	376,600	2,530
Wiwynn Corp	72,100	10,651
Yageo Corp	440,993	16,087
		363,875
Materials — 0.0%
Tung Ho Steel Enterprise Corp	288,100	612
Total Taiwan		417,487

Thailand — 0.9%
Communication Services — 0.0%
Advanced Info Service PCL NVDR	72,300	801

Energy — 0.2%
PTT Exploration & Production PCL NVDR	1,154,760	4,641

Financials — 0.4%
Kasikornbank PCL NVDR	1,009,500	6,639

Industrials — 0.1%
Airports of Thailand PCL NVDR	656,900	1,279

Information Technology — 0.2%
Delta Electronics Thailand NVDR	292,000	2,911
Total Thailand		16,271

Turkey — 0.4%
Communication Services — 0.0%
Turkcell Iletisim Hizmetleri AS	242,306	559

Consumer Discretionary — 0.0%
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	180,900	146

Financials — 0.2%
Haci Omer Sabanci Holding AS	879,312	1,842
Katilimevim Tasarruf Finansman	84,000	314
Turkiye Is Bankasi AS, Cl C	2,937,040	934
Yapi ve Kredi Bankasi AS *	357,224	308
		3,398
Industrials — 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	325,185	1,932
Turk Hava Yollari AO	62,100	435
		2,367

28	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	2,412,911	$1,074
Total Turkey		7,544

United Arab Emirates — 1.4%
Energy — 0.2%
ADNOC Logistics & Services	2,121,263	3,479

Financials — 0.5%
Dubai Islamic Bank PJSC	322,923	655
Emirates NBD Bank PJSC	473,154	3,813
First Abu Dhabi Bank PJSC	880,738	4,081
		8,549
Industrials — 0.0%
Air Arabia PJSC	181,122	269

Real Estate — 0.7%
Aldar Properties PJSC	143,200	323
Emaar Development PJSC	1,175,366	4,428
Emaar Properties PJSC	2,207,724	7,176
		11,927
Total United Arab Emirates		24,224

United Kingdom — 0.4%
Consumer Staples — 0.4%
Unilever PLC	117,327	7,052

United States — 0.4%
Consumer Discretionary — 0.0%
Laureate Education, Cl A *	29,381	1,067

Information Technology — 0.2%
EPAM Systems Inc *	37,224	2,954

Materials — 0.2%
Titan SA	47,799	2,843
Total United States		6,864

Vietnam — 0.3%
Real Estate — 0.3%
Vinhomes JSC	896,600	5,195

Total Common Stock
(Cost $1,094,022) ($ Thousands)		1,689,661

PREFERRED STOCK — 2.0%
Brazil — 0.8%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes*(B)	51,458	213

Energy — 0.3%
Petroleo Brasileiro SA - Petrobras(B)	805,637	5,879
Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Financials — 0.4%
Banco Bradesco SA (B)		989,100	$3,451
Itausa SA(B)		1,250,013	3,236
			6,687
Materials — 0.1%
Bradespar SA (B)		290,863	1,238
Usinas Siderurgicas de Minas Gerais SA Usiminas*(B)		263,600	429
			1,667
Total Brazil			14,446

South Korea — 1.2%
Consumer Discretionary — 0.4%
Hyundai Motor Co (B)		36,476	5,164
LG Electronics Inc(B)		31,728	1,518
			6,682
Information Technology — 0.8%
Samsung Electronics Co Ltd(B)		97,190	13,706

Materials — 0.0%
LG Chem Ltd(B)		9,880	882
Total South Korea			21,270

Total Preferred Stock
(Cost $22,376) ($ Thousands)			35,716
	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.955%, 03/31/2175 (C)(D)	BRL	8	–

Total Debenture Bond
(Cost $—) ($ Thousands)			–
	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†		6,166,008	6,166
Total Cash Equivalent
(Cost $6,166) ($ Thousands)			6,166
Total Investments in Securities — 98.8%
(Cost $1,122,564) ($ Thousands)			$1,731,543

SEI Institutional International Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	66	Sep-2026	$5,912	$5,799	$(113)

Percentages are based on Net Assets of $1,752,397 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,557	$297,946	$(313,337)	$—	$—	$6,166	$369	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

30	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 80.4%
Australia — 2.3%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$751
Australia Government Bond
4.250%, 03/21/2036	AUD	450	300
3.500%, 12/21/2034		824	525
3.000%, 03/21/2047		532	267
2.750%, 05/21/2041		1,645	874
2.500%, 05/21/2030		2,244	1,452
2.250%, 05/21/2028		2,068	1,377
New South Wales Treasury
4.750%, 02/20/2035		878	590
3.500%, 11/20/2037		469	271
2.000%, 03/08/2033		1,010	583
Queensland Treasury
2.000%, 08/22/2033		451	256
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	649
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,182
			9,077
Austria — 1.0%
Republic of Austria Government Bond
4.150%, 03/15/2037(A)	EUR	692	860
3.200%, 07/15/2039		404	455
3.150%, 06/20/2044(A)		955	1,038
0.900%, 02/20/2032(A)		1,026	1,058
0.250%, 10/20/2036(A)		539	460
0.000%, 10/20/2040(A)(B)		455	320
			4,191
Belgium — 0.8%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	351
3.875%, 05/19/2038		227	259
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	463
Fluxys
4.000%, 11/28/2030		400	464
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	36
3.750%, 06/22/2045		401	442
3.000%, 06/22/2034(A)		594	670
2.850%, 10/22/2034(A)		34	38
2.700%, 10/22/2029(A)		271	310
1.600%, 06/22/2047(A)		41	30
			3,063
Canada — 4.2%
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	841
Canadian Government Bond
3.500%, 03/01/2028		567	405
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.000%, 06/01/2034	CAD	607	$421
2.750%, 06/01/2033		172	118
2.500%, 12/01/2032		1,351	917
2.250%, 06/01/2029		3,809	2,641
2.000%, 12/01/2051		1,565	785
1.500%, 12/01/2031		420	273
Canadian Imperial Bank of Commerce
6.500%, H15T5Y + 2.727%, 07/28/2086 (C)		$240	240
CI Financial
4.625%, 12/12/2031(A)	EUR	170	197
Gildan Activewear
4.700%, 10/07/2030(A)		$290	285
Province of British Columbia Canada
4.700%, 06/18/2037	CAD	7,200	5,406
4.000%, 06/18/2035		1,100	792
Province of Ontario Canada
4.700%, 06/02/2037		570	430
4.650%, 06/02/2041		540	398
2.900%, 12/02/2046		1,419	790
2.800%, 06/02/2048		1,540	828
Province of Quebec Canada
6.250%, 06/01/2032		720	585
3.500%, 12/01/2048		635	379
			16,731
Chile — 0.4%
Chile Government International Bond
3.875%, 04/14/2036	EUR	1,274	1,458
3.800%, 07/01/2035		172	197
			1,655
China — 4.3%
Agricultural Bank of China MTN
2.800%, 07/31/2027	CNY	26,500	3,947
China Development Bank
4.300%, 08/02/2032		4,000	676
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,138
China Government Bond
3.810%, 09/14/2050		12,430	2,352
2.850%, 06/04/2027		13,880	2,081
2.390%, 03/15/2029		40,000	6,051
2.110%, 08/25/2034		4,780	731
1.740%, 10/15/2029		1,740	260
			17,236
Colombia — 1.6%
Colombian TES
13.250%, 02/09/2033	COP	11,311,200	3,452
12.500%, 02/27/2030		5,046,500	1,471
11.750%, 01/24/2035		2,041,000	582
7.750% 09/18/2030		1,455,000	362
7.000%, 03/26/2031		1,904,800	454
			6,321

SEI Institutional International Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
France — 6.3%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)	EUR	300	$344
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	346
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)		300	362
BPCE
2.125%, EUSA5 + 1.800%, 10/13/2046 (C)		1,400	1,440
BPCE MTN
4.000%, EUR003M + 1.470%, 01/20/2034 (C)		400	461
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(D)		400	483
4.375%, 11/27/2033		200	240
Credit Agricole Assurances
4.750%, 09/27/2048(C)		100	117
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(D)		600	738
4.625%, 01/25/2043		900	1,035
Engie MTN
4.500%, 09/06/2042		200	231
French Republic Government Bond
3.500%, 11/25/2033(A)		15,600	18,058
Indigo Group SAS
4.500%, 04/18/2030		200	237
TotalEnergies MTN
2.125%(C)(D)		270	276
TotalEnergies Capital International MTN
3.499%, 03/03/2037		500	554
			24,922
Germany — 8.3%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		100	127
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		857	1,075
2.900%, 08/15/2056		399	412
2.600%, 08/15/2034		1,028	1,160
2.600%, 08/15/2035		451	506
2.600%, 05/15/2041		11,500	12,223
2.500%, 02/15/2035		944	1,054
0.250%, 02/15/2029		3,700	3,992
0.000%, 08/15/2030(B)		3,151	3,250
0.000%, 05/15/2036(B)		406	350
Commerzbank
6.500%(C)(D)		400	485
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(D)		200	258
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Deutsche Bank
7.375%, EUAMDB05 + 5.112% (C)(D)	EUR	400	$497
5.000%, EUR003M + 2.950%, 09/05/2030 (C)		300	359
Deutsche Bank MTN
3.000%, EUR003M + 1.050%, 06/16/2029 (C)		200	228
1.750%, 11/19/2030(C)		900	974
Infineon Technologies MTN
3.750%, 02/16/2037		200	227
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,271
Kreditanstalt fuer Wiederaufbau MTN
2.625%, 01/10/2034	EUR	2,180	2,439
Sartorius Finance BV
4.875%, 09/14/2035		200	243
4.500%, 09/14/2032		100	119
Volkswagen International Finance (D)
5.994%, EUAMDB08 + 3.494% (C)		100	118
3.875%(C)		200	224
Wintershall Dea Finance 2 BV (D)
6.117%, EUAMDB05 + 3.940% (C)		400	474
3.000%(C)		400	444
Wintershall Dea Finance BV
1.823%, 09/25/2031		400	412
			32,921
Hungary — 0.2%
Hungary Government Bond
6.250%, 09/23/2037	HUF	175,420	619

Iceland — 0.6%
Iceland Rikisbref
6.500%, 02/15/2038	ISK	297,523	2,319

Indonesia — 1.9%
Indonesia Government International Bond
4.100%, 03/04/2034	EUR	955	1,072
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	8,446,000	503
8.375%, 03/15/2034		35,672,000	2,130
7.500%, 06/15/2035		2,112,000	119
7.375%, 05/15/2048		11,736,000	658
7.000%, 09/15/2030		10,792,000	597
6.750%, 07/15/2035		7,157,000	385
6.625%, 02/15/2034		3,828,000	205
6.500%, 07/15/2030		1,515,000	83
6.500%, 02/15/2031		11,676,000	634
6.375%, 08/15/2028		19,486,000	1,073
5.875%, 03/15/2031		1,669,000	89
			7,548
Italy — 4.9%
ASTM MTN
2.375%, 11/25/2033	EUR	200	207

32	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Autostrade per l'Italia MTN
4.625%, 02/28/2036	EUR	136	$162
Intesa Sanpaolo
9.125%, EUAMDB05 + 6.262% (C)(D)		200	261
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	333
Italy Buoni Poliennali Del Tesoro
4.300%, 10/01/2054(A)		770	871
3.650%, 08/01/2035(A)		620	717
3.300%, 06/15/2033		14,800	16,956
			19,507
Japan — 10.7%
Japan Government Five Year Bond
1.100%, 06/20/2030	JPY	2,000,000	11,997
Japan Government Forty Year Bond
2.200%, 03/20/2064		282,600	1,178
1.400%, 03/20/2055		426,550	1,506
Japan Government Ten Year Bond
0.900%, 09/20/2034		96,700	527
0.100%, 09/20/2027		428,150	2,600
Japan Government Thirty Year Bond
2.400%, 03/20/2055		167,300	766
2.300%, 03/20/2040		1,500,000	8,360
2.300%, 12/20/2054		146,350	654
2.100%, 09/20/2054		26,800	114
1.800%, 09/20/2053		261,000	1,042
1.800%, 03/20/2054		40,000	159
0.700%, 12/20/2051		241,000	723
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		44,850	260
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		140,000	794
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		338,250	1,746
Japan Government Twenty Year Bond
1.800%, 09/20/2031		382,050	2,333
1.700%, 06/20/2033		503,500	2,994
1.400%, 09/20/2034		260,950	1,482
0.500%, 09/20/2036		270,950	1,339
0.200%, 06/20/2036		71,450	345
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		24,900	147
Japanese Government CPI Linked Bond
0.600%, 03/10/2036		230,000	1,407
			42,473
Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	789
JAB Holdings BV
4.850%, 06/29/2032		300	363
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
SES MTN
4.875%, 06/24/2033	EUR	140	$161
			1,313
Malaysia — 1.3%
Malaysia Government Bond
4.232%, 06/30/2031	MYR	4,761	1,212
3.885%, 08/15/2029		2,710	676
3.828%, 07/05/2034		2,393	595
3.733%, 06/15/2028		1,988	492
3.519%, 04/20/2028		4,422	1,091
3.502% 05/31/2027		3,692	909
2.632%, 04/15/2031		953	226
			5,201
Mexico — 3.9%
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(A)		$1,800	1,807
Mexican Bonos
8.500%, 03/01/2029	MXN	8	–
8.000%, 11/07/2047		4,945	243
7.750%, 11/23/2034		19,776	1,052
7.750%, 11/13/2042		33,463	1,636
Mexican Bonos, Ser M30
10.000% 11/20/2036		35,396	2,156
8.500%, 11/18/2038		5,718	307
Mexico Government International Bond
6.250%, 08/27/2037		$900	900
4.875%, 05/16/2036	EUR	400	458
4.500%, 03/19/2034		1,060	1,209
4.000%, 03/15/2115		2,530	1,961
3.875%, 05/16/2031		1,400	1,590
Petroleos Mexicanos
6.700%, 02/16/2032		$1,385	1,398
5.950%, 01/28/2031		758	749
			15,466
Netherlands — 2.1%
Cooperatieve Rabobank UA MTN
1.250%, 05/31/2032	EUR	300	312
ING Groep MTN
3.500%, EUR003M + 1.200%, 08/17/2036 (C)		900	1,007
Kingdom of Netherlands
3.750%, 01/15/2042(A)		664	802
Koninklijke KPN MTN
3.375%, 02/17/2035		400	445
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	293
2.500%, 01/15/2030		1,349	1,537
2.500%, 01/15/2033		2,775	3,123
2.500%, 07/15/2035		646	714
0.000%, 07/15/2030(B)		234	241
			8,474

SEI Institutional International Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
New Zealand — 2.3%
New Zealand Government Bond
4.500%, 04/15/2027	NZD	2,833	$1,632
4.500%, 05/15/2030		4,924	2,882
3.000%, 04/20/2029		805	452
0.250%, 05/15/2028		3,079	1,655
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,889	1,486
2.500%, 09/20/2040		716	530
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	462
			9,099
Norway — 1.2%
Norway Government Bond (A)
2.125%, 05/18/2032	NOK	4,172	376
2.000%, 04/26/2028		2,624	253
1.750%, 02/17/2027		7,742	769
1.750%, 09/06/2029		10,678	994
1.375%, 08/19/2030		14,767	1,327
1.250%, 09/17/2031		13,740	1,195
			4,914
Poland — 1.3%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,267	358
5.000%, 10/25/2034		3,978	1,051
2.000%, 08/25/2036		14,170	3,812
			5,221
South Korea — 0.7%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	105
3.375%, 06/10/2032		597,740	373
3.125%, 09/10/2027		1,341,070	862
2.000%, 06/10/2031		1,865,420	1,098
1.875%, 06/10/2029		412,770	253
			2,691
Spain — 3.1%
Banco Santander
0.250%, 07/10/2029	EUR	400	423
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)		300	357
CaixaBank
1.250%, 01/11/2027		300	341
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	237
Spain Government Bond
3.400%, 10/31/2036(A)		9,500	10,912
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Werfen MTN
3.625%, 02/12/2032	EUR	100	$114
			12,384
Supra-National — 5.6%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	330,000	2,055
European Investment Bank
5.625%, 06/07/2032	GBP	768	1,080
European Union
3.000%, 03/04/2053	EUR	1,805	1,727
European Union MTN
4.000%, 10/12/2055		1,070	1,219
3.375%, 12/12/2035		2,947	3,417
3.250%, 12/12/2036		3,000	3,412
European Union Bill
0.000%, 09/04/2026(E)(F)		1,722	1,961
0.000%, 11/06/2026(E)(F)		3,680	4,172
0.000%, 12/04/2026(E)(F)		1,200	1,358
International Bank for Reconstruction & Development MTN
4.200%, 04/21/2033	AUD	2,989	1,978
			22,379
Switzerland — 1.1%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	2,523
Swisscom Finance BV MTN
3.500%, 11/29/2031	EUR	460	532
UBS Group
7.000%, USISSO05 + 3.296% (A) (C)(D)		$300	301
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)	EUR	895	1,035
			4,391
Turkey — 0.5%
Hazine Mustesarligi Varlik Kiralama
6.700%, 07/02/2032(A)		$2,180	2,178

United Kingdom — 6.3%
Barclays
9.250%, BPISDS05 + 5.639% (C)(D)	GBP	350	494
4.347%, EUAMDB01 + 1.550%, 05/08/2035 (C)	EUR	100	118
3.941%, EUAMDB01 + 1.550%, 01/31/2036 (C)		220	252
Bunzl Finance MTN
3.375%, 04/09/2032		330	372
Cadent Finance MTN
3.750%, 04/16/2033		390	447
0.750%, 03/11/2032		355	349

34	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	$475
Centrica MTN
4.375%, 03/13/2029		179	235
DS Smith MTN
4.500%, 07/27/2030	EUR	440	521
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)		249	296
HSBC Holdings MTN
3.911%, EUR003M + 1.540%, 05/13/2034 (C)		160	185
Informa MTN
3.375%, 06/09/2031		200	227
3.250%, 10/23/2030		290	329
Motability Operations Group MTN
3.875%, 01/24/2034		320	366
National Grid MTN
4.275%, 01/16/2035		370	438
United Kingdom Gilt
4.875%, 07/31/2036	GBP	8,400	11,180
4.500%, 09/07/2034		258	340
4.500%, 03/07/2035		330	432
4.375%, 01/31/2040		336	414
4.375%, 07/31/2054		300	334
4.250%, 06/07/2032		1,232	1,626
4.250%, 07/31/2034		686	887
4.250%, 12/07/2046		440	502
4.250%, 12/07/2049		836	936
3.750%, 01/29/2038		443	525
3.500%, 01/22/2045		292	303
1.250%, 07/31/2051		3,156	1,777
0.500%, 01/31/2029		351	425
Vodafone Group MTN
4.625%, EUAMDB05 + 2.143%, 09/12/2055 (C)	EUR	280	315
			25,100
United States — 3.2%
Amazon.com
4.050%, 03/16/2039		101	117
American National Group
6.000%, 07/15/2035		$210	209
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	333
Baker Hughes Holdings
4.737%, 03/11/2046		144	169
4.193%, 03/11/2038		133	154
3.812%, 03/11/2034		122	140
Becton Dickinson
3.828%, 06/07/2032		291	338
BMS Ireland Capital Funding DAC
4.581%, 11/10/2055		122	138
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Charter Communications Operating
5.850%, 12/01/2035		$155	$150
Citadel Finance
5.900%, 02/10/2030(A)		1,000	1,008
Citigroup
4.113%, EUR003M + 1.582%, 04/29/2036 (C)	EUR	380	445
3.493%, EUR003M + 1.030%, 10/22/2034 (C)		640	721
Fiserv Funding ULC
4.000%, 06/15/2036		193	214
Ford Motor Credit
7.122%, 11/07/2033		$280	298
Foundry JV Holdco
6.200%, 01/25/2037(A)		250	264
GA Global Funding Trust MTN
4.133%, 09/16/2035	EUR	217	244
Global Payments
4.875%, 03/17/2031		359	424
GLP Capital
5.750%, 11/01/2037		$271	267
Goldman Sachs Group MTN
3.984%, EUR003M + 1.100%, 12/18/2036 (C)	EUR	580	664
Huntington Bancshares
5.605%, H15T5Y + 1.350%, 01/28/2041 (C)		$210	206
Intel
5.600%, 02/21/2054		406	380
Medtronic
4.150%, 10/15/2043	EUR	428	484
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	453
Meta Platforms
4.600%, 11/15/2032		$460	452
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)	EUR	435	509
4.099%, EUR003M + 1.553%, 05/22/2036 (C)		260	303
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	158
0.406%, 10/29/2027(C)		370	420
Morgan Stanley MTN
3.981%, EUR003M + 1.143%, 01/23/2037 (C)		115	132
National Grid North America MTN
4.668%, 09/12/2033		252	305
NextEra Energy Capital Holdings
4.750%, EUAMDB05 + 2.243%, 02/26/2056 (C)		213	241
4.496%, EUAMDB05 + 1.900%, 05/15/2056 (C)		301	339

SEI Institutional International Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Oncor Electric Delivery
3.625%, 06/15/2034	EUR	350	$399
Oracle
6.850%, 02/04/2066		$220	205
5.950%, 09/26/2055		159	135
5.700%, 02/04/2036		290	281
5.200%, 09/26/2035		150	140
Realty Income
5.125%, 07/06/2034	EUR	114	141
3.875%, 06/20/2035		152	172
Sammons Financial Group
5.950%, 06/15/2036(A)		$180	180
Vertiv Holdings
5.950%, 03/15/2066		140	139
5.800%, 03/15/2056		240	236
WP Carey
3.700%, 11/19/2034	EUR	218	244
			12,951

Total Global Bonds
(Cost $336,631) ($ Thousands)			320,345

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Note
3.750%, 04/30/2027		$8,880	8,857
2.250%, 11/15/2027		11,150	10,867

Total U.S. Treasury Obligations
(Cost $19,795) ($ Thousands)			19,724
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 0.2%
GNMA TBA TBA
3.500%, 07/15/2041	$1,000	$898
		898
Non-Agency Mortgage-Backed Obligations — 1.0%
FNMA or FHLMC TBA TBA
5.500%, 07/01/2037	4,000	4,012
		4,012

Total Mortgage-Backed Securities
(Cost $4,906) ($ Thousands)		4,910

CERTIFICATE OF DEPOSIT — 3.8%
National Australia Bank
6.605%, 12/01/2026	$22,000	14,943

Total Certificate of Deposit
(Cost $15,491) ($ Thousands)		14,943

PURCHASED SWAPTIONS — 0.1%
Total Purchased Swaptions
(Cost $439) ($ Thousands)		498

Total Investments in Securities — 90.5%
(Cost $377,262) ($ Thousands)		$360,420

A list of open over the counter swaptions contracts for the Fund at June 30, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.1%
Put Swaptions
Swaption	Goldman Sachs	$4,000,000	$3.16	06/07/2027	$66
Swaption	Goldman Sachs	6,000,000	4.41	12/08/2026	87
		10,000,000			153
Call Swaptions
Swaption	Goldman Sachs	6,000,000	4.71	12/08/2026	180
Swaption	Goldman Sachs	4,000,000	3.16	06/07/2027	165
		10,000,000			345
Total Purchased Swaptions		$20,000,000			$498

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	28	Sep-2026	$2,120	$2,130	$29
Canadian 10-Year Bonds	76	Sep-2026	6,603	6,487	62

36	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Euro-BOBL	66	Sep-2026	$8,786	$8,707	$40
Euro-BUND 10-Year Bonds	21	Sep-2026	3,068	3,057	17
Euro-SCHATZ	151	Sep-2026	18,424	18,293	31
Korea 10-Year Bonds	90	Sep-2026	6,215	6,231	117
Long GILT 10-Year Bonds	26	Sep-2026	3,010	3,079	106
U.S. 2-Year Treasury Note	35	Sep-2026	7,227	7,214	(13)
U.S. Ultra Long Treasury Bond	22	Sep-2026	2,504	2,556	52
			57,957	57,754	441
Short Contracts
Canadian 10-Year Bonds	(30)	Sep-2026	$(2,606)	$(2,561)	$(25)
Euro-BTP	(78)	Sep-2026	(10,660)	(10,644)	(146)
Euro-BUND 10-Year Bonds	(38)	Sep-2026	(5,587)	(5,532)	(46)
Euro-BUXL	(26)	Sep-2026	(3,298)	(3,306)	(67)
Euro-OAT	(25)	Sep-2026	(3,480)	(3,429)	(12)
Japanese 10-Year Bonds	(6)	Sep-2026	(4,767)	(4,717)	(22)
U.S. 2-Year Treasury Note	(58)	Sep-2026	(11,953)	(11,956)	(3)
U.S. 5-Year Treasury Note	(57)	Sep-2026	(6,095)	(6,101)	(6)
U.S. 10-Year Treasury Note	(17)	Sep-2026	(1,861)	(1,868)	(7)
U.S. Long Treasury Bond	(7)	Sep-2026	(781)	(795)	(14)
Ultra 10-Year U.S. Treasury Notes	(47)	Sep-2026	(5,248)	(5,286)	(38)
			(56,336)	(56,195)	(386)
			$1,621	$1,559	$55

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/22/26	USD	359	KZT	176,177	$8
Bank of America	07/22/26	EUR	577	USD	660	(1)
Bank of America	07/22/26	USD	730	ZAR	12,223	14
Bank of America	07/22/26	USD	1,223	JPY	192,689	(35)
Bank of America	07/22/26	USD	1,625	CNH	11,031	2
Bank of America	07/22/26	USD	1,993	COP	7,625,701	209
Bank of America	07/22/26	USD	230	COP	793,851	(1)
Bank of America	07/22/26	ZAR	9,611	USD	583	(2)
Bank of America	07/22/26	PHP	21,869	USD	360	4
Bank of America	07/22/26	KZT	185,301	USD	372	(13)
Bank of America	07/22/26	JPY	597,230	USD	3,730	48
Bank of America	07/22/26	COP	1,062,188	USD	286	(20)
Bank of America	08/04/26	USD	780	BRL	4,074	—
Barclays PLC	07/22/26	USD	112	COP	399,960	4
Barclays PLC	07/22/26	USD	140	GBP	104	(3)
Barclays PLC	07/22/26	USD	513	CLP	458,966	(14)
Barclays PLC	07/22/26	USD	1,440	TRY	69,654	26
Barclays PLC	07/22/26	USD	1,440	JPY	227,792	(36)
Barclays PLC	07/22/26	GBP	2,145	EUR	2,460	(31)
Barclays PLC	07/22/26	EUR	2,820	GBP	2,445	17
Barclays PLC	07/22/26	CLP	972,234	USD	1,070	15
Barclays PLC	07/22/26	COP	2,753,335	USD	758	(37)
Barclays PLC	08/04/26	USD	740	BRL	3,872	2
Barclays PLC	08/04/26	BRL	2,818	USD	548	8
BNP Paribas	07/22/26	USD	156	COP	558,553	5
BNP Paribas	07/22/26	USD	230	COP	793,851	(1)

SEI Institutional International Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/22/26	USD	545	CNH	3,695	$—
BNP Paribas	07/22/26	USD	1,430	CAD	1,941	(60)
BNP Paribas	07/22/26	CAD	1,983	USD	1,440	40
BNP Paribas	07/22/26	GBP	2,102	EUR	2,405	(37)
BNP Paribas	07/22/26	EUR	23,787	USD	27,889	669
BNP Paribas	07/22/26	KRW	36,551	USD	25	1
BNP Paribas	07/22/26	HUF	189,260	USD	610	2
BNP Paribas	07/22/26	COP	731,193	USD	203	(8)
BNP Paribas	07/22/26	JPY	800,369	USD	5,079	145
Brown Brothers Harriman	07/22/26	USD	556	CAD	766	(15)
Brown Brothers Harriman	07/22/26	USD	754	AUD	1,074	(11)
Brown Brothers Harriman	07/22/26	SEK	804	USD	87	3
Brown Brothers Harriman	07/22/26	USD	1,302	EUR	1,100	(43)
Brown Brothers Harriman	07/22/26	CHF	2,081	USD	2,656	69
Citigroup	07/22/26	USD	313	CLP	280,014	(9)
Citigroup	07/22/26	USD	316	COP	1,181,687	25
Citigroup	07/22/26	USD	356	KZT	176,177	11
Citigroup	07/22/26	USD	705	ZAR	11,705	8
Citigroup	07/22/26	USD	710	JPY	111,433	(23)
Citigroup	07/22/26	USD	729	PHP	44,363	(7)
Citigroup	07/22/26	USD	780	CNH	5,296	1
Citigroup	07/22/26	USD	1,060	THB	33,819	(40)
Citigroup	07/22/26	GBP	1,238	USD	1,664	21
Citigroup	07/22/26	MXN	4,009	USD	229	—
Citigroup	07/22/26	CAD	8,030	USD	5,828	162
Citigroup	07/22/26	ZAR	8,373	USD	507	(3)
Citigroup	07/22/26	THB	16,915	USD	530	20
Citigroup	07/22/26	EUR	39,045	USD	45,772	1,092
Citigroup	07/22/26	KZT	47,771	USD	96	(3)
Citigroup	07/22/26	COP	24,697,866	USD	6,643	(487)
Citigroup	08/04/26	BRL	7,237	USD	1,412	26
Credit Agricole	07/22/26	USD	30	CLP	26,895	(1)
Credit Agricole	07/22/26	USD	1,936	CNY	13,135	(3)
Deutsche Bank	07/22/26	USD	114	COP	411,094	5
Deutsche Bank	07/22/26	USD	220	CLP	196,152	(7)
Deutsche Bank	07/22/26	KZT	125,058	USD	252	(8)
Deutsche Bank	07/22/26	COP	1,086,781	USD	294	(20)
Deutsche Bank	08/04/26	USD	825	BRL	4,215	(18)
Goldman Sachs	07/22/26	USD	48	CHF	38	(1)
Goldman Sachs	07/22/26	USD	661	PHP	40,182	(7)
Goldman Sachs	07/22/26	COP	749,332	USD	206	(10)
HSBC	07/22/26	USD	182	MXN	3,181	—
HSBC	07/22/26	AUD	6,109	USD	4,306	76
HSBC	07/22/26	PHP	64,217	USD	1,067	21
HSBC	07/22/26	COP	510,718	USD	142	(6)
HSBC	08/04/26	USD	1,749	BRL	8,928	(39)
JPMorgan Chase Bank	07/13/26	USD	656	JPY	103,939	(15)
JPMorgan Chase Bank	07/13/26	USD	784	CNY	5,367	6
JPMorgan Chase Bank	07/13/26	CAD	5,560	USD	4,010	89
JPMorgan Chase Bank	07/13/26	JPY	1,773,890	USD	11,227	302

38	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/21/26	USD	658	COP	2,450,043	$49
JPMorgan Chase Bank	07/27/26	USD	342	MXN	5,964	(1)
JPMorgan Chase Bank	07/27/26	MXN	98,765	USD	5,661	20
JPMorgan Chase Bank	08/03/26	IDR	42,460,752	USD	2,448	86
JPMorgan Chase Bank	08/04/26	PEN	5,990	USD	1,721	(34)
JPMorgan Chase Bank	08/10/26	USD	56	AUD	77	(2)
JPMorgan Chase Bank	08/10/26	USD	2,208	NOK	20,602	(127)
JPMorgan Chase Bank	08/10/26	AUD	7,839	USD	5,578	153
JPMorgan Chase Bank	08/10/26	PLN	17,790	USD	4,882	148
JPMorgan Chase Bank	08/17/26	EUR	9,954	USD	11,760	359
JPMorgan Chase Bank	08/17/26	ILS	14,729	USD	5,109	158
JPMorgan Chase Bank	08/24/26	USD	1,888	KRW	2,838,473	(52)
JPMorgan Chase Bank	08/24/26	NZD	6,399	USD	3,777	132
JPMorgan Chase Bank	08/31/26	SGD	3,210	USD	2,528	35
JPMorgan Chase Bank	08/31/26	CHF	4,052	USD	5,203	145
JPMorgan Chase Bank	08/31/26	EUR	9,780	USD	11,418	208
JPMorgan Chase Bank	08/31/26	THB	42,052	USD	1,292	19
JPMorgan Chase Bank	08/31/26	CZK	90,095	USD	4,314	65
JPMorgan Chase Bank	09/01/26	USD	1,673	GBP	1,242	(25)
JPMorgan Chase Bank	09/01/26	GBP	8,582	USD	11,536	147
JPMorgan Chase Bank	09/01/26	NZD	8,679	USD	5,093	148
JPMorgan Chase Bank	09/08/26	USD	720	CNY	4,850	(5)
JPMorgan Chase Bank	09/08/26	CNY	2,640	USD	391	1
JPMorgan Chase Bank	09/08/26	EUR	3,327	USD	3,879	65
JPMorgan Chase Bank	09/14/26	NZD	7,659	USD	4,507	141
JPMorgan Chase Bank	09/28/26	USD	1,624	SEK	15,461	(18)
JPMorgan Chase Bank	09/28/26	HUF	540,844	USD	1,759	26
Midland Walwyn Capital Inc.	07/10/26	AUD	25,000	USD	17,748	432
Midland Walwyn Capital Inc.	07/29/26	GBP	9,000	USD	11,916	(27)
Midland Walwyn Capital Inc.	07/29/26	JPY	4,000,000	USD	24,812	142
Midland Walwyn Capital Inc.	08/28/26	CNY	168,235	USD	24,851	59
Morgan Stanley	07/22/26	USD	319	MXN	5,611	2
Morgan Stanley	07/22/26	USD	481	COP	1,772,495	31
Morgan Stanley	07/22/26	USD	3,652	EUR	3,200	10
Morgan Stanley	07/22/26	ZAR	9,309	USD	570	3
Morgan Stanley	07/22/26	ZAR	2,685	USD	163	(1)
NatWest Markets, Inc.	07/22/26	EUR	2,575	USD	3,038	91
RBC	07/29/26	CAD	8,000	USD	5,654	7
RBC	07/29/26	EUR	54,500	USD	62,361	(16)
Santander	07/22/26	MXN	2,812	USD	161	1
Standard Chartered	07/22/26	CNY	96,131	USD	14,118	(29)
State Street	07/22/26	USD	381	MXN	6,642	(1)
TD Securities	07/22/26	USD	350	ZAR	5,853	7
UBS	07/22/26	USD	2,941	EUR	2,500	(80)
UBS	07/22/26	THB	16,104	USD	505	19
UBS	08/04/26	USD	1,101	BRL	5,639	(21)
Wells Fargo	07/22/26	CAD	300	USD	217	5
Wells Fargo	07/22/26	EUR	600	USD	707	20
Wells Fargo	07/22/26	MXN	7,031	USD	406	5

SEI Institutional International Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Wells Fargo	07/22/26	JPY	220,400	USD	1,407	$48
						$4,629

A list of open OTC swap agreements held by the Fund at June 30, 2026, are as follows:

Credit Default Swaps

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	$1,200	$(8)	$4	$(12)
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	687	(5)	2	(7)
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	687	(4)	4	(8)
							$(17)	$10	$(27)

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
HSBC	CHINA 2.52% 8/25/33	4.30%	Asset Returns	Annually	09/18/2026	CNY	25,353	$(100)	$–	$(100)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2026, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY S46 JUN-31	Sell	5.00%	Quarterly	06/20/2031	$(800)	$64	$34	$30
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	3,492	(77)	(54)	(23)
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	3,880	(86)	(60)	(26)
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	2,328	(51)	(36)	(15)
						$(150)	$(116)	$(34)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CETIP	12.7825%	Annually	01/02/2031	BRL	4,480	$(46)	$–	$(46)
CETIP	12.845%	Annually	01/02/2031	BRL	4,480	(43)	–	(43)
CETIP	14.478%	Annually	01/02/2031	BRL	6,139	24	–	24
CETIP	13.09%	Annually	01/02/2031	BRL	3,090	(24)	–	(24)
CETIP	13.15%	Annually	01/02/2031	BRL	2,609	(19)	–	(19)
CETIP	13.10%	Annually	01/02/2031	BRL	5,150	(40)	–	(40)
CETIP	13.005%	Annually	01/02/2031	BRL	16,000	(142)	–	(142)
CETIP	14.05%	Annually	01/02/2031	BRL	13,525	5	–	5
SARON	0.5928%	Annually	03/13/2036	CHF	190	2	–	2
China 7-Day Reverse Repo Rate	1.587%	Quarterly	03/12/2031	CNY	15,000	14	–	14
China 7-Day Reverse Repo Rate	1.585%	Quarterly	04/08/2031	CNY	18,300	17	–	17
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	249	–	249
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	214	–	214
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	9	–	9
3-Month CNY - CDC	2.7895%	Quarterly	12/24/2029	CNY	28,220	(8)	–	(8)
USA-CPI-U	2.623%	Annually	05/29/2031	USD	1,270	(4)	–	(4)
2.62375%	USA-CPI-U	Annually	04/28/2031	USD	12,185	54	–	54
USA-CPI-U	2.6375%	Annually	05/29/2031	USD	6,360	(24)	–	(24)

40	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

International Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.6695%	USA-CPI-U	Annually	04/28/2031	USD	2,487	$6	$–	$6
6-MONTH EURIBOR	2.746%	Semi-Annually	06/17/2028	EUR	8,547	4	–	4
6-MONTH EURIBOR	2.761%	Semi-Annually	06/17/2028	EUR	14,453	11	–	11
6-MONTH EURIBOR	2.724%	Semi-Annually	04/17/2028	EUR	1,981	1	–	1
6-MONTH EURIBOR	2.72%	Semi-Annually	04/24/2028	EUR	532	–	–	–
6-MONTH EURIBOR	2.727%	Semi-Annually	06/01/2028	EUR	19,600	9	–	9
6-MONTH EURIBOR	2.7615%	Semi-Annually	05/11/2028	EUR	3,162	3	–	3
6-MONTH EURIBOR	2.8225%	Semi-Annually	05/04/2028	EUR	1,786	4	–	4
3.2001%	6-MONTH EURIBOR	Annually	08/15/2056	EUR	1,000	(29)	–	(29)
6-MONTH EURIBOR	2.747%	Semi-Annually	04/29/2028	EUR	1,783	2	–	2
2.58%	EURIBOR	Annually	09/15/2075	EUR	25,800	(1,008)	(209)	(799)
1-DAY TONAR	2.864%	Annually	06/21/2036	JPY	1,800,000	30	(4)	34
EURIBOR	2.885%	Semi-Annually	09/20/2055	EUR	38,000	(132)	(669)	537
1-DAY TONAR	3.406%	Annually	06/17/2056	JPY	250,000	8	(2)	10
3.49%	1Y SOFR	Annually	06/05/2031	USD	7,500	135	–	135
SOFR	3.768%	Quarterly	11/27/2029	KRW	844,300	(18)	–	(18)
3-Month SEK - STIBOR	2.6023%	Quarterly	03/13/2031	SEK	2,300	1	–	1
3-Month SEK - STIBOR	2.7023%	Quarterly	12/12/2030	SEK	9,500	10	–	10
2.675%	USA-CPI-U	Annually	06/02/2031	USD	3,180	(19)	–	(19)
						$(744)	$(884)	$140

Percentages are based on Net Assets of $398,217 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $54,063 ($ Thousands), representing 13.6% of the Net Assets of the Fund.
(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.8%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	280	$324

Angola — 0.6%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	1,105
9.244%, 01/15/2031(A)		2,677	2,770
Angolan Government International Bond MTN
9.875%, 03/31/2037(A)		200	206
9.244%, 01/15/2031		1,089	1,128
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		709	701
			5,910
Argentina — 2.0%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	940,000	707
Argentine Republic Government International Bond
4.125%, 07/09/2035(B)		$6,628	5,295
4.125%, 07/09/2046(B)		4,596	3,511
4.000%, 07/09/2046(B)	EUR	224	186
3.875%, 07/09/2035(B)		2,900	2,546
3.000%, 07/09/2041(B)		1,226	1,025
0.750%, 07/09/2030(B)		$3,098	2,742
%, 12/15/2035(C)(D)	JPY	202,500	13
Pluspetrol
7.550%, 09/30/2037(A)		$815	794
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		2,405	1,985
Republic of Argentina
0.000% 12/15/2035 (C)(D)	EUR	5,332	744
			19,548
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV
6.600%, 01/22/2031		$350	350
Republic of Armenia International Bond
6.750%, 03/12/2035		560	587
			937
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		625	582

Bahamas — 0.7%
Bahamas Government International Bond
9.000%, 06/16/2029		2,240	2,402
8.950%, 10/15/2032		3,820	4,277
8.250%, 06/24/2036		400	448
			7,127
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
7.125%, 06/10/2036(A)		$620	$613
7.000%, 10/12/2028		2,059	2,071
6.750%, 09/20/2029		2,784	2,776
6.000%, 09/19/2044		4,940	4,102
Bahrain Government International Bond MTN
7.100%, 02/03/2038		500	486
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		1,974	1,918
			11,966
Barbados — 0.1%
Barbados Government International Bond
8.000%, 06/26/2035		1,360	1,457

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038		648	688

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		221	200

Bolivia — 0.1%
Bolivian Government International Bond
9.450%, 05/14/2031(A)		850	869
4.500%, 03/20/2028		535	512
			1,381
Brazil — 3.9%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		1,110	695
8.000%, 10/15/2034		3,900	2,346
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	1,047	808
6.000%, 08/15/2050		271	210
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		20,253	3,840
10.000%, 01/01/2029		33,977	6,052
10.000%, 01/01/2031		24,646	4,136
10.000%, 01/01/2033		23,785	3,812
10.000%, 01/01/2035		19,546	3,031
Brazilian Government International Bond
7.250%, 01/12/2056		$5,495	5,513
6.250%, 05/22/2036		4,862	4,813
4.750%, 01/14/2050		505	373
Rede D'Or Finance Sarl
6.550%, 04/28/2036(A)		1,235	1,197
Yinson Boronia Production BV
8.947%, 07/31/2042		407	448
			37,274

42	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	250	$297

Cameroon — 0.2%
Republic of Cameroon International Bond
5.950%, 07/07/2032		2,030	2,070

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	261

Cayman Islands — 0.0%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	81,827	493

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	900,000	1,026
5.000%, 03/01/2035		1,100,000	1,183
4.700%, 09/01/2030(A)		2,300,000	2,500
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$391	397
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		602	620
Chile Government International Bond
3.100%, 05/07/2041		500	382
2.550%, 07/27/2033		2,785	2,390
Empresa Nacional del Petroleo
5.950%, 07/30/2034		257	262
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		2,071	2,230
6.780%, 01/13/2055		2,347	2,527
			13,517
China — 0.6%
China Development Bank
2.520%, 05/25/2028	CNY	20,000	3,008
China Government Bond
2.150%, 08/25/2055		5,500	793
China Government International Bond
3.750%, 11/13/2030(A)		$1,842	1,828
3.625%, 11/13/2028		200	198
			5,827
Colombia — 4.6%
Colombia Government International Bond
7.750%, 11/07/2036		3,895	4,241
6.500%, 01/21/2033		2,501	2,540
5.625%, 02/26/2044		242	209
5.000%, 06/15/2045		4,548	3,629
Colombian TES
13.250%, 02/09/2033	COP	16,643,300	5,079
12.500%, 02/27/2030		2,200,000	641
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
11.750%, 01/24/2035	COP	13,382,600	$3,820
11.500%, 07/25/2046		1,665,700	468
7.750% 09/18/2030		790,100	197
7.250%, 10/18/2034		24,406,400	5,356
7.250%, 10/26/2050		15,714,500	2,906
7.000%, 03/26/2031		21,696,000	5,169
7.000%, 03/26/2031		1,211,900	289
7.000%, 06/30/2032		13,124,800	3,011
6.000% 04/28/2028		7,790,300	2,028
5.750%, 11/03/2027		7,932,400	2,116
Ecopetrol
5.875% 05/28/2045		$2,010	1,660
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	3,361,115	853
			44,212
Congo, Democratic Republic — 0.0%
DRC International Bond
9.500%, 04/16/2037(A)		$200	209

Costa Rica — 0.8%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,200	2,429
6.125%, 02/19/2031		2,386	2,459
6.001%, 01/16/2036	EUR	2,000	2,412
5.950%, 04/27/2033(A)		530	641
			7,941
Cote d'Ivoire — 0.4%
Ivory Coast Government International Bond
6.750%, 02/25/2041(A)		$2,152	2,085
6.750%, 02/25/2041		200	194
6.625%, 03/22/2048	EUR	1,350	1,490
			3,769
Czech Republic — 0.8%
Czech Republic Government Bond
4.500%, 11/11/2032	CZK	50,000	2,384
3.600%, 06/03/2036		21,000	914
1.750%, 06/23/2032		93,000	3,827
1.500%, 04/24/2040		19,000	598
			7,723
Czechia — 0.1%
Czech Republic Government Bond
3.000%, 03/03/2033		25,000	1,089

Dominican Republic — 1.4%
Dominican Republic Central Bank Notes
9.000%, 12/11/2026	DOP	28,080	470
Dominican Republic International Bond
10.750%, 06/01/2036		30,300	538
6.150%, 05/17/2038		$2,270	2,254
5.875%, 10/28/2035		410	405
5.875%, 01/30/2060		370	327
5.750%, 03/17/2034(A)		2,499	2,462

SEI Institutional International Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 03/17/2034		$4,332	$4,268
5.300%, 01/21/2041		3,300	2,965
			13,689
Ecuador — 1.3%
Ecuador Government International Bond
9.250%, 01/29/2039(A)		2,272	2,332
9.250%, 01/29/2039		2,963	3,042
8.750%, 01/29/2034(A)		500	504
6.900%, 07/31/2030		429	428
6.900%, 07/31/2035		3,949	3,624
5.000%, 07/31/2040(B)		2,715	2,272
0.000%, 07/31/2030(E)		441	379
			12,581
Egypt — 2.4%
Egypt Government Bond
25.318%, 08/13/2027	EGP	146,800	2,960
24.458%, 10/01/2027		13,300	264
Egypt Government International Bond
8.700%, 03/01/2049		$3,599	3,552
8.500%, 01/31/2047		6,354	6,222
Egypt Government International Bond MTN
8.625%, 02/04/2030		2,669	2,851
Egypt Treasury Bills
0.000%, 07/07/2026(E)(F)	EGP	34,325	697
0.000%, 07/14/2026(E)(F)		4,150	84
0.000%, 07/21/2026(E)(F)		53,300	1,073
0.000%, 07/28/2026(E)(F)		66,200	1,326
0.000%, 08/18/2026(E)(F)		3,575	71
0.000%, 09/01/2026(E)(F)		6,275	123
0.000%, 09/08/2026(E)(F)		26,975	526
0.000%, 09/15/2026(E)(F)		28,150	546
0.000%, 09/22/2026(E)(F)		17,150	331
0.000%, 09/29/2026(E)(F)		90,500	1,742
0.000%, 10/20/2026(E)(F)		9,800	186
0.000%, 10/27/2026(E)(F)		21,825	413
			22,967
El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$1,746	1,968
8.625%, 02/28/2029		1,600	1,685
7.125%, 01/20/2050		1,930	1,789
			5,442
Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		473	514

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		200	200
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon Government International Bond
7.000%, 11/24/2031		$2,147	$1,828
			2,028
Georgia — 0.4%
Bank of Georgia JSC
6.500%, 06/03/2031(A)		350	348
Georgia Treasury Bond
10.250%, 04/23/2030	GEL	1,200	482
9.000%, 03/08/2029		602	232
9.000%, 04/28/2032		2,539	976
8.750%, 12/23/2032		1,238	469
8.375%, 07/25/2031		2,665	1,001
8.250%, 08/28/2029		748	283
			3,791
Ghana — 0.5%
Ghana Government International Bond
5.000%, 07/03/2029(B)		$1,841	1,815
5.000%, 07/03/2029(A)(B)		83	82
5.000%, 07/03/2035(B)		2,798	2,596
0.000%, 07/03/2026(E)		66	65
0.000%, 01/03/2030(E)		242	217
			4,775
Guatemala — 0.6%
Guatemala Government Bond
6.600%, 06/13/2036		1,321	1,407
6.250%, 08/15/2036		1,120	1,169
6.125%, 06/01/2050		1,135	1,139
4.875%, 02/13/2028		710	707
Industrial Subordinated Trust 2 0
6.550%, H15T5Y + 2.864%, 04/15/2036 (A)(C)		972	987
Threelands Energy Sarl
7.450%, 10/20/2035		820	832
			6,241
Hungary — 2.6%
Hungary Government Bond
7.000%, 10/24/2035	HUF	670,000	2,452
6.750% 10/22/2028		900,000	2,996
6.250%, 09/23/2037		250,000	882
4.500%, 03/23/2028		345,000	1,098
3.250%, 10/22/2031		500,000	1,476
3.000%, 10/27/2038		73,070	190
3.000%, 04/25/2041		535,850	1,345
1.500%, 08/26/2026		790,000	2,523
Hungary Government International Bond
6.750%, 09/23/2055(A)		$2,562	2,787
6.125%, 05/22/2028		1,272	1,303
6.000%, 09/26/2035		1,843	1,920
5.500%, 03/26/2036		4,200	4,220
5.375%, 09/26/2030		1,454	1,476

44	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.125%, 09/21/2051		$1,099	$704
			25,372
India — 1.7%
Adani Green Energy UP
6.700%, 03/12/2042		1,781	1,742
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		606	514
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	626
2.250%, 01/13/2031		346	308
India Government Bond
7.360%, 09/12/2052	INR	190,000	2,011
7.300%, 06/19/2053		132,010	1,389
7.180%, 07/24/2037		252,200	2,727
6.480%, 10/06/2035		290,750	2,979
6.330%, 05/05/2035		181,390	1,843
6.280%, 07/14/2032		170,000	1,766
Muthoot Finance MTN
5.750%, 08/04/2030(A)		$778	761
			16,666
Indonesia — 5.7%
Indonesia Government International Bond
8.375% 09/15/2026	IDR	13,515,000	753
5.690%, 05/29/2036		$2,307	2,356
5.650%, 01/11/2053		1,791	1,754
4.850%, 01/11/2033		400	394
4.550%, 01/11/2028		490	491
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	1,845
8.750% 05/15/2031		12,327,000	734
8.375% 03/15/2034		15,107,000	902
8.375%, 04/15/2039		17,819,000	1,088
8.250%, 05/15/2029		33,278,000	1,905
8.250% 06/15/2032		11,041,000	648
8.250% 05/15/2036		25,814,000	1,544
7.500%, 08/15/2032		12,336,000	700
7.500%, 06/15/2035		4,700,000	266
7.500%, 05/15/2038		16,739,000	952
7.500%, 04/15/2040		24,411,000	1,381
7.125%, 06/15/2038		28,904,000	1,585
7.125%, 08/15/2040		23,545,000	1,302
7.125%, 06/15/2042		5,650,000	309
7.125%, 06/15/2043		49,047,000	2,687
7.125%, 08/15/2045		26,107,000	1,447
7.000% 05/15/2027		4,310,000	239
7.000%, 09/15/2030		32,147,000	1,779
7.000%, 02/15/2033		41,815,000	2,298
6.875%, 04/15/2029		27,011,000	1,496
6.750%, 07/15/2035		101,881,000	5,482
6.625%, 02/15/2034		24,834,000	1,330
6.500%, 07/15/2030		66,940,000	3,646
6.500%, 02/15/2031		57,565,000	3,124
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 04/15/2036	IDR	37,000,000	$1,974
6.375%, 08/15/2028		43,995,000	2,424
6.375%, 04/15/2032		4,395,000	235
LLPL Capital Pte
6.875%, 02/04/2039		$431	437
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		1,538	1,535
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		3,936	3,896
			54,938
Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		748	742
5.800%, 01/15/2028		110	109
			851
Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		1,375	1,404

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		1,400	1,785
Leviathan Bond
6.750%, 06/30/2030(A)		394	405
State of Israel
3.800%, 05/13/2060		490	332
			2,522
Jamaica — 0.2%
NCB Financial Group
11.000%, 07/31/2030		2,100	2,210

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029		851	889
7.500%, 01/13/2029(A)		821	858
7.375%, 10/10/2047		1,900	1,892
			3,639
Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC
16.950%, 05/08/2029(A)	KZT	771,500	1,615
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)		192,000	412
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		270,000	590
Kazakhstan Government Bond - MEUKAM
15.180%, 02/05/2032		157,500	323
14.450%, 06/05/2033		525,000	1,082
14.000%, 02/13/2035		1,090,000	2,195
11.050%, 01/28/2037		92,000	156
10.400%, 05/19/2027		235,000	470
5.000%, 04/18/2028		70,000	124

SEI Institutional International Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kazakhstan Government International Bond
5.500%, 07/01/2037		$500	$511
5.000%, 07/01/2032(A)		610	611
5.000%, 07/01/2032		591	592
4.412%, 10/28/2030		1,029	1,012
4.412%, 10/28/2030(A)		400	393
Kazakhstan Temir Zholy National JSC
5.250%, 04/29/2036(A)		1,540	1,494
QazaqGaz NC JSC
5.625%, 05/08/2036(A)		200	197
			11,777
Kenya — 0.7%
Kenya Government International Bond
7.000%, 05/22/2027		67	67
Republic of Kenya Government International Bond
9.750%, 02/16/2031		1,278	1,390
8.700%, 02/26/2039		1,100	1,089
8.250%, 02/28/2048		2,261	2,175
7.875%, 02/26/2034		1,090	1,084
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	50,950	459
13.938%, 10/27/2036		10,950	89
12.500%, 01/10/2033		71,350	555
12.257%, 01/05/2037		18,200	141
			7,049
Kuwait — 0.1%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		$1,088	1,062

Kyrgyzstan — 0.1%
Eldik Bank OAO
8.500%, 04/23/2031(A)		630	632

Kyrgyz Republic International Bond MTN
7.750%, 06/03/2030		380	385
			1,017
Laos — 0.2%
Laos Government International Bond
11.250%, 11/12/2030		1,440	1,532

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	606

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		6,511	1,720
8.200%, 05/17/2033(G)		2,311	607
Lebanon Government International Bond MTN
7.000%, 03/20/2028(G)		2,239	557
6.600%, 11/27/2026(G)		16	4
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.400%, 05/26/2023(G)		$2,649	$653
6.100%, 10/04/2022(G)		2,311	569
			4,110
Luxembourg — 0.3%
Delphos Securities SARL - Compartment Bernina MTN
7.625%, 04/08/2035	EUR	1,500	1,713
Delphos Securities SARL - Compartment Verdant Rock MTN
0.000%, 04/29/2056(C)(D)		$1,090	1,038
			2,751
Malaysia — 6.2%
Khazanah Capital MTN
4.876%, 06/01/2033		439	444
4.759%, 09/05/2034		400	399
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,253	1,256
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,167	298
4.893%, 06/08/2038		14,667	3,954
4.696%, 10/15/2042		3,303	884
4.642%, 11/07/2033		8,275	2,164
4.504%, 04/30/2029		8,500	2,153
4.498% 04/15/2030		15,635	3,990
4.457%, 03/31/2053		1,997	520
4.232%, 06/30/2031		2,564	653
4.065%, 06/15/2050		6,000	1,479
4.054%, 04/18/2039		3,837	960
3.900%, 11/30/2026		37,201	9,156
3.892% 03/15/2027		1,021	252
3.885%, 08/15/2029		19,000	4,741
3.828%, 07/05/2034		19,901	4,951
3.757%, 05/22/2040		5,000	1,214
3.733%, 06/15/2028		20,691	5,124
3.582%, 07/15/2032		12,586	3,095
3.519%, 04/20/2028		11,301	2,787
3.502% 05/31/2027		9,950	2,449
3.237%, 03/15/2029		1,891	463
2.632%, 04/15/2031		9,526	2,258
Malaysia Government Investment Issue
4.119%, 11/30/2034		1,248	317
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$750	533
Petronas Capital MTN
5.848%, 04/03/2055(A)		1,431	1,487
4.950%, 01/03/2031		1,716	1,737
			59,718
Mexico — 7.9%
Banco Mercantil del Norte
8.450%, H15T5Y + 4.009% (A)(C)(H)		1,572	1,574

46	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Nacional de Mexico
6.697%, H15T5Y + 2.682%, 08/07/2036 (A)(C)		$1,678	$1,653
Mexican Bonos
8.000%, 04/15/2032	MXN	140,000	7,753
8.000%, 11/07/2047		72,965	3,582
8.000%, 07/31/2053		65,873	3,197
8.000%, 04/29/2055		20,000	968
7.750% 11/23/2034		50,000	2,661
7.750% 11/13/2042		128,008	6,257
7.500% 06/03/2027		37,128	2,132
7.500%, 05/26/2033		8	–
5.500%, 03/04/2027		5,000	283
Mexican Bonos, Ser M20
8.500% 05/31/2029		5,480	318
7.750% 05/29/2031		10,362	576
Mexican Bonos, Ser M30
10.000% 11/20/2036		75,000	4,568
8.500% 11/18/2038		62,447	3,356
Mexico Cetes
0.000%, 10/01/2026(E)		1,230,000	6,926
0.000%, 11/12/2026(E)		612,279	3,421
Mexico Government International Bond
6.750%, 02/09/2056		$5,631	5,513
6.338%, 05/04/2053		555	519
6.250%, 08/27/2037		512	512
Mexico Government International Bond MTN
5.750%, 10/12/2110		240	196
5.625%, 03/19/2114	GBP	3,590	3,482
Petroleos Mexicanos
7.690%, 01/23/2050		$10,440	9,738
Petroleos Mexicanos MTN
6.750%, 09/21/2047		8,658	7,411
			76,596
Mongolia — 0.4%
Development Bank of Mongolia
6.900%, 07/02/2031(A)		260	258
Mongolia Government International Bond
6.625%, 02/25/2030		400	411
6.625%, 02/25/2030(A)		200	206
Tsetsens Mining And Energy
11.375%, 02/05/2031		2,410	2,530
			3,405
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	317

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		1,575	1,677
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.000%, 12/15/2050		$600	$432
			2,109
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		873	769

Netherlands — 0.0%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden MTN
11.000%, 03/27/2028	UZS	2,000,000	165

Nigeria — 2.3%
Nigeria Government Bond
16.250%, 04/18/2037	NGN	413,654	268
Nigeria Government International Bond
9.625%, 06/09/2031		$2,998	3,322
9.130%, 01/13/2046		500	554
8.631%, 01/13/2036(A)		1,435	1,555
8.631%, 01/13/2036		710	770
Nigeria Government International Bond MTN
8.250%, 09/28/2051		2,200	2,244
Nigeria OMO Bill
0.000%, 07/07/2026(E)(F)	NGN	1,970,000	1,424
0.000%, 07/14/2026(E)(F)		551,515	397
0.000%, 07/28/2026(E)(F)		2,865,554	2,047
0.000%, 08/04/2026(E)(F)		2,792,389	1,986
0.000%, 09/22/2026(E)(F)		1,709,501	1,185
0.000%, 09/29/2026(E)(F)		3,211,400	2,236
0.000%, 11/10/2026(E)(F)		600,000	404
0.000%, 01/12/2027(E)(F)		3,801,469	2,495
0.000%, 01/14/2027(E)(F)		1,029,554	670
0.000%, 01/19/2027(E)(F)		187,850	123
0.000%, 01/21/2027(E)(F)		1,573,544	1,019
			22,699
North Macedonia — 0.0%
North Macedonia Government International Bond
4.750%, 01/21/2034(A)	EUR	330	375

Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$1,520	1,563
5.662%, 07/03/2031(A)		728	749
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		785	788
5.250%, 10/09/2031		561	564
Oman Government International Bond
6.750%, 10/28/2027		259	265
6.750%, 01/17/2048		2,135	2,342
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		2,234	2,200

SEI Institutional International Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.525%, 04/17/2033		$799	$787
			9,258
Pakistan — 0.3%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		1,530	1,572
Pakistan Government International Bond MTN
8.875%, 04/08/2051		800	808
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		200	195
			2,575
Panama — 0.8%
Generadora de Gatun
6.874%, 09/30/2044(A)		300	310
Panama Government International Bond
8.125%, 04/28/2034		202	233
8.000%, 03/01/2038		1,853	2,175
5.662%, 02/23/2038		2,238	2,230
4.500%, 04/16/2050		450	360
2.252%, 09/29/2032		2,688	2,253
			7,561
Paraguay — 0.3%
Paraguay Government International Bond
8.500%, 04/04/2038(A)	PYG	2,980,000	469
5.850%, 08/21/2033		$1,766	1,823
Ueno Bank
6.700%, 03/06/2031(A)		632	614
			2,906
Peru — 2.6%
Peru Government Bond
7.600%, 08/12/2039(A)	PEN	9,602	3,014
7.300%, 08/12/2033(A)		1,749	575
6.850%, 08/12/2035(A)		8,407	2,588
5.400%, 08/12/2034		15,775	4,514
5.350%, 08/12/2040		5,708	1,457
Peru LNG Srl
5.375%, 03/22/2030		$867	843
Peruvian Government International Bond
6.900%, 08/12/2037	PEN	3,515	1,053
6.200%, 06/30/2055		$900	928
5.500%, 03/30/2036		3,763	3,800
3.230%, 07/28/2121		820	454
Petroleos del Peru
5.625%, 06/19/2047		7,820	5,590
			24,816
Philippines — 1.5%
Philippine Government Bond
6.375%, 07/27/2030	PHP	50,000	805
6.250%, 02/28/2029		125,000	2,026
6.000%, 08/20/2030		65,000	1,029
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Philippine Government International Bond
5.750%, 01/27/2051		$880	$879
5.325%, 06/24/2036		2,241	2,239
5.000%, 01/27/2036		469	460
4.200%, 03/29/2047		370	300
2.950%, 05/05/2045		700	476
2.650%, 12/10/2045		1,148	733
1.950%, 01/06/2032		3,984	3,451
ROP Sukuk Trust
5.045%, 06/06/2029		1,809	1,817
			14,215
Poland — 4.2%
Poland Government Bond
4.750%, 07/25/2029	PLN	10,100	2,724
Republic of Poland Government Bond
6.000%, 10/25/2033		4,902	1,384
5.000%, 10/25/2034		8,780	2,320
5.000%, 10/25/2035		14,092	3,691
2.750%, 04/25/2028		10,139	2,642
1.750%, 04/25/2032		33,871	7,647
1.250%, 10/25/2030		18,000	4,187
Republic of Poland Government International Bond
6.125%, 04/14/2056		$4,054	4,123
5.500%, 03/18/2054		1,100	1,041
5.375%, 02/12/2035		4,417	4,507
5.375%, 04/14/2036		1,510	1,523
5.125%, 09/18/2034		2,690	2,703
4.875%, 02/12/2030		1,785	1,805
			40,297
Romania — 2.7%
Romania Government Bond
8.250%, 09/29/2032	RON	2,470	581
8.000%, 04/29/2030		19,350	4,422
7.900%, 02/24/2038		4,000	938
7.650%, 07/27/2031		8,470	1,928
7.350%, 04/28/2031		4,165	936
6.850%, 07/29/2030		4,075	898
4.250%, 04/28/2036		2,150	388
4.150%, 10/24/2030		1,020	203
Romanian Government International Bond
7.500%, 02/10/2037		$2,356	2,546
6.500%, 10/07/2045	EUR	1,300	1,501
5.750%, 03/24/2035		$6,618	6,416
5.125%, 06/15/2048		824	671
4.000%, 02/14/2051		846	570
Romanian Government International Bond MTN
2.875%, 04/13/2042	EUR	5,305	4,094
2.750%, 04/14/2041		200	155
			26,247

48	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Russia — 0.2%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030		$–	$–
Serbia International Bond
5.500%, 05/06/2036(A)		1,360	1,332
Telecommunications co Telekom Srbija AD Belgrade
7.250%, 05/18/2031(A)		250	249
Vnesheconombank Via VEB Finance
6.800%, 06/30/2028(A)		150	8
6.800%, 06/30/2028		580	5
			1,594
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		260	249

Saudi Arabia — 1.8%
Acwa Power Management And Investments One
5.950%, 12/15/2039		337	337
Green Palm Bidco Sarl MTN
6.462%, 06/30/2046(A)		3,234	3,276
Saudi Government International Bond
5.875%, 01/12/2056(A)		3,437	3,343
Saudi Government International Bond MTN
5.875%, 01/12/2056		200	195
5.000%, 01/18/2053		1,979	1,707
4.750%, 01/16/2030		4,189	4,176
4.625%, 10/04/2047		2,900	2,445
4.500%, 10/26/2046		200	166
4.375%, 01/12/2031		506	497
3.750%, 01/21/2055		1,670	1,166
			17,308
Senegal — 0.2%
Senegal Government International Bond
7.750%, 06/10/2031		361	193
6.750%, 03/13/2048		1,140	591
6.250%, 05/23/2033		577	306
5.375%, 06/08/2037	EUR	420	252
4.750%, 03/13/2028		233	146
			1,488
Serbia — 0.3%
Serbia International Bond
6.000%, 06/12/2034		$2,712	2,779
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	200
			2,979
South Africa — 6.0%
Absa Bank MTN
0.000%, 07/16/2026(E)	EGP	97,153	1,955
0.000%, 07/16/2026(E)		90,700	1,821
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 09/10/2026(E)	EGP	47,000	$917
0.000%, 09/24/2026(E)		9,300	179
0.000%, 01/14/2027(E)		100,450	1,799
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,993
Republic of South Africa Government Bond
11.625%, 03/31/2053		15,000	1,170
9.000%, 01/31/2040		74,540	4,596
8.875% 02/28/2035		74,302	4,696
8.750% 01/31/2044		128,685	7,698
8.750% 02/28/2048		209,698	12,569
8.500% 01/31/2037		17,212	1,044
8.250% 03/31/2032		24,060	1,483
8.000% 01/31/2030		57,400	3,531
6.500% 02/28/2041		23,519	1,155
6.250% 03/31/2036		6,593	345
Republic of South Africa Government International Bond
6.125%, 12/11/2037		$1,177	1,158
6.125%, 12/11/2037(A)		4,142	4,073
5.750%, 09/30/2049		4,630	3,915
Sibanye-Stillwater UK Financing PLC
6.250%, 11/15/2031(A)		1,443	1,428
			57,525
Sri Lanka — 0.5%
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(B)		1,916	1,598
3.600%, 05/15/2036(A)(B)		38	38
3.600%, 02/15/2038(B)		2,278	2,300
3.600%, 02/15/2038(A)(B)		781	789
3.350%, 03/15/2033(B)		269	259
			4,984
Supranational — 0.2%
Asian Development Bank MTN
5.300%, 07/06/2029	PEN	1,470	427
European Bank for Reconstruction & Development
15.000%, 06/11/2028	KZT	122,800	255
International Bank for Reconstruction & Development
16.500%, 12/08/2027		190,000	403
16.050%, 10/02/2028		190,000	411
			1,496
Supra-National — 2.1%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	2,012
Asian Development Bank MTN
4.500%, 05/30/2028	PEN	3,000	865
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	376
7.000%, 03/01/2029		110,000	1,147
6.650%, 06/30/2033		302,200	3,035

SEI Institutional International Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
European Bank for Reconstruction & Development MTN
22.500%, 07/31/2026	NGN	425,000	$308
21.000%, 07/21/2026		350,000	254
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	224,000	2,327
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,137
6.750%, 07/13/2029		182,600	1,889
6.500%, 04/17/2030		180,000	1,845
2.250%, 01/19/2029	CNY	6,000	899
International Finance MTN
0.000%, 08/16/2028(E)	COP	16,480,000	3,711
			19,805
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	7,000	432
11.875%, 05/08/2027		9,000	555
			987
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$845	848

Thailand — 1.1%
Thailand Government Bond
3.450%, 06/17/2043	THB	110,000	3,554
3.390%, 06/17/2037		22,914	769
3.300%, 06/17/2038		69,684	2,309
2.800%, 06/17/2034		28,924	926
2.750%, 06/17/2052		1,861	53
2.410%, 03/17/2035		47,000	1,463
2.125%, 12/17/2026		5,000	151
2.000%, 06/17/2042		44,962	1,223
			10,448
Trinidad & Tobago — 0.3%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$1,988	2,076
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		610	621
Trinidad & Tobago Government International Bond
6.500%, 01/28/2036		440	453
			3,150
Tunisia — 0.3%
Tunisian Republic
3.280%, 08/09/2027	JPY	100,000	590
Tunisian Republic MTN
3.500%, 02/03/2033		400,000	1,992
			2,582
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkey — 2.4%
Hazine Mustesarligi Varlik Kiralama (A)
6.750%, 09/01/2030		$1,072	$1,085
6.700%, 07/02/2032		3,818	3,815
Turkiye Government Bond
31.080%, 11/08/2028	TRY	50,000	992
26.200%, 10/05/2033		112,770	2,072
Turkiye Government International Bond
9.875%, 01/15/2028		$1,190	1,263
6.875%, 01/14/2038		1,400	1,373
6.375%, 05/22/2031		1,237	1,236
6.300%, 03/14/2033		2,418	2,361
5.750%, 05/11/2047		6,985	5,653
4.875%, 04/16/2043		400	304
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		4,460	3,389
			23,543
Uganda — 0.2%
Republic of Uganda Government Bonds
15.550%, 07/06/2028	UGX	2,775,900	793
14.125%, 01/13/2028		2,994,700	835
			1,628
Ukraine — 1.2%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	506	524
NPC Ukrenergo
6.875%, 11/09/2026		731	711
Ukraine Government International Bond
4.500%, 02/01/2029(B)		$235	198
4.500%, 02/01/2034(B)		526	369
4.500%, 02/01/2035(B)		1,374	950
4.500%, 02/01/2036(B)		592	405
4.000%, 02/01/2032(A)(B)		1,431	1,182
4.000%, 02/01/2032(B)		3,522	2,912
0.000%, 02/01/2030(B)(D)		205	147
0.000%, 02/01/2034(B)(D)		2,511	1,415
0.000%, 02/01/2035(B)(D)		3,913	2,349
0.000%, 02/01/2035(A)(B)(D)		174	105
0.000%, 02/01/2036(B)(D)		540	323
			11,590
United Arab Emirates — 0.3%
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,104	1,385
Pearl Petroleum
13.000%, 05/15/2028(A)		1,100	1,180
			2,565
Uruguay — 1.1%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	7,600	210
8.000%, 10/29/2035		15,400	391
5.750%, 10/28/2034		$4,934	5,156

50	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.975%, 04/20/2055		$201	$182
Uruguay Monetary Regulation Bill
0.000%, 07/31/2026(E)(F)	UYU	36,419	902
0.000%, 09/04/2026(E)(F)		123,989	3,052
0.000%, 10/02/2026(E)(F)		26,405	647
0.000%, 12/18/2026(E)(F)		2,100	51
			10,591
Uzbekistan — 1.5%
Aloqabank JSC
7.700%, 05/18/2031(A)		$500	499
Jscb Agrobank
9.250%, 10/02/2029		300	325
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	369
Navoi Mining & Metallurgical
6.750%, 05/14/2030		$846	876
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)	UZS	5,740,000	486
15.500%, 02/25/2028(A)		36,240,000	3,215
12.250%, 04/13/2029(A)		9,000,000	764
6.947%, 05/25/2032		$400	429
6.900%, 02/28/2032		221	236
5.375%, 05/29/2027	EUR	780	903
3.900%, 10/19/2031		$919	854
TBC Bank Group PLC
22.000%, 06/05/2028		20,800,000	1,951
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	888
8.950%, 07/24/2029		$500	537
Uzbekneftegaz JSC
8.750%, 05/07/2030		1,000	1,078
4.750%, 11/16/2028		772	746
			14,156
Venezuela — 1.7%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,479	569
Petroleos de Venezuela
12.750%, 02/17/2022(G)		1,800	897
9.750%, 05/17/2035(G)		9,540	4,243
9.000%, 11/17/2021(G)		5,300	2,311
6.000%, 10/28/2022(G)		1,800	644
6.000%, 11/15/2026(G)		924	347
6.000%, 05/16/2027(G)		392	147
5.500%, 04/12/2037(G)		2,414	881
5.375%, 04/12/2027(G)		2,213	811
Venezuela Government International Bond
12.750%, 08/23/2022(G)		3,460	1,920
8.250%, 10/13/2024(G)		1,904	857
7.750%, 10/13/2027(G)		7,426	3,275
			16,902
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		$560	$553

Zambia — 0.1%
Zambia Government Bond
20.000%, 06/23/2040	ZMW	1,186	73
19.000%, 08/18/2035		2,372	143
17.190%, 01/26/2036		4,745	270
14.250%, 06/29/2028		700	39
Zambia Government International Bond
5.750%, 06/30/2033(B)		$450	443
			968

Total Global Bonds
(Cost $843,513) ($ Thousands)			886,303

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bill
3.648%, 07/16/2026 (F)		2,480	2,476
3.630%, 08/11/2026 (F)		3,900	3,884
U.S. Treasury Note
3.874%, USBMMY3M + 0.103%, 04/30/2028 (C)		4,500	4,500
3.870%, USBMMY3M + 0.099%, 01/31/2028 (C)		5,900	5,901
3.125%, 08/31/2029		3,500	3,392

Total U.S. Treasury Obligations
(Cost $20,100) ($ Thousands)			20,153

LOAN PARTICIPATIONS — 1.1%
Cote d'Ivoire — 0.5%
Republic of Cote d'Ivoire, First Lien
4.991%, 07/14/2026		1,972	2,254
4.912%, 03/09/2027		2,210	2,527
			4,781
Luxembourg — 0.2%
NewCo Holding EUR 31 Sarl
12.000%, 04/23/2030 (I)		2,500	2,464

Russia — 0.1%
SRBIJA
8.417%, 06/13/2029		857	975

Tanzania — 0.3%
United Republic of Tanzania, First Lien
9.123%, 04/28/2031		236	236

SEI Institutional International Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
8.827%, 01/15/2032	2,375	$2,375
		2,611
Uganda — 0.0%
Republic of Uganda, First Lien
7.075%, 09/16/2032	250	284

Total Loan Participations
(Cost $11,162) ($ Thousands)		11,115
Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,143) ($ Thousands)	$726

Total Investments in Securities — 95.1%
(Cost $875,918) ($ Thousands)	$918,297

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $766) ($ Thousands)	$(366)

A list of open exchange traded options contracts for the Fund at June 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	170,000	$57,460	$338.00	11/21/2026	$11
EUR PUT/HUF CALL	180,000	61,200	340.00	9/19/2026	6
EUR PUT/HUF CALL	180,000	61,200	340.00	10/17/2026	13
EUR PUT/HUF CALL	180,000	62,100	345.00	10/17/2026	32
EUR PUT/HUF CALL	170,000	56,780	334.00	2/20/2027	13
EUR PUT/USD CALL	280,000	314	1.12	12/19/2026	65
EUR PUT/ZAR CALL	7,000,000	128,800	18.40	12/19/2026	77
EUR PUT/ZAR CALL	350,000	6,300	18.00	10/17/2026	50
USD PUT/CLP CALL	7,100,000	6,091,800	858.00	9/19/2026	19
USD PUT/CNH CALL	175,000	1,111	6.35	1/16/2027	5
USD PUT/CNH CALL	175,000	1,111	6.35	4/17/2027	11
USD PUT/CNH CALL	140,000	885	6.32	5/22/2027	9
USD PUT/CNH CALL	140,000	896	6.40	2/20/2027	7
USD PUT/CNH CALL	175,000	1,120	6.40	1/16/2027	7
USD PUT/CNH CALL	140,000	910	6.50	11/21/2026	5
USD PUT/CNH CALL	175,000	1,137	6.50	10/17/2026	4
USD PUT/CZK CALL	170,000	3,281	19.30	10/17/2026	1
USD PUT/CZK CALL	170,000	3,315	19.50	8/22/2026	–
USD PUT/HUF CALL	350,000	99,750	285.00	12/19/2026	22
USD PUT/ILS CALL	6,900,000	18,975	2.75	9/19/2026	8
USD PUT/INR CALL	6,600,000	600,600	91.00	8/22/2026	1
USD PUT/JPY CALL	730,000	89,060	122.00	7/18/2026	–
USD PUT/ZAR CALL	7,100,000	114,310	16.10	8/22/2026	54
USD PUT/ZAR CALL	7,100,000	114,310	16.10	8/22/2026	32
USD PUT/ZAR CALL	3,300,000	58,021	17.58	12/19/2026	234
		7,634,746			686
Call Options
USD CALL/JPY PUT	7,000,000	1,151,150	164.45	8/22/2026	40

Total Purchased Options		$8,785,896			$726

52	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS — 0.0%
Put Options
EUR PUT/ZAR CALL	(10,500,000)	$(187,950)	$17.90	12/19/2026	$(47)
USD PUT/CLP CALL	(10,650,000)	(8,882,100)	834.00	09/19/2026	(10)
USD PUT/ILS CALL	(10,350,000)	(27,531)	2.66	09/19/2026	(3)
USD PUT/INR CALL	(9,900,000)	(881,100)	89.00	08/22/2026	–
USD PUT/ZAR CALL	(7,100,000)	(111,115)	15.65	08/22/2026	(4)
USD PUT/ZAR CALL	(10,650,000)	(166,673)	15.65	08/22/2026	(19)
		(10,256,469)			(83)
Call Options
EUR CALL/BRL PUT	(5,200,000)	(32,344)	6.22	09/19/2026	(49)
EUR CALL/HUF PUT	(2,700,000)	(999,000)	370.00	09/19/2026	(15)
EUR CALL/HUF PUT	(7,200,000)	(2,772,000)	385.00	01/16/2027	(61)
USD CALL/CLP PUT	(1,700,000)	(1,581,000)	930.00	10/17/2026	(41)
USD CALL/COP PUT	(6,650,000)	(27,265,000)	4,100.00	08/22/2026	(3)
USD CALL/HUF PUT	(3,500,000)	(1,120,000)	320.00	12/19/2026	(68)
USD CALL/INR PUT	(3,300,000)	(310,200)	94.00	08/22/2026	(46)
		(34,079,544)			(283)

Total Written Options		$(44,336,013)			$(366)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-SCHATZ	(4)	Sep-2026	$(492)	$(485)	$(1)
U.S. 2-Year Treasury Note	(3)	Sep-2026	(619)	(618)	1
U.S. 5-Year Treasury Note	(62)	Sep-2026	(6,638)	(6,637)	1
U.S. 10-Year Treasury Note	(9)	Sep-2026	(987)	(989)	(2)
Ultra 10-Year U.S. Treasury Notes	(2)	Sep-2026	(224)	(225)	(1)
			$(8,960)	$(8,954)	$(2)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/02/26	USD	1,207	BRL	6,096	$(29)
Bank of America	07/10/26	USD	450	BRL	2,276	(11)
Bank of America	08/13/26	USD	728	ZAR	12,030	3
Bank of America	08/13/26	USD	100	ZAR	1,626	(1)
Bank of America	08/24/26	CZK	11,205	USD	544	16
Bank of America	08/25/26	INR	151,916	USD	1,650	53
Bank of America	09/01/26	USD	403	ZAR	6,603	(2)
Bank of America	09/16/26	USD	69	PHP	4,215	—
Bank of America	09/16/26	USD	504	HUF	152,601	(15)
Bank of America	09/16/26	USD	770	COP	2,691,724	(2)
Bank of America	09/16/26	USD	784	INR	75,600	9
Bank of America	09/16/26	USD	870	CLP	775,001	(28)
Bank of America	09/16/26	ZAR	1,339	USD	82	1

SEI Institutional International Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/16/26	USD	1,704	KRW	2,581,183	$(32)
Bank of America	09/16/26	USD	838	RON	3,866	2
Bank of America	09/16/26	USD	953	RON	4,341	(9)
Bank of America	09/16/26	ILS	2,573	USD	880	15
Bank of America	09/16/26	EUR	3,267	USD	3,811	64
Bank of America	09/16/26	PLN	4,910	USD	1,338	31
Bank of America	09/16/26	USD	5,500	PLN	20,190	(128)
Bank of America	09/16/26	PEN	6,059	USD	1,767	(5)
Bank of America	09/16/26	USD	11,021	CNY	74,100	(82)
Bank of America	09/16/26	CZK	13,789	USD	663	13
Bank of America	09/16/26	RON	15,791	USD	3,480	46
Bank of America	09/16/26	CNY	19,586	USD	2,906	15
Bank of America	09/16/26	KRW	1,298,988	USD	848	7
Bank of America	09/16/26	CLP	3,483,359	USD	3,923	140
Bank of America	09/16/26	COP	25,812,189	USD	7,053	(307)
Bank of America	09/16/26	IDR	42,051,846	USD	2,344	13
Bank of America	09/16/26	IDR	3,491,586	USD	191	(3)
Bank of America	09/17/26	MXN	2,069	USD	118	–
Bank of America	09/17/26	MXN	13,253	USD	750	(4)
Bank of America	10/22/26	CZK	28,548	USD	1,372	24
Bank of America	12/03/26	HUF	646,800	USD	2,100	29
Bank of America	12/17/26	USD	654	EUR	560	(9)
Bank of America	12/17/26	ZAR	10,720	USD	654	9
Barclays PLC	07/02/26	USD	180	PLN	650	(7)
Barclays PLC	07/14/26	JPY	282,000	USD	1,795	58
Barclays PLC	08/04/26	BRL	7,600	USD	1,459	3
Barclays PLC	09/16/26	PEN	1,500	USD	439	–
Barclays PLC	12/03/26	USD	437	ZAR	7,300	3
Barclays PLC	12/03/26	ZAR	4,500	USD	272	1
Barclays PLC	12/03/26	ZAR	2,100	USD	124	(2)
BNP Paribas	09/16/26	USD	7,937	INR	767,267	113
BNP Paribas	09/16/26	ZAR	30,659	USD	1,865	6
BNP Paribas	12/03/26	USD	248	ZAR	4,150	2
BNP Paribas	12/03/26	ZAR	2,740	USD	163	(2)
Deutsche Bank	07/01/26	USD	1,090	JPY	164,479	(78)
Deutsche Bank	07/01/26	JPY	121,519	USD	876	128
Deutsche Bank	07/02/26	USD	222	BRL	1,150	1
Deutsche Bank	07/02/26	USD	6,530	BRL	33,314	(93)
Deutsche Bank	07/02/26	BRL	50,000	USD	9,615	(45)
Deutsche Bank	07/03/26	USD	475	KZT	234,000	14
Deutsche Bank	07/07/26	NGN	2,445,000	USD	1,752	(15)
Deutsche Bank	07/09/26	USD	805	JPY	130,066	(4)
Deutsche Bank	07/09/26	JPY	420,952	USD	2,670	78
Deutsche Bank	07/10/26	USD	240	BRL	1,214	(6)
Deutsche Bank	07/14/26	EUR	300	USD	352	9
Deutsche Bank	08/03/26	KZT	454,137	USD	940	(1)
Deutsche Bank	08/04/26	USD	9,542	BRL	50,000	35
Deutsche Bank	08/13/26	USD	272	ZAR	4,563	5
Deutsche Bank	08/13/26	USD	370	ZAR	5,960	(8)
Deutsche Bank	09/16/26	USD	48	ILS	142	–

54	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	09/16/26	USD	77	CZK	1,628	$–
Deutsche Bank	09/16/26	USD	153	THB	4,935	(3)
Deutsche Bank	09/16/26	USD	350	CLP	310,900	(12)
Deutsche Bank	09/16/26	CNY	442	USD	66	–
Deutsche Bank	09/16/26	USD	457	COP	1,597,012	(1)
Deutsche Bank	09/16/26	USD	532	IDR	9,733,505	8
Deutsche Bank	09/16/26	USD	612	RON	2,803	(3)
Deutsche Bank	09/16/26	USD	1,751	INR	166,649	(3)
Deutsche Bank	09/16/26	PLN	24,017	USD	6,604	214
Deutsche Bank	09/16/26	KRW	1,282,195	USD	846	16
Deutsche Bank	09/17/26	USD	1,450	MXN	25,589	5
Deutsche Bank	09/17/26	MXN	13,585	USD	778	6
Deutsche Bank	09/17/26	MXN	6,787	USD	385	(1)
Deutsche Bank	10/22/26	USD	437	CZK	9,090	(8)
Deutsche Bank	11/20/26	USD	582	UZS	7,547,205	46
Deutsche Bank	01/12/27	EGP	47,600	USD	883	(14)
Deutsche Bank	05/12/27	USD	694	UZS	9,331,000	83
Deutsche Bank	07/16/27	USD	684	UZS	8,986,987	64
Deutsche Bank	07/20/27	USD	318	UZS	4,167,205	29
Deutsche Bank	12/13/27	USD	572	UZS	7,913,928	87
Goldman Sachs	07/02/26	USD	210	PLN	765	(7)
Goldman Sachs	07/10/26	BRL	1,137	USD	218	(1)
Goldman Sachs	08/04/26	USD	184	RON	845	–
Goldman Sachs	09/16/26	USD	50	PEN	170	–
Goldman Sachs	09/16/26	USD	51	ZAR	834	(1)
Goldman Sachs	09/16/26	USD	211	THB	6,896	(2)
Goldman Sachs	09/16/26	USD	415	ILS	1,186	(16)
Goldman Sachs	09/16/26	USD	634	IDR	11,572,162	8
Goldman Sachs	09/16/26	USD	540	IDR	9,690,000	(2)
Goldman Sachs	09/16/26	USD	1,737	INR	165,571	–
Goldman Sachs	09/16/26	USD	2,737	COP	9,629,000	9
Goldman Sachs	09/16/26	INR	117,795	USD	1,226	(9)
Goldman Sachs	09/17/26	USD	246	MXN	4,303	(1)
Goldman Sachs	12/03/26	ZAR	2,700	USD	157	(6)
HSBC	07/02/26	USD	35	CZK	720	(1)
HSBC	07/02/26	USD	1,502	BRL	7,662	(22)
HSBC	07/10/26	USD	115	TRY	5,400	–
HSBC	09/16/26	EUR	417	USD	484	6
HSBC	09/16/26	USD	866	COP	3,108,700	20
HSBC	09/16/26	USD	932	TRY	46,823	12
HSBC	09/16/26	USD	1,781	CLP	1,594,640	(50)
HSBC	09/16/26	THB	2,941	USD	90	–
HSBC	09/16/26	THB	6,843	USD	205	(3)
HSBC	09/16/26	ZAR	12,722	USD	775	3
HSBC	09/17/26	USD	201	MYR	813	(1)
HSBC	09/17/26	MXN	36,946	USD	2,121	21
HSBC	12/03/26	USD	439	ZAR	7,450	10
HSBC	12/03/26	USD	209	ZAR	3,450	(1)
HSBC	12/03/26	ZAR	8,650	USD	526	5
HSBC	12/03/26	ZAR	6,700	USD	403	(1)

SEI Institutional International Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	12/07/26	USD	1,370	EUR	1,173	$(20)
HSBC	12/17/26	USD	32	ZAR	537	–
ICBC Financial Services	07/14/26	EGP	54,000	USD	1,068	(24)
ICBC Financial Services	07/17/26	USD	322	KZT	157,000	5
ICBC Financial Services	08/25/26	EGP	45,805	USD	897	(13)
ICBC Financial Services	11/13/26	USD	1,573	KZT	930,000	297
ICBC Financial Services	01/28/27	KES	23,700	USD	169	(10)
JPMorgan Chase Bank	07/01/26	USD	870	JPY	121,519	(122)
JPMorgan Chase Bank	07/02/26	USD	87	PLN	320	(2)
JPMorgan Chase Bank	07/02/26	USD	20,050	BRL	101,751	(391)
JPMorgan Chase Bank	07/02/26	BRL	76,430	USD	14,717	(50)
JPMorgan Chase Bank	07/06/26	USD	3,389	THB	110,739	(55)
JPMorgan Chase Bank	07/06/26	THB	1,249	USD	38	1
JPMorgan Chase Bank	07/06/26	THB	109,490	USD	3,274	(23)
JPMorgan Chase Bank	07/07/26	UZS	4,588,247	USD	374	(8)
JPMorgan Chase Bank	07/08/26	USD	309	BRL	1,560	(8)
JPMorgan Chase Bank	07/08/26	USD	321	IDR	5,731,931	(1)
JPMorgan Chase Bank	07/08/26	BRL	1,560	USD	301	–
JPMorgan Chase Bank	07/08/26	IDR	5,731,931	USD	320	–
JPMorgan Chase Bank	07/10/26	USD	309	IDR	5,555,968	1
JPMorgan Chase Bank	07/10/26	BRL	2,353	USD	452	(1)
JPMorgan Chase Bank	07/10/26	IDR	2,582,695	USD	143	(1)
JPMorgan Chase Bank	07/13/26	USD	816	HUF	273,481	62
JPMorgan Chase Bank	07/13/26	USD	52	HUF	16,000	–
JPMorgan Chase Bank	07/13/26	PEN	220	USD	65	–
JPMorgan Chase Bank	07/13/26	PEN	14,229	USD	4,155	(17)
JPMorgan Chase Bank	07/13/26	HUF	654,210	USD	2,121	20
JPMorgan Chase Bank	07/13/26	HUF	12,639	USD	38	(3)
JPMorgan Chase Bank	07/13/26	COP	13,945,119	USD	3,873	(162)
JPMorgan Chase Bank	07/14/26	EUR	100	USD	118	3
JPMorgan Chase Bank	07/15/26	USD	271	GBP	200	(6)
JPMorgan Chase Bank	07/15/26	GBP	3,650	USD	4,907	63
JPMorgan Chase Bank	07/16/26	USD	233	COP	841,959	10
JPMorgan Chase Bank	07/16/26	USD	1,233	KRW	1,818,000	(59)
JPMorgan Chase Bank	07/16/26	EGP	81,635	USD	1,477	(172)
JPMorgan Chase Bank	07/16/26	COP	478,729	USD	135	(4)
JPMorgan Chase Bank	07/22/26	USD	3,466	INR	332,676	42
JPMorgan Chase Bank	07/31/26	USD	460	KZT	224,000	5
JPMorgan Chase Bank	07/31/26	USD	1,960	INR	183,200	(30)
JPMorgan Chase Bank	08/03/26	PHP	1,308	USD	21	–
JPMorgan Chase Bank	08/03/26	USD	3,491	PHP	212,105	(40)
JPMorgan Chase Bank	08/04/26	USD	233	HUF	72,750	–
JPMorgan Chase Bank	08/04/26	THB	2,395	USD	74	1
JPMorgan Chase Bank	08/04/26	USD	3,434	THB	110,739	(90)
JPMorgan Chase Bank	08/04/26	USD	15,053	BRL	78,783	36
JPMorgan Chase Bank	08/07/26	IDR	5,731,931	USD	320	2
JPMorgan Chase Bank	08/10/26	USD	171	MXN	3,000	–
JPMorgan Chase Bank	08/10/26	USD	611	ARS	1,007,000	52
JPMorgan Chase Bank	08/10/26	USD	873	PLN	3,174	(29)
JPMorgan Chase Bank	08/10/26	USD	4,522	KRW	6,689,462	(196)

56	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/10/26	PLN	15,760	USD	4,324	$130
JPMorgan Chase Bank	08/10/26	MXN	4,513	USD	258	1
JPMorgan Chase Bank	08/10/26	MXN	150,227	USD	8,484	(86)
JPMorgan Chase Bank	08/11/26	USD	203	ZAR	3,400	4
JPMorgan Chase Bank	08/11/26	USD	112	ZAR	1,834	(1)
JPMorgan Chase Bank	08/11/26	ZAR	129,298	USD	7,630	(234)
JPMorgan Chase Bank	08/13/26	ZAR	29,070	USD	1,694	(73)
JPMorgan Chase Bank	08/24/26	USD	1,970	ARS	3,089,012	49
JPMorgan Chase Bank	09/01/26	USD	398	PHP	24,651	3
JPMorgan Chase Bank	09/02/26	USD	762	BRL	4,000	(2)
JPMorgan Chase Bank	09/08/26	USD	268	BRL	1,386	(5)
JPMorgan Chase Bank	09/08/26	CNY	438	USD	65	–
JPMorgan Chase Bank	09/08/26	USD	5,132	HUF	1,575,570	(82)
JPMorgan Chase Bank	09/08/26	USD	12,173	CNY	81,984	(81)
JPMorgan Chase Bank	09/08/26	BRL	16,377	USD	3,162	50
JPMorgan Chase Bank	09/08/26	ZAR	844	USD	51	–
JPMorgan Chase Bank	09/08/26	ZAR	37,408	USD	2,265	(5)
JPMorgan Chase Bank	09/09/26	USD	123	BDT	15,549	3
JPMorgan Chase Bank	09/16/26	USD	270	TRY	13,820	8
JPMorgan Chase Bank	09/16/26	USD	1,488	COP	5,390,626	49
JPMorgan Chase Bank	09/16/26	THB	2,759	USD	84	1
JPMorgan Chase Bank	09/16/26	USD	4,554	THB	148,460	(55)
JPMorgan Chase Bank	09/16/26	EUR	5,034	USD	5,881	108
JPMorgan Chase Bank	09/16/26	COP	1,047,940	USD	298	(1)
JPMorgan Chase Bank	09/21/26	USD	81	BDT	10,251	2
JPMorgan Chase Bank	10/05/26	USD	3,286	THB	109,490	38
JPMorgan Chase Bank	10/06/26	USD	294	BRL	1,560	–
JPMorgan Chase Bank	10/13/26	USD	395	BDT	49,900	10
JPMorgan Chase Bank	10/20/26	USD	1,028	EGP	54,051	25
JPMorgan Chase Bank	10/22/26	USD	195	BDT	24,600	4
JPMorgan Chase Bank	11/19/26	USD	403	ARS	671,234	15
JPMorgan Chase Bank	12/03/26	USD	105	ZAR	1,800	3
JPMorgan Chase Bank	12/03/26	ZAR	3,890	USD	238	4
JPMorgan Chase Bank	12/15/26	USD	127	AZN	228	7
JPMorgan Chase Bank	12/23/26	USD	1,610	ARS	2,762,463	71
JPMorgan Chase Bank	01/29/27	KES	24,640	USD	175	(11)
JPMorgan Chase Bank	02/10/27	USD	522	ARS	948,795	38
JPMorgan Chase Bank	02/22/27	USD	3,773	ARS	6,245,000	(114)
JPMorgan Chase Bank	02/26/27	USD	296	ARS	490,000	(10)
JPMorgan Chase Bank	03/12/27	USD	2,532	ARS	4,259,463	(65)
JPMorgan Chase Bank	03/16/27	USD	582	ARS	978,189	(16)
JPMorgan Chase Bank	03/17/27	USD	996	ARS	1,667,867	(33)
JPMorgan Chase Bank	03/31/27	USD	255	ARS	443,200	(2)
JPMorgan Chase Bank	08/25/27	USD	825	AMD	324,100	36
JPMorgan Chase Bank	11/14/28	USD	447	AMD	187,640	40
Montgomery/Bank of America	08/26/26	USD	945	JPY	152,686	(1)
Morgan Stanley	07/03/26	USD	1,035	COP	3,696,414	37
Morgan Stanley	07/14/26	EUR	17,140	USD	20,136	529
Morgan Stanley	07/14/26	EUR	200	USD	228	(1)
Morgan Stanley	07/15/26	USD	688	GBP	510	(11)

SEI Institutional International Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	08/10/26	COP	2,869,000	USD	755	$(70)
Morgan Stanley	08/13/26	USD	279	ZAR	4,605	1
Morgan Stanley	09/16/26	USD	36	CZK	756	–
Morgan Stanley	09/16/26	USD	141	IDR	2,543,140	–
Morgan Stanley	09/16/26	USD	490	COP	1,795,711	22
Morgan Stanley	09/16/26	USD	690	EGP	37,370	47
Morgan Stanley	09/16/26	USD	2,314	ZAR	38,323	10
Morgan Stanley	09/16/26	CAD	2,385	USD	1,731	43
Morgan Stanley	09/16/26	JPY	96,915	USD	609	9
Morgan Stanley	09/16/26	ZAR	73,970	USD	4,522	36
Morgan Stanley	09/16/26	ZAR	46,789	USD	2,825	(12)
Morgan Stanley	09/16/26	HUF	712,724	USD	2,317	33
Morgan Stanley	09/17/26	USD	348	MXN	6,100	(2)
Morgan Stanley	09/25/26	USD	496	PEN	1,700	2
Morgan Stanley	09/30/26	USD	730	ZAR	12,100	3
Morgan Stanley	10/19/26	USD	1,787	EUR	1,540	(18)
Morgan Stanley	10/19/26	ZAR	29,359	USD	1,787	11
Morgan Stanley	11/12/26	MXN	61,279	USD	3,512	43
Morgan Stanley	11/13/26	USD	853	KZT	503,900	160
Morgan Stanley	12/03/26	USD	366	ZAR	6,200	7
Morgan Stanley	12/03/26	ZAR	32,610	USD	1,858	(107)
RBC	09/16/26	USD	93	COP	326,000	–
SCB Securities	07/02/26	EUR	438	PLN	1,855	(8)
SCB Securities	07/02/26	USD	509	RON	2,293	(8)
SCB Securities	07/02/26	CZK	1,550	EUR	64	–
SCB Securities	07/02/26	USD	5,741	BRL	29,090	(121)
SCB Securities	07/02/26	EUR	5,955	HUF	2,114,550	(16)
SCB Securities	07/02/26	USD	8,610	CZK	179,165	(169)
SCB Securities	07/02/26	USD	14,140	PLN	51,216	(515)
SCB Securities	07/02/26	HUF	824,703	USD	2,714	65
SCB Securities	07/03/26	USD	1,658	COP	5,932,586	62
SCB Securities	07/10/26	USD	1,519	TRY	71,972	11
SCB Securities	08/04/26	EUR	431	PLN	1,855	–
SCB Securities	08/04/26	USD	500	RON	2,293	–
SCB Securities	08/04/26	EUR	3,614	HUF	1,289,847	1
SCB Securities	08/04/26	USD	8,404	CZK	178,335	4
SCB Securities	08/04/26	USD	14,086	PLN	52,951	3
SCB Securities	08/10/26	USD	119	BDT	15,180	5
SCB Securities	08/25/26	EGP	27,032	USD	531	(7)
SCB Securities	09/15/26	USD	1,084	EGP	58,549	71
SCB Securities	09/16/26	EUR	443	RSD	52,280	2
SCB Securities	09/16/26	EUR	4,968	USD	5,788	89
SCB Securities	09/16/26	USD	5,528	EUR	4,745	(85)
SCB Securities	09/16/26	PEN	10,903	USD	3,203	13
SCB Securities	09/16/26	IDR	4,400,000	USD	245	2
SCB Securities	09/18/26	USD	451	UGX	1,675,000	2
SCB Securities	12/03/26	USD	402	ZAR	6,600	(4)
SCB Securities	12/03/26	ZAR	2,700	USD	166	4
SCB Securities	12/03/26	ZAR	1,500	USD	87	(3)
SCB Securities	01/12/27	EGP	23,800	USD	442	(7)

58	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	01/28/27	USD	364	KES	49,280	$7
SCB Securities	01/28/27	KES	25,580	USD	182	(11)
SCB Securities	01/29/27	USD	182	KES	24,640	4
Societe Generale	07/03/26	USD	349	KZT	173,000	13
Societe Generale	07/03/26	KZT	861,137	USD	1,770	(31)
Societe Generale	07/14/26	EGP	44,100	USD	873	(19)
Societe Generale	11/12/26	USD	998	KZT	588,468	186
Societe Generale	01/12/27	EGP	34,600	USD	644	(9)
Standard Bank	07/09/26	USD	1,018	JPY	164,479	(5)
Standard Bank	09/01/26	USD	96	ZAR	1,569	(1)
Standard Bank	09/01/26	ZAR	15,749	USD	959	2
Standard Bank	09/16/26	RON	494	USD	106	(1)
Standard Bank	09/16/26	CNY	805	USD	119	–
Standard Bank	09/16/26	USD	831	ZAR	13,619	(5)
Standard Bank	09/16/26	USD	874	THB	28,309	(16)
Standard Bank	09/16/26	USD	1,223	IDR	21,967,830	(5)
Standard Bank	09/16/26	USD	1,608	JPY	254,822	(30)
Standard Bank	09/16/26	USD	1,788	PEN	6,132	6
Standard Bank	09/16/26	USD	2,088	TRY	105,618	41
Standard Bank	09/16/26	USD	2,187	RON	9,962	(20)
Standard Bank	09/16/26	PEN	3,270	USD	948	(9)
Standard Bank	09/16/26	THB	5,473	USD	168	2
Standard Bank	09/16/26	HUF	118,952	USD	382	1
Standard Bank	09/16/26	TRY	133,619	USD	2,609	(84)
Standard Bank	09/16/26	PHP	352,679	USD	5,667	(64)
Standard Bank	09/17/26	USD	60	MYR	248	1
Standard Bank	09/17/26	USD	886	MYR	3,536	(18)
Standard Bank	09/17/26	USD	2,520	MXN	44,341	1
Standard Bank	09/17/26	USD	2,750	MXN	48,316	(2)
Standard Bank	09/17/26	MYR	4,032	USD	996	7
Standard Bank	09/17/26	MYR	2,652	USD	642	(8)
Standard Bank	09/17/26	MXN	50,542	USD	2,876	2
Standard Bank	10/22/26	CZK	1,088	USD	52	–
State Street	07/14/26	EUR	200	USD	237	8
State Street	07/14/26	USD	234	EUR	200	(6)
State Street	07/15/26	USD	269	GBP	200	(4)
TD Securities	08/04/26	USD	11,214	BRL	58,427	(23)
UBS	07/02/26	USD	1,935	BRL	9,795	(43)
UBS	08/04/26	USD	598	PLN	2,250	1
UBS	09/16/26	USD	64	TRY	3,224	1
UBS	09/16/26	USD	132	ZAR	2,199	2
UBS	09/16/26	USD	2,023	THB	65,930	(24)
UBS	09/16/26	ZAR	2,600	USD	160	2
UBS	09/16/26	INR	49,750	USD	522	–
UBS	09/17/26	USD	81	MXN	1,400	(1)
UBS	09/17/26	MXN	87,896	USD	5,044	47
Wells Fargo	08/04/26	USD	148	CZK	3,150	–
Wells Fargo	09/16/26	USD	145	THB	4,800	1
Wells Fargo	09/17/26	MXN	3,200	USD	182	–
Wells Fargo	09/17/26	USD	9,271	MXN	160,854	(125)

SEI Institutional International Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Wells Fargo	12/03/26	USD	109	ZAR	1,800	$(1)
Wells Fargo	12/03/26	ZAR	3,300	USD	200	1
Wells Fargo	12/03/26	ZAR	12,250	USD	737	(1)
						$(681)

A list of open OTC swap agreements held by the Fund at June 30, 2026, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(13)	$(3)	$(10)
Morgan Stanley	EGYPT	Buy	1.00%	Quarterly	12/20/2028	500	14	93	(79)
Goldman Sachs	ISRAEL	Buy	1.00%	Quarterly	06/20/2028	1,400	(20)	(13)	(7)
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(18)	13	(31)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(5)	4	(9)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	(60)	27	(87)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(14)	(5)	(9)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	5,000	(13)	4	(17)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	06/20/2031	900	9	16	(7)
							$(120)	$136	$(256)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	41.3%	BISTTREF	Quarterly	11/22/2026	TRY	221,100	$(39)	$–	$(39)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	Asset Returns	1-DAY SOFR + 15BPS	Annually	07/15/2026	USD	7,300	$(54)	$–	$(54)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	148	22	–	22
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	125	20	–	20
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	37	5	–	5
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	90	13	–	13
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	149	26	–	26
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	08/17/2026	ZMW	238	23	–	23
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	08/24/2026	ZMW	270	20	–	20
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	09/02/2026	ZMW	81	–	–	—
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	09/29/2026	ZMW	56	6	–	6
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	09/30/2026	ZMW	133	8	–	8
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	10/29/2026	ZMW	126	(3)	–	(3)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	10/30/2026	ZMW	139	12	–	12
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	Asset Returns	Quarterly	11/17/2026	ZMW	480	39	–	39
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	Asset Returns	Quarterly	11/26/2026	ZMW	388	28	–	28
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	11/29/2026	ZMW	240	16	–	16
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	11/30/2026	ZMW	184	12	–	12
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	Asset Returns	Quarterly	12/05/2026	ZMW	169	(1)	–	(1)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	12/23/2026	ZMW	74	(3)	–	(3)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	12/24/2026	ZMW	155	(9)	–	(9)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	12/24/2026	ZMW	90	(3)	–	(3)

60	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	12/27/2026	ZMW	511	$12	$–	$12
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	12/30/2026	ZMW	639	12	–	12
								$201	$–	$201

A list of open centrally cleared swap agreements held by the Fund at June 30, 2026, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-EMS45V1-5Y	Buy	1.00%	Quarterly	06/20/2031	$8,400	$148	$191	$(43)
DBA 1.000 20-MAR-2029	Sell	1.00%	Quarterly	03/20/2029	(12,400)	157	–	157
DBA 1.000 20-MAR-2029	Buy	1.00%	Quarterly	03/20/2029	12,400	(157)	(160)	3
						$148	$31	$117

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.40%	1-DAY THOR	Quarterly	12/17/2035	THB	82,000	$121	$1	$120
3.1%	6-MONTH EURIBOR	Annually	06/17/2036	EUR	5,900	(110)	19	(129)
3.2%	6-MONTH EURIBOR	Annually	06/17/2056	EUR	3,100	(85)	13	(98)
3.9%	6-MONTH PRIBOR	Annually	06/18/2035	CZK	15,000	15	2	13
1-DAY THOR	1.718%	Quarterly	06/18/2030	THB	45,000	13	–	13
1-DAY MIBOR	5.96%	Semi-Annually	06/18/2030	INR	250,000	(12)	–	(12)
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	1,200,000	(10)	–	(10)
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	800,000	111	(6)	117
BZDIOVRA	13.085%	Annually	01/02/2029	BRL	60,866	(272)	–	(272)
3.7%	6-MONTH WIBOR	Annually	03/18/2028	PLN	25,700	20	–	20
BZDIOVRA	12.8575%	Annually	01/03/2028	BRL	27,322	(83)	–	(83)
BZDIOVRA	12.85%	Annually	01/03/2028	BRL	49,233	(151)	–	(151)
China 7-Day Reverse Repo Rate	1.555%	Quarterly	03/18/2031	CNY	19,000	13	–	13
BZDIOVRA	12.925%	Annually	01/03/2028	BRL	33,675	(95)	–	(95)
6-MONTH HUF - BUBOR	6.57%	Semi-Annually	06/17/2029	HUF	424,000	54	–	54
4.64%	CLICP	Semi-Annually	06/17/2028	CLP	4,100,000	(17)	–	(17)
6-MONTH CZK - PRIBOR	4.3625%	Semi-Annually	06/17/2031	CZK	42,000	25	–	25
4.96%	CLICP	Semi-Annually	06/17/2028	CLP	4,100,000	(44)	–	(44)
BZDIOVRA	13.72%	Annually	01/03/2028	BRL	15,110	(10)	–	(10)
BZDIOVRA	14.01%	Annually	01/03/2028	BRL	29,939	3	–	3
7.785%	ZARONIA	Annually	09/16/2028	ZAR	78,000	(35)	–	(35)
4.0%	SOFR	Annually	05/26/2031	USD	3,800	(18)	(8)	(10)
3.9207%	SOFR	Annually	05/26/2029	USD	3,000	2	–	2
4.545%	6-MONTH WIBOR	Annually	09/16/2029	PLN	11,500	(56)	–	(56)
4.4865%	6-MONTH WIBOR	Annually	09/16/2029	PLN	22,300	(100)	–	(100)
6-MONTH WIBOR	4.5%	Semi-Annually	09/16/2036	PLN	4,000	18	3	15
6-MONTH WIBOR	4.457%	Semi-Annually	09/16/2036	PLN	4,000	15	–	15
1-DAY MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	11	–	11
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	87,730	(151)	(5)	(146)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	68	–	68
1-DAY MXIBTIEE	8.89%	Monthly	12/18/2026	MXN	473,064	289	11	278
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	18,400	126	–	126
1-DAY MXIBTIEE	8.905%	Monthly	12/18/2026	MXN	169,316	104	–	104
1-DAY THOR	1.9045%	Quarterly	12/20/2029	THB	110,700	58	–	58
1-DAY MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	332,285	1	13	(12)

SEI Institutional International Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2026

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY MIBOR	6.04%	Semi-Annually	02/04/2030	INR	336,920	$(2)	$(4)	$2
1-DAY MXIBTIEE	8.5235%	Monthly	02/20/2035	MXN	168,070	306	255	51
2.0195%	1-DAY THOR	Quarterly	03/21/2035	THB	37,270	(15)	(18)	3
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	213,700	(23)	2	(25)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	6,843	9	–	9
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	9,370	26	9	17
3-MONTH JIBAR	7.327%	Quarterly	07/10/2030	ZAR	43,200	1	–	1
1-DAY MIBOR	5.701%	Semi-Annually	07/11/2030	INR	422,300	(62)	5	(67)
1-DAY BRL - CETIP	13.4043%	Annually	01/03/2028	BRL	16,600	(28)	–	(28)
1-DAY BRL - CETIP	13.28%	Annually	01/03/2028	BRL	60,700	(124)	1	(125)
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	6,400	3	–	3
3-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	147,750	(187)	(6)	(181)
INR OVERNIGHT MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	245,100	(47)	(18)	(29)
6-MONTH PRIBOR	4.1495%	Semi-Annually	11/04/2035	CZK	40,900	(7)	4	(11)
INR OVERNIGHT MIBOR	5.94%	Semi-Annually	01/16/2031	INR	188,750	(15)	(18)	3
3-MONTH BA	6.6795%	Quarterly	01/20/2031	ZAR	39,800	(63)	9	(72)
6-MONTH HUF - BUBOR	6.08%	Semi-Annually	01/22/2031	HUF	680,000	109	–	109
6-MONTH HUF - BUBOR	6.505%	Semi-Annually	01/22/2036	HUF	380,000	165	–	165
1-DAY THOR	1.3875%	Quarterly	02/23/2031	THB	33,550	(7)	5	(12)
6.88%	3-MONTH BA	Quarterly	03/03/2031	ZAR	41,650	48	45	3
MIBOR	6.79204938%	Semi-Annually	03/31/2031	INR	224,950	62	16	46
6-MONTH HUF - BUBOR	5.1595%	Semi-Annually	05/29/2031	HUF	585,550	29	–	29
3-MONTH BA	7.5095%	Quarterly	05/27/2031	ZAR	52,700	13	7	6
1-MONTH MXN - TIIE	7.8945%	Monthly	05/23/2031	MXN	58,200	1	5	(4)
1.1%	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	412	(7)	419
SOFR	4.00%	Annually	09/17/2035	USD	14,700	25	366	(341)
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	1,800	69	(8)	77
1-DAY BROIS	13.3%	Annually	01/02/2031	BRL	29,826	(178)	(1)	(177)
						$338	$692	$(354)

Percentages are based on Net Assets of $965,445 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $89,475 ($ Thousands), representing 9.3% of the Net Assets of the Fund.
(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	No interest rate available.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

62	SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CDO — Collateralized Debt Obligation
CETIP — Central Custody and Financial Settlement of Securities
Cl — Class
CME — Chicago Mercantile Exchange
CMO — Collateralized Mortgage Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
SARON — Swiss Average Rate Overnight
Ser — Series

SEI Institutional International Trust	63

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

(Concluded)

SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

64	SEI Institutional International Trust